UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Short Duration Multi-Sector Bond Fund
Class A:
SDMAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class A	$31	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,434,083,989
Number of fund holdings	1,517
Portfolio turnover rate for the period	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	61.9
AA	5.0
A	8.2
BBB	10.6
BB	8.1
B	2.7
CCC	0.6
Not Rated	2.7
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF219E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	A
NASDAQ	SDMAX
CUSIP	74440B876
MF219E2A

PGIM Short Duration Multi-Sector Bond Fund
Class C:
SDMCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class C	$73	1.46%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,434,083,989
Number of fund holdings	1,517
Portfolio turnover rate for the period	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	61.9
AA	5.0
A	8.2
BBB	10.6
BB	8.1
B	2.7
CCC	0.6
Not Rated	2.7
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF219E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	C
NASDAQ	SDMCX
CUSIP	74440B868
MF219E2C

PGIM Short Duration Multi-Sector Bond Fund
Class Z:
SDMZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class Z	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,434,083,989
Number of fund holdings	1,517
Portfolio turnover rate for the period	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	61.9
AA	5.0
A	8.2
BBB	10.6
BB	8.1
B	2.7
CCC	0.6
Not Rated	2.7
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF219E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	Z
NASDAQ	SDMZX
CUSIP	74440B843
MF219E2Z

PGIM Short Duration Multi-Sector Bond Fund
Class R6:
SDMQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class R6	$16	0.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,434,083,989
Number of fund holdings	1,517
Portfolio turnover rate for the period	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	61.9
AA	5.0
A	8.2
BBB	10.6
BB	8.1
B	2.7
CCC	0.6
Not Rated	2.7
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF219E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	R6
NASDAQ	SDMQX
CUSIP	74440B850
MF219E2R6

PGIM Total Return Bond Fund
Class A:
PDBAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class A	$38	0.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	A
NASDAQ	PDBAX
CUSIP	74440B108
MF166E2A

PGIM Total Return Bond Fund
Class C:
PDBCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class C	$75	1.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	C
NASDAQ	PDBCX
CUSIP	74440B306
MF166E2C

PGIM Total Return Bond Fund
Class R:
DTBRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R	$51	1.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2R

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R
NASDAQ	DTBRX
CUSIP	74440B306
MF166E2R

PGIM Total Return Bond Fund
Class Z:
PDBZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class Z	$25	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	Z
NASDAQ	PDBZX
CUSIP	74440B405
MF166E2Z

PGIM Total Return Bond Fund
Class R2:
PDBRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R2	$45	0.89%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2R2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R2
NASDAQ	PDBRX
CUSIP	74440B819
MF166E2R2

PGIM Total Return Bond Fund
Class R4:
PDBSX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R4	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2R4

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R4
NASDAQ	PDBSX
CUSIP	74440B793
MF166E2R4

PGIM Total Return Bond Fund
Class R6:
PTRQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R6	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 49,132,271,776
Number of fund holdings	3,106
Portfolio turnover rate for the period	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	57.2
AA	7.4
A	8.7
BBB	13.8
BB	5.5
B	3.4
CCC	0.5
Not Rated	3.0
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF166E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R6
NASDAQ	PTRQX
CUSIP	74440B884
MF166E2R6

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Short Duration Multi-Sector Bond Fund	4

PGIM Total Return Bond Fund	101

Notes to Financial Statements	273

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ACE—Adjusted Current Earnings

AID—Agency for International Development

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

CDX—Credit Derivative Index

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

COP—Certificates of Participation

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IG—Investment Grade

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSC—Morgan Stanley & Co. LLC

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OBX—Oslo Stock Exchange

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.2%

ASSET-BACKED SECURITIES 23.7%

Automobiles 0.9%

Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27		1,000	$983,524
Series 2023-04A, Class A, 144A	5.490	06/20/29		16,800	17,167,228
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		945	944,341
CarMax Auto Owner Trust,
Series 2021-02, Class D	1.550	10/15/27		3,700	3,691,563
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,358,581
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,487,345
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,969,328
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		81	82,344
Series 2020-02, Class R, 144A	31.355	02/25/28		102	102,693
Series 2021-03, Class E, 144A	2.102	02/26/29		3	2,777
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		950	945,326
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	893,322
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,908,361
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,516,205
Series 2025-01A, Class A, 144A	5.360	04/16/35		9,700	9,930,222
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		29	28,530
Series 2022-C, Class E, 144A	11.366	12/15/32		81	81,671
Series 2024-A, Class C, 144A	5.818	06/15/32		2,997	3,014,825

					60,108,186

Collateralized Loan Obligations 19.6%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.686(c)	07/15/37		15,000	15,000,000
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.028(c)	04/25/34	EUR	5,250	5,930,723
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.986(c)	01/22/38	EUR	15,000	17,035,050

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.420%(c)	03/31/38		5,550	$5,505,101
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	5.801(c)	01/20/34		5,000	5,000,000
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.629(c)	04/15/35	EUR	8,000	8,924,923
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	4.130(c)	10/15/38	EUR	25,000	28,063,951
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589(c)	04/18/35		25,000	25,000,000
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.641(c)	10/16/37		15,000	15,000,000
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.336(c)	01/24/33	EUR	6,662	7,537,981
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	03/09/34		15,000	14,977,500
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.688(c)	10/15/34		25,000	25,000,000
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.879(c)	04/15/31	EUR	7,488	8,444,585
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.251(c)	03/15/32	EUR	4,074	4,596,786
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.151(c)	03/15/32	EUR	17,450	19,707,079
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31		576	576,171

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 5

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.669%(c)	10/21/37		8,000	$7,984,000
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	07/20/37		22,000	22,000,000
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.751(c)	01/20/35		9,500	9,500,000
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.329(c)	01/15/34	EUR	8,000	9,026,762
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A	0.000(cc)	10/15/37	EUR	15,200	17,055,134
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609(c)	04/20/35		8,750	8,750,000
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.129(c)	07/15/34	EUR	6,500	7,304,617
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.384(c)	05/22/32	EUR	3,441	3,888,819
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.856(c)	07/15/34		14,000	13,797,141
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.525(c)	03/28/38		15,000	14,925,000
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	10/20/37		10,000	9,903,003
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		35,000	34,895,000
Series 2025-05A, Class A, 144A	0.000(cc)	03/31/38		17,500	17,500,000
Elmwood CLO Ltd.,
Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	07/18/37		20,250	20,229,750
Galaxy CLO Ltd. (Cayman Islands),
Series 2025-35A, Class A, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.461(c)	04/20/38		21,000	20,839,476

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.749%(c)	10/20/37		11,500	$11,500,001
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/20/38		20,000	19,915,996
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.528(c)	04/15/31		533	533,165
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	10/20/31		1,772	1,771,891
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.608(c)	07/25/37	EUR	36,250	41,141,349
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.128(c)	12/25/35	EUR	3,250	3,667,744
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.556(c)	04/25/39	EUR	12,000	13,425,578
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.684(c)	10/19/38	EUR	31,000	35,002,020
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.929(c)	07/15/31	EUR	7,403	8,350,535
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.698(c)	01/15/31		357	357,492
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	01/15/38		25,000	24,732,492
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.769(c)	04/18/37		40,250	40,250,004
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.563(c)	07/27/34		18,000	18,000,000
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.621(c)	01/25/38		15,000	14,962,500

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 7

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.589%(c)	10/23/34		15,000	$15,000,000
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.146(c)	05/15/37	EUR	35,000	39,754,556
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.503(c)	10/12/30		2,522	2,521,585
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.638(c)	07/15/31		1,067	1,066,624
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.726(c)	07/20/38	EUR	23,800	27,058,955
NGC Euro CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.396(c)	01/15/39	EUR	10,000	11,092,069
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.855(c)	06/20/34		14,000	13,869,941
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719(c)	07/19/37		15,000	15,000,000
OAK Hill European Credit Partners Designated Activity Co. (Ireland),
Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.216(c)	01/21/35	EUR	9,000	10,104,644
Obra CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.903(c)	01/20/38		16,000	15,976,256
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.624(c)	04/26/31		479	478,834
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.446(c)	07/15/31		3,460	3,456,209
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.319(c)	10/18/35		8,500	8,519,777
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.522(c)	03/31/38		23,450	23,312,309

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.380%(c)	05/21/34		9,000	$8,939,786
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.820(c)	02/14/34		10,000	10,000,000
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.531(c)	10/20/31		300	299,822
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.698(c)	10/15/34		15,000	15,000,000
Pikes Peak CLO 18 (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.508(c)	04/20/38		6,500	6,469,729
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.447(c)	04/25/38	EUR	16,500	18,613,543
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.830(c)	04/17/37		29,000	29,029,966
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.019(c)	01/20/36		7,000	7,030,101
Rockford Tower Europe CLO DAC (Ireland),
Series 2023-01A, Class B1, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)	4.779(c)	10/15/37	EUR	16,185	18,314,844
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.429(c)	10/25/27	EUR	25,260	28,392,130
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.664(c)	05/07/31		1,092	1,092,009
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.675(c)	08/15/30		646	645,620
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37		8,000	8,000,000
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37		10,000	10,000,000

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 9

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.614%(c)	01/26/31		1,112	$1,111,504
Sound Point Euro CLO Funding DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.459(c)	04/15/39	EUR	19,600	21,961,549
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.176(c)	07/20/35	EUR	14,000	15,857,269
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.988(c)	04/25/30	EUR	5,540	6,253,252
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	3.226(c)	02/20/30	EUR	19,591	22,119,009
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	10/20/33		15,000	15,000,000
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.471(c)	10/29/34		12,690	12,627,848
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.871(c)	10/29/34		4,000	4,006,041
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.319(c)	04/20/34		25,000	24,836,757
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.139(c)	01/20/36		25,000	25,044,977
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/36		14,000	14,030,807
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.148(c)	07/25/34	EUR	13,500	15,182,527
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.605(c)	04/15/38	EUR	27,500	30,972,156
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.959(c)	01/20/35		15,650	15,650,000

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.778%(c)	01/15/32		1,979	$1,978,570
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.379(c)	10/20/34		25,000	24,882,152

					1,258,063,046

Consumer Loans 1.1%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1C, 144A	6.160	02/15/29		500	501,932
Series 2024-B, Class B, 144A	4.880	09/15/29		2,000	1,992,859
Series 2024-B, Class C, 144A	5.060	09/15/29		1,500	1,493,372
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		14,800	14,874,977
Series 2025-01A, Class B, 144A	5.130	02/15/33		3,900	3,914,442
Series 2025-01A, Class C, 144A	5.280	02/15/33		6,400	6,412,819
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	1	469
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		500	508,673
Series 2024-01, Class A4, 144A	5.670	06/25/59		1,052	1,067,745
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35		5,250	5,333,843
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		600	582,047
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,780,881
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,327,781
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,904,280
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,533,320
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	104,670
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		2,601	2,575,310
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45		6,159	6,187,243

					72,096,663

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 11

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.9%

Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.941%(c)	03/25/43	104	$103,317
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	399	403,802
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.854(c)	01/25/55	5,837	5,837,117
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050(c)	03/20/54	312	313,974
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.950(c)	05/25/54	310	310,158
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.550(c)	10/20/54	672	670,970
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	5.481(c)	10/25/33	1,054	1,047,465
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,395	1,402,206
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	8,262	8,260,530
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	9,613	9,662,571
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,793	1,824,986
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	808	811,624
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	729	734,626
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,662	2,692,625
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	9,572	9,568,049
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	4,350	4,327,621
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	7,512	7,575,722

				55,547,363

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Other 1.1%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.697%(c)	10/16/28		7,200	$7,195,761
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49		12,716	12,819,170
GoodLeap Sustainable Home Solutions Trust,
Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,601	2,510,375
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41		5,700	5,452,012
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.954(c)	02/25/55		10,884	10,845,071
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		6,000	5,991,928
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60		4,894	4,836,411
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,575	1,532,742
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,477	6,142,421
Tesla Sustainable Energy Trust,
Series 2024-01A, Class A2, 144A	5.080	06/21/50		10,350	10,412,907

					67,738,798

Residential Mortgage-Backed Securities 0.0%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	5.041(c)	06/25/33		46	45,705
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.861(c)	08/25/34		1,045	1,008,591
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	11/25/60	EUR	268	293,576

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 13

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.632(c)	03/15/26	EUR	800	675,014

					2,022,887

Student Loans 0.1%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	216,753
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		362	347,090
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		645	613,388
Series 2019-A, Class R, 144A	0.000	10/25/48		862	264,016
SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 144A(x)	5.380	07/15/53		2,267	2,306,751
Series 2024-E, Class A1A, 144A(x)	5.090	10/16/56		2,553	2,574,307

					6,322,305

TOTAL ASSET-BACKED SECURITIES (cost $1,507,967,792)					1,521,899,248

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	15,761,201
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		973	948,133
Series 2017-BNK06, Class A4	3.254	07/15/60		215	209,669
Series 2018-BN10, Class A4	3.428	02/15/61		4,553	4,420,654
Series 2019-BN17, Class A3	3.456	04/15/52		4,106	3,950,216
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,707,686
Series 2019-BN24, Class A2	2.707	11/15/62		3,465	3,208,848
Series 2020-BN25, Class A3	2.391	01/15/63		2,883	2,774,946
Series 2020-BN29, Class A3	1.742	11/15/53		2,000	1,720,386
Series 2021-BN33, Class A4	2.270	05/15/64		10,400	9,180,278
BANK5,
Series 2023-05YR2, Class A3	6.656(cc)	07/15/56		15,000	15,882,690
Series 2024-05YR8, Class A3	5.884	08/15/57		20,850	21,777,810
Series 2024-05YR9, Class A3	5.614	08/15/57		21,900	22,664,768
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52		6,100	5,743,455

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2023-C20, Class A2	6.383%(cc)	07/15/56	3,490	$3,613,835
Series 2023-C21, Class A2	6.506(cc)	09/15/56	6,238	6,570,864
Series 2024-05C27, Class A3	6.014	07/15/57	9,000	9,445,496
Series 2024-05C29, Class XA, IO	1.822(cc)	09/15/57	107,020	6,515,381
Series 2025-05C33, Class A4	5.839	03/15/58	28,570	29,884,989
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	6,465	6,104,592
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	765,141
Series 2019-B10, Class A3	3.455	03/15/62	3,069	2,954,811
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,978,461
Series 2020-B20, Class A3	1.945	10/15/53	10,000	9,139,153
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,724,383
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	2,830,869
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,366,743
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,966,003
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,737,020
Series 2024-V08, Class A3	6.189(cc)	07/15/57	15,800	16,656,151
Series 2024-V09, Class A3	5.602	08/15/57	14,250	14,749,408
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.212(c)	07/15/41	3,500	3,495,625
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.814(c)	08/15/26	2,596	2,593,158
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	13,000	13,671,559
Series 2023-C05, Class A2	6.518	06/15/56	10,792	11,110,782
Series 2023-C06, Class A2	6.870(cc)	09/15/56	11,926	12,616,325
Series 2024-C08, Class XB, IO	1.021(cc)	03/15/57	50,000	2,948,275
Series 2025-05C9, Class A3	5.779(cc)	04/15/58	13,030	13,587,306
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class A, 144A	5.392(cc)	11/05/39	3,500	3,532,719
BX Commercial Mortgage Trust,
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.013(c)	08/15/39	8,445	8,445,260
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.385(c)	10/15/36	11,000	10,848,750
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.022(c)	01/15/39	10,000	9,918,750

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 15

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BX Trust, (cont’d.)
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.022%(c)	01/15/39	5,700	$5,620,137
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.462(c)	07/15/29	10,775	10,640,313
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.072(c)	02/15/35	10,550	10,279,656
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.466(c)	03/15/30	17,560	17,217,296
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.959(c)	10/18/42	6,515	6,439,332
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	538,662
Series 2017-CD05, Class A3	3.171	08/15/50	800	774,312
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,607,202
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.942(c)	09/15/38	5,900	5,896,313
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,554,444
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,838,643
Series 2017-C04, Class A3	3.209	10/12/50	957	929,096
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	81,605
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,776,335
Series 2019-GC43, Class A3	2.782	11/10/52	9,999	9,185,497
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.016(cc)	02/10/47	120,907	48
Series 2016-COR01, Class A3	2.826	10/10/49	693	671,886
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,705,307
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,932,317
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	9,200	261,105
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,354,542
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	13,972,301
Series 2019-C15, Class A3	3.779	03/15/52	5,979	5,846,040
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	184,802
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	277,405

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Deutsche Bank Commercial Mortgage Trust, (cont’d.)
Series 2017-C06, Class A4	3.071%	06/10/50	600	$580,140
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	244,836
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.467(cc)	09/25/27	6,205	45,830
Series K0090, Class X1, IO	0.854(cc)	02/25/29	97,922	2,391,372
Series K0093, Class X1, IO	1.081(cc)	05/25/29	12,510	398,779
Series K0097, Class X1, IO	1.214(cc)	07/25/29	17,560	680,563
Series K0101, Class X1, IO	0.942(cc)	10/25/29	18,639	586,172
Series K0122, Class X1, IO	0.963(cc)	11/25/30	37,033	1,448,511
Series K0735, Class X1, IO	1.098(cc)	05/25/26	8,107	59,277
Series K1513, Class X1, IO	0.987(cc)	08/25/34	30,506	1,630,448
Series Q001, Class XA, IO	2.085(cc)	02/25/32	12,242	776,993
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	12,200	12,278,096
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	741,367
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,152,271
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,359,768
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,753,687
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class A, 144A	5.649(cc)	01/13/40	7,110	7,306,522
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	180	175,801
Series 2015-C29, Class A4	3.611	05/15/48	602	600,689
Series 2015-C30, Class A5	3.822	07/15/48	4,200	4,169,324
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,910	2,839,744
Series 2017-C07, Class A4	3.147	10/15/50	1,089	1,051,751
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	10,600	3,259,501
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.932(c)	01/15/39	2,560	2,528,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	2,464	2,434,823
Series 2016-C30, Class A4	2.600	09/15/49	5,320	5,182,610
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,169,590
Series 2025-05C1, Class A3	5.635	03/15/58	10,030	10,411,185

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 17

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540%	12/15/48		3,277	$3,253,692
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,074,207
Series 2017-HR02, Class A3	3.330	12/15/50		1,981	1,916,686
Series 2018-H04, Class A3	4.043	12/15/51		1,324	1,306,515
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,539,670
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,499,672
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56		21,000	21,963,961
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,575,333
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,539,449
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.936(c)	03/15/36		5,000	4,625,876
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41		11,500	11,713,610
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		3,400	3,528,595
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,157,159
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)(x)	6.453(c)	01/23/29	GBP	7,846	10,430,012
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.565(c)	12/15/39		7,960	7,900,300
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		457	446,433
Series 2017-C07, Class A3	3.418	12/15/50		1,477	1,439,280
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,119,013
Series 2018-C10, Class A3	4.048	05/15/51		1,332	1,308,789
Series 2018-C14, Class A3	4.180	12/15/51		2,399	2,364,763
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.814(c)	11/15/41		17,390	17,379,131
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,256,184
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,353,651
Series 2017-C40, Class A3	3.317	10/15/50		350	342,449
Series 2017-RB01, Class A4	3.374	03/15/50		632	613,971
Series 2018-C43, Class XB, IO	0.455(cc)	03/15/51		51,500	476,880

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C46, Class XB, IO	0.473%(cc)	08/15/51	104,789	$1,190,246
Series 2020-C56, Class A4	2.194	06/15/53	2,876	2,632,344
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.936(c)	05/15/31	7,000	6,825,813
WEST Trust,
Series 2025-ROSE, Class A, 144A	5.454(cc)	04/10/30	8,080	8,138,103

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $714,720,580)				700,476,582

CORPORATE BONDS 25.8%

Aerospace & Defense 0.8%

BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.850	12/15/25	30	29,879
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	27,227	26,674,870
Sr. Unsec’d. Notes	2.250	06/15/26	80	77,723
Sr. Unsec’d. Notes	2.750	02/01/26	90	88,461
Sr. Unsec’d. Notes	3.250	02/01/28	9,944	9,574,596
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,681,591
Sr. Unsec’d. Notes	6.298	05/01/29	2,225	2,341,453
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,959	1,941,467
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	558	558,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	125	128,750
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	3,594	3,588,357
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28	50	49,880
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,548
Sr. Unsec’d. Notes	7.200	08/15/27	30	31,834

				48,786,409

Agriculture 0.3%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	131,389
Gtd. Notes	5.350	08/15/32	11,635	11,708,565
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	70	70,021

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 19

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A, MTN	7.410%	06/18/27	1,773	$1,863,485
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	8,200	8,412,626

				22,186,086

Airlines 0.4%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,400	1,352,792
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	17,015	16,810,990
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A	6.500	06/20/27	151	151,229
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,374,235
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	73	72,057
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,335,741
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	703,630

				24,800,674

Auto Manufacturers 1.4%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	526,562
Sr. Unsec’d. Notes	4.134	08/04/25	925	919,596
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	2,934,697
Sr. Unsec’d. Notes	5.113	05/03/29	6,800	6,520,347
Sr. Unsec’d. Notes	5.800	03/08/29	8,480	8,325,246
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,095,900
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,288,807
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	33,959
Sr. Unsec’d. Notes	1.500	06/10/26	335	322,659
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,165,904
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,065
Sr. Unsec’d. Notes	5.050	04/04/28	19,906	19,964,009

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	5.350%	07/15/27	1,177	$1,189,358
Sr. Unsec’d. Notes	5.400	04/06/26	335	335,873
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,296
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	51,911
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	102,998
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,090,646
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,496
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	24,125
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	13,858
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	27,445
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	7,365	7,219,916
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	5.750	03/18/30	4,325	4,328,186
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	4.050(cc)	10/24/25	3,500	3,480,280
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	1.250	11/24/25	200	195,648
Gtd. Notes, 144A(a)	4.950	08/15/29	5,520	5,467,147
Gtd. Notes, 144A	5.050	03/27/28	15,570	15,600,246

				92,401,180

Auto Parts & Equipment 0.2%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	1,795	1,782,945
Gtd. Notes(a)	6.875(ff)	12/15/54	440	411,317
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	506,875
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	763,520
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,300	6,961,171

				10,425,828

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 21

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 6.8%

ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN	6.575%(ff)	10/13/26	10,700	$10,786,472
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,228,516
Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.538(ff)	03/14/30	2,800	2,868,954
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,806,904
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN	3.750	03/30/26	17,155	16,706,826
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,158,998
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,458,119
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	520,050
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,443,845
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	7,530	6,814,401
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,273,032
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	667,397
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,308,991
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,643,267
Sub. Notes, MTN	4.450	03/03/26	6,500	6,495,211
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	122,551
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	335	322,444
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	11,045	11,055,566
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	12,800	12,886,550
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,881,232
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,133,840
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,298,127
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,078,631
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,277,904
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	3,800	3,946,835
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	8,075	7,772,770
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,434,299
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,345,411
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,284,364

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.200%	10/21/26	2,495	$2,454,464
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	1,085	1,055,488
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	23,877,700
Sub. Notes	4.400	06/10/25	210	209,650
Sub. Notes	4.450	09/29/27	6,500	6,480,803
Sub. Notes	4.600	03/09/26	165	164,845
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	13,028,728
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,929,238
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	6,205	6,211,624
Sr. Non-Preferred Notes(a)	6.819(ff)	11/20/29	6,360	6,753,429
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,985,951
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	481,769
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,959,139
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,026,637
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,318,673
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	3,523	3,107,395
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	269,738
Sr. Unsec’d. Notes	3.850	01/26/27	800	793,356
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,064,696
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	7,200	7,182,849
Sr. Unsec’d. Notes(a)	6.484(ff)	10/24/29	8,600	9,122,888
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	125	109,290
Hamburg Commercial Bank AG (Germany),
Sub. Notes, EMTN, SOFR + 0.667%	5.036(c)	03/21/31	5,000	4,758,101
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	4.858(ff)	03/25/29	7,285	7,334,181
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.033(c)	07/01/25(oo)	4,510	4,500,781
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,610,882
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,385,577
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,667,114
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,380,889
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	365,611

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 23

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.782%(ff)	02/01/28	4,500	$4,451,677
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,535,570
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,912,678
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,202,566
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A(a)	4.932(ff)	10/16/30	5,005	5,038,909
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,233,094
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	800	790,763
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,408,454
Mizuho Financial Group, Inc. (Japan),
Sub. Notes, 144A(a)	4.353	10/20/25	335	333,591
Morgan Stanley,
Sr. Unsec’d. Notes(a)	4.654(ff)	10/18/30	7,910	7,883,255
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,748,556
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,203,281
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,141,491
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,776,331
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,289,619
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,449,812
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	626,272
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,492,278
Sub. Notes, MTN	5.000	11/24/25	175	175,216
PNC Bank NA,
Sub. Notes	4.050	07/26/28	350	344,614
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875(cc)	02/23/28	10,000	10,555,551
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	323,388
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	8,055	8,114,680
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	11,465	11,630,960
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,633,482
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	1,970	1,965,075

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.091%(ff)	05/14/32		3,510	$3,126,725
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	5.941(c)	05/12/26		5,085	5,088,166
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26		1,180	1,169,062
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29		11,845	12,506,381
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,329,800
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28		17,850	18,248,244

					436,342,534

Beverages 0.0%

Constellation Brands, Inc.,
Sr. Unsec’d. Notes	5.000	02/02/26		40	39,982

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27		30	28,930
Sr. Unsec’d. Notes	3.125	05/01/25		280	280,000
Sr. Unsec’d. Notes	5.150	03/02/28		335	342,322

Baxalta, Inc.,
Gtd. Notes	4.000	06/23/25		925	923,242

					1,574,494

Building Materials 0.3%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28		2,775	2,404,683
CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25		1,800	1,808,766
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	1,000	1,125,770
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		2,239	2,066,353
Lennox International, Inc.,
Gtd. Notes	1.700	08/01/27		30	28,172
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		2,100	2,114,096

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 25

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	2,000	$1,958,204
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.950	12/01/29	7,580	7,651,853

				19,157,897

Chemicals 0.4%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,000	1,793,000
Gtd. Notes, 144A	4.500	01/10/28	900	806,850
Gtd. Notes, 144A	4.500	01/31/30	1,457	1,208,873
Gtd. Notes, 144A	8.500	01/12/31	3,381	3,231,222
Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	1,050	1,060,671
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26	70	70,100
LYB International Finance III LLC,
Gtd. Notes	1.250	10/01/25	185	182,246
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	335	339,708
Sr. Unsec’d. Notes	5.950	11/07/25	20	20,126
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31	407	358,440
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,296	3,322,203
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	11/15/28	3,875	4,049,792
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	919,985
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	1,020	976,650
Gtd. Notes	6.500	09/27/28	600	553,650
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	85	84,680
Sr. Unsec’d. Notes	3.450	06/01/27	45	44,196
Syensqo Finance America LLC (Belgium),
Gtd. Notes, 144A	5.650	06/04/29	5,705	5,848,316
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.800	06/06/26	335	331,060

				25,201,768

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250%	10/01/29	2,725	$1,853,000

Commercial Services 0.7%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	1,800	1,691,250
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,028	2,033,866
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,000	957,500
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,925	1,833,563
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	1,895	1,593,840
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	5,275	4,730,356
Gtd. Notes, 144A	4.625	10/01/27	4,356	4,169,136
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	5.750	10/15/29	1,400	1,392,076
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	350	369,097
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	2,246	2,211,324
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25	6,000	5,909,378
Sr. Unsec’d. Notes	0.894	12/10/25	3,643	3,561,996
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	4,974	4,634,275
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR 1,614	1,815,278
Equifax, Inc.,
Sr. Unsec’d. Notes	5.100	06/01/28	330	335,379
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28	335	337,620
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118	785	703,229
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27	80	76,669
Sr. Unsec’d. Notes	4.450	06/01/28	85	84,288

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 27

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500%	05/15/29	2,450	$2,261,536
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27	320	319,742
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	2,525	2,562,460

				43,583,858

Computers 0.1%

Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes	6.020	06/15/26	125	126,464
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	170	164,512
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450	09/25/26	8,165	8,162,996
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	971	1,045,604

				9,499,576

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	9,219	9,186,737
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	175	178,019

				9,364,756

Diversified Financial Services 0.9%

American Express Co.,
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	8,335	8,409,137
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	2,925	2,898,918
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	2,880	3,034,184
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28	35	35,175
Sr. Unsec’d. Notes	4.985(ff)	07/24/26	95	94,999
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	4,450	4,604,546

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750%	11/02/27	250	$243,900
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/25(d)	9,290	8,268,206
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	3,040	3,100,310
Gtd. Notes	6.750	11/17/28	1,710	1,817,852
Gtd. Notes, 144A	4.625	11/15/27	110	109,359
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	425	425,442
OMERS Finance Trust (Canada),
Gtd. Notes, 144A	5.500	11/15/33	7,850	8,304,053
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	800	740,283
Gtd. Notes	6.625	05/15/29	3,075	3,087,188
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	6,400	5,980,194
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	207,746
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR 1,460	1,554,740
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	2,165	2,186,653
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	2,500	2,413,438
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	2,100	2,090,203

				59,606,526

Electric 1.7%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.950	06/01/28	35	34,344
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26	30	29,249
Sr. Unsec’d. Notes	5.450	06/01/28	250	253,848
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26	3,220	3,237,477

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 29

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400%	06/06/27	3,965	$4,019,880
Ameren Corp.,
Sr. Unsec’d. Notes	3.650	02/15/26	170	168,585
Black Hills Corp.,
Sr. Unsec’d. Notes	5.950	03/15/28	25	25,963
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,375	2,294,620
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,950	1,876,936
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,775	1,756,596
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	25	24,188
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	3,011	2,891,162
DTE Energy Co.,
Sr. Unsec’d. Notes, Series F	1.050	06/01/25	155	154,438
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.300	03/15/28	115	114,956
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25	10,000	9,975,083
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	3.625	10/13/25	305	302,860
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	12,260	12,441,091
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	35	34,484
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,389	2,350,179
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	5,213	5,128,289
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	745	753,381
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	4,746	4,799,393
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	121,473
Sr. Unsec’d. Notes	4.750	05/15/26	160	160,122
Sr. Unsec’d. Notes	5.450	03/01/28	150	153,703
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	24,188
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	87,139
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	85,781

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series FSA	8.250%	04/15/26		445	$459,404
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29		108	124,491
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26		314	324,164
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		670	712,881
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		1,158	1,348,834
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27		395	420,281
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		4,320	4,188,154
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28		4,980	5,194,937
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,558,597
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27		335	329,816
Gtd. Notes	4.625	07/15/27		185	186,112
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		4,350	4,363,145
Gtd. Notes, 144A	5.250	06/15/29		625	617,476
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	73,891
First Mortgage	3.300	12/01/27		175	168,639
First Mortgage	4.950	06/08/25		45	44,935
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,131,989
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes	1.300	06/15/25		335	333,339
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25		20	19,771
Sempra,
Sr. Unsec’d. Notes	4.000	02/01/48		580	421,392
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	217,153
Sr. Unsec’d. Notes	5.150	10/06/25		335	335,437
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,439,983
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,229,774
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,154,434

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 31

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.000%	07/31/27		5,841	$5,791,387
Gtd. Notes, 144A	5.500	09/01/26		1,000	996,703
Gtd. Notes, 144A	5.625	02/15/27		6,450	6,444,040
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	29,471
Sr. Sec’d. Notes, 144A	5.125	05/13/25		9,530	9,524,599
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	44,997
Sr. Unsec’d. Notes	5.000	09/27/25		85	85,071
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/28		60	59,161

					106,673,866

Electrical Components & Equipment 0.1%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		730	740,650
Gtd. Notes, 144A	6.625	03/15/32		540	551,461
Gtd. Notes, 144A	7.250	06/15/28		2,425	2,456,618

					3,748,729

Electronics 0.0%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26		45	45,097
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26		30	28,661

					73,758

Engineering & Construction 0.3%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,804,877
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	2,514,400
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	190,188
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		920	941,987

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction (cont’d.)

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250%	10/31/26		3,509	$3,439,697
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,483,404
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,721,029
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		2,100	1,951,528

					18,047,110

Entertainment 0.3%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		6,055	5,595,984
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,925	2,929,586
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		3,400	3,092,460
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,188,636
Warnermedia Holdings, Inc.,
Gtd. Notes(a)	5.050	03/15/42		2,745	2,065,698
Gtd. Notes	5.141	03/15/52		3,750	2,574,003

					20,446,367

Foods 1.3%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,778,184
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		4,400	4,131,526
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	8,420	10,434,943
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	4,032,366
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29		3,680	3,461,928
Kellanova,
Sr. Unsec’d. Notes	4.300	05/15/28		13,929	13,962,110

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 33

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Kraft Heinz Foods Co.,
Gtd. Notes	3.000%	06/01/26		335	$329,851
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26		335	326,822
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		2,025	1,900,774
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800	03/01/30		22,515	22,790,998
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	0.900	02/15/26		15	14,560
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		15,130	13,435,167
Gtd. Notes, 144A	4.250	02/01/27		2,800	2,767,301
US Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29		6,000	5,829,453

					85,195,983

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,026,628
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,976,338
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,696
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,826,038

					7,853,700

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		820	764,917
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	480,908

					1,245,825

Healthcare-Services 0.3%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,157,457

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Cigna Group (The),
Gtd. Notes	3.400%	03/01/27		25	$24,591
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		3,725	3,464,294
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.900	02/08/26		335	334,219
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	68,231
Gtd. Notes	5.250	06/15/26		335	335,938
Gtd. Notes	5.375	09/01/26		290	291,754
Gtd. Notes	5.625	09/01/28		335	343,186
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	5.200	06/15/29		1,450	1,476,862
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	629,670
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	7,263,122
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,305,682
Sr. Sec’d. Notes	5.700	05/15/28		335	341,023
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,167,557
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26		205	198,735
Gtd. Notes	3.600	09/01/27		335	329,517
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	23,830
Sr. Sec’d. Notes	4.625	06/15/28		225	219,045

					21,974,713

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		4,950	4,744,502

Home Builders 0.4%

Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27		2,050	1,995,314
Gtd. Notes(a)	7.250	10/15/29		2,200	2,137,980
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27		4,175	4,175,151

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 35

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Lennar Corp.,
Gtd. Notes	4.750%	05/30/25	220	$219,748
Gtd. Notes	4.750	11/29/27	135	135,520
Gtd. Notes	5.000	06/15/27	40	40,221
Gtd. Notes	5.250	06/01/26	3,145	3,154,562
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	834	814,032
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	2,895,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,332,245
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,656,589
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	3,000	2,988,381
Gtd. Notes	5.700	06/15/28	855	856,352

				24,401,095

Household Products/Wares 0.1%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	3.000	06/26/27	6,005	5,849,394

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	1,390	1,266,099

Insurance 0.1%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	133,909
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.850	12/15/29	2,820	2,854,118
CNA Financial Corp.,
Sr. Unsec’d. Notes	4.500	03/01/26	30	29,920
Markel Group, Inc.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	378,490
Principal Financial Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	329,550

				3,725,987

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	01/31/29	2,897	$2,915,156
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	1,890	1,831,433
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	1,000	972,630
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	1,178	1,113,163
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	25	24,898

				6,857,280

Leisure Time 0.4%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,800	4,767,456
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,975	1,883,656
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	4,725	4,709,248
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	4,755	4,732,033
Sr. Sec’d. Notes, 144A	5.875	02/15/27	3,500	3,473,925
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,801,187
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	1,175	1,175,881
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,425	2,421,969
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,525	1,521,188
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,323,000

				27,809,543

Lodging 0.2%

MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	927,103
Gtd. Notes	6.125	09/15/29	6,205	6,181,314
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	4,100	4,060,030

				11,168,447

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 37

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.2%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	01/01/30	400	$415,725
CNH Industrial Capital LLC,
Gtd. Notes	1.450	07/15/26	45	43,289
Dover Corp.,
Sr. Unsec’d. Notes	3.150	11/15/25	35	34,702
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,259,843
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,357,711

				11,111,270

Media 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	625	616,203
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	25	24,479
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,750	2,747,007
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	68,908
Sr. Sec’d. Notes	6.484	10/23/45	95	88,545
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15	14,771
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,000	667,957
Gtd. Notes, 144A	4.125	12/01/30	750	513,788
Gtd. Notes, 144A	5.375	02/01/28	975	851,927
Gtd. Notes, 144A	5.500	04/15/27	9,497	8,827,728
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,000	462,598
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	825	514,356
Gtd. Notes	7.375	07/01/28	675	456,113
Gtd. Notes	7.750	07/01/26	4,500	3,920,481
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	4,350	4,570,084
Paramount Global,
Sr. Unsec’d. Notes	3.700	06/01/28	25	24,301
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	3,400	3,291,991

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125%	08/15/30	GBP	2,100	$2,449,956
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,706,262

					33,817,455

Mining 0.4%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30		6,215	6,334,812
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		3,197	3,153,041
Sec’d. Notes, 144A	9.375	03/01/29		2,830	2,975,037
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,214,010
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		1,400	1,403,284
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		3,842	3,830,528
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		2,150	2,086,820
Gtd. Notes, 144A	6.875	01/30/30		1,350	1,369,688
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27		3,000	2,976,794

					25,344,014

Multi-National 0.3%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,177,285
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		380	390,420
Sr. Unsec’d. Notes	5.250	11/21/25		10	9,988
Sr. Unsec’d. Notes	6.000	04/26/27		8,350	8,644,602
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		500	502,603
Sr. Unsec’d. Notes	7.000	06/15/25		1,000	1,003,067
Unsec’d. Notes	6.950	08/01/26		500	513,570
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	1,997,218

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 39

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)

International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820	%(c)	08/11/26	5,500	$5,139,329

					21,378,082

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670		12/01/26	2,545	2,463,052
Gtd. Notes	5.100		03/01/30	1,800	1,799,516

					4,262,568

Oil & Gas 1.5%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100		07/15/31	1,585	1,387,885
Sr. Unsec’d. Notes, 144A	3.750		01/15/30	8,945	8,433,823
Antero Resources Corp.,
Gtd. Notes, 144A	5.375		03/01/30	3,175	3,076,971
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000		11/01/27	3,516	4,121,253
Sr. Unsec’d. Notes, 144A	8.250		12/31/28	2,325	2,348,503
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250		04/15/27	50	49,905
Sr. Unsec’d. Notes	5.400		06/15/47	792	674,010
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000		10/15/26	2,921	2,824,839
Gtd. Notes, 144A	8.375		07/01/28	1,320	1,296,818
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	9.250		02/15/28	2,410	2,435,829
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250		10/15/27	20	20,035
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625		11/02/31	1,813	1,473,969
Sr. Unsec’d. Notes	6.875		04/29/30	1,545	1,495,946
Sr. Unsec’d. Notes	7.750		02/01/32	3,575	3,409,656
Sr. Unsec’d. Notes	8.625		01/19/29	3,950	4,117,875

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Expand Energy Corp.,
Gtd. Notes	5.375%		02/01/29		3,150	$3,139,886
Hess Corp.,
Sr. Unsec’d. Notes	4.300		04/01/27		55	54,889
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250		11/01/28		1,650	1,598,781
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750		04/19/27		200	197,696
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800		04/01/28		75	73,684
Sr. Unsec’d. Notes	4.700		05/01/25		300	300,000
Sr. Unsec’d. Notes	5.125		12/15/26		315	317,640
Sr. Unsec’d. Notes	5.150		03/01/30		17,160	17,305,336
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030	(c)	09/30/29		676	665,541
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030	(c)	09/30/29		811	798,648
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500		05/01/31		250	268,070
Ovintiv, Inc.,
Gtd. Notes	5.375		01/01/26		70	70,072
Gtd. Notes	5.650		05/15/25		335	334,915
Gtd. Notes	5.650		05/15/28		335	341,299
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875		07/15/27		4,625	4,586,983
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000		04/15/27		1,600	1,627,245
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625		01/16/34	GBP	1,800	2,342,187
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350		02/12/28		179	165,145
Gtd. Notes	6.490		01/23/27		3,045	2,979,076
Gtd. Notes	6.500		03/13/27		2,378	2,319,501
Gtd. Notes	6.500		01/23/29		300	277,500
Gtd. Notes	6.840		01/23/30		300	267,120
Gtd. Notes, EMTN	2.750		04/21/27	EUR	400	418,588
Gtd. Notes, EMTN	4.875		02/21/28	EUR	1,296	1,372,742
Phillips 66,
Gtd. Notes	3.900		03/15/28		70	69,038

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 41

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125%	01/15/26	100	$97,652
Sr. Unsec’d. Notes	5.100	03/29/26	15	15,095
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	7.000	09/15/28	3,200	3,277,170
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	660	531,953
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	1,420	1,347,479
Sr. Unsec’d. Notes	4.350	06/01/28	175	174,197
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	6,960	7,016,864
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	2,563	2,699,148

				94,218,457

Packaging & Containers 0.3%

Amcor Finance USA, Inc.,
Gtd. Notes	4.500	05/15/28	335	334,136
Ball Corp.,
Gtd. Notes	6.000	06/15/29	6,025	6,149,707
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	6,150	5,996,439
Sr. Sec’d. Notes	1.650	01/15/27	20	18,976
Sr. Sec’d. Notes, 144A	5.500	04/15/28	2,000	2,043,047
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	2,405	2,477,674
Sr. Sec’d. Notes, 144A	6.750	04/15/32	1,375	1,406,649
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	40	38,649
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A(a)	6.125	02/01/28	450	452,914
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	50	48,644

				18,966,835

Pharmaceuticals 0.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	167,103

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.600%	05/14/25	295	$294,680
Sr. Unsec’d. Notes	4.550	03/15/35	165	158,778
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	743,437
Gtd. Notes, 144A	5.000	02/15/29	550	346,500
Gtd. Notes, 144A	5.250	01/30/30	550	320,375
Gtd. Notes, 144A	5.250	02/15/31	25	13,500
Gtd. Notes, 144A	6.250	02/15/29	100	65,500
Gtd. Notes, 144A	7.000	01/15/28	200	163,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,215	1,798,912
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25	555	552,325
Cencora, Inc.,
Sr. Unsec’d. Notes	3.450	12/15/27	85	83,146
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	328,850
Sr. Unsec’d. Notes	3.250	08/15/29	50	47,131
Sr. Unsec’d. Notes	3.875	07/20/25	15	14,964
Sr. Unsec’d. Notes	5.000	01/30/29	25	25,262
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,179,091
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	166,633
Gtd. Notes	5.250	06/15/46	2,095	1,589,509
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,190	3,645,656
Gtd. Notes	4.000	06/22/50	820	516,452

				12,221,304

Pipelines 1.4%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	2,450	2,392,110
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,116,798
Boardwalk Pipelines LP,
Gtd. Notes	5.950	06/01/26	60	60,664
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,494,462

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 43

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125	%(ff)	05/15/30	(oo)	1,300	$1,284,615
Jr. Sub. Notes, Series H	6.500	(ff)	11/15/26	(oo)	3,490	3,472,618
Sr. Unsec’d. Notes	2.900		05/15/25		90	89,891
Sr. Unsec’d. Notes	3.900		07/15/26		40	39,614
Sr. Unsec’d. Notes	4.400		03/15/27		80	79,741
Sr. Unsec’d. Notes	5.200		04/01/30		4,035	4,075,233
Sr. Unsec’d. Notes	5.250		07/01/29		5,535	5,614,038
Sr. Unsec’d. Notes	5.300		04/15/47		110	92,807
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A	6.190		11/01/25		210	211,204
Kinder Morgan, Inc.,
Gtd. Notes	4.300		06/01/25		25	24,969
MPLX LP,
Sr. Unsec’d. Notes	4.125		03/01/27		20	19,852
Sr. Unsec’d. Notes	5.200		03/01/47		20	17,071
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875		08/15/27		330	329,584
ONEOK, Inc.,
Gtd. Notes	4.400		10/15/29		2,155	2,118,847
Gtd. Notes	4.950		07/13/47		385	310,813
Gtd. Notes	5.375		06/01/29		6,530	6,648,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000		03/01/27		600	591,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	6.500		07/15/27		125	125,496
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250		05/15/28		50	49,585
Sr. Unsec’d. Notes	4.875		01/15/26		200	200,128
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.000		03/15/28		135	133,718
Valero Energy Partners LP,
Gtd. Notes	4.500		03/15/28		120	120,106
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250		01/15/30		2,550	2,555,628
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000	(ff)	09/30/29	(oo)	2,665	2,284,131
Sr. Sec’d. Notes, 144A(a)	8.125		06/01/28		1,025	1,018,490

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050%		02/01/30	16,330	$15,519,187
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000		09/15/25	400	398,651
Sr. Unsec’d. Notes	4.800		11/15/29	5,255	5,289,665
Sr. Unsec’d. Notes	4.900		03/15/29	5,615	5,671,229
Sr. Unsec’d. Notes	5.300		08/15/28	9,500	9,717,600
Sr. Unsec’d. Notes	5.400		03/02/26	3,560	3,580,779

					86,749,558

Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500	(cc)	01/15/28	3,207	3,264,059
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375		08/01/28	2,700	2,604,405

					5,868,464

Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950		01/15/28	335	330,245
Gtd. Notes	4.300		01/15/26	20	19,888
American Tower Corp.,
Sr. Unsec’d. Notes	1.500		01/31/28	150	138,522
Sr. Unsec’d. Notes	3.550		07/15/27	115	112,906
Sr. Unsec’d. Notes	3.650		03/15/27	335	329,903
Sr. Unsec’d. Notes	3.800		08/15/29	2,780	2,689,855
Sr. Unsec’d. Notes	5.200		02/15/29	7,955	8,130,502
Sr. Unsec’d. Notes	5.250		07/15/28	110	112,492
Brandywine Operating Partnership LP,
Gtd. Notes	3.950		11/15/27	245	230,881
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125		06/15/26	2,175	2,161,797
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900		03/15/27	40	38,794
Sr. Unsec’d. Notes	3.700		06/15/26	295	291,790
Sr. Unsec’d. Notes	4.000		03/01/27	15	14,845
Sr. Unsec’d. Notes	5.600		06/01/29	3,715	3,811,178

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 45

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

CubeSmart LP,
Gtd. Notes	3.125%	09/01/26	80	$78,334
Digital Realty Trust LP,
Gtd. Notes	4.450	07/15/28	125	124,646
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	93,348
Gtd. Notes	3.800	04/01/27	115	113,550
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	1,175	1,045,886
Sr. Sec’d. Notes, 144A	8.500	02/15/32	325	330,979
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	845	844,856
Sr. Sec’d. Notes, 144A	4.875	05/15/29	2,100	1,966,454
Realty Income Corp.,
Sr. Unsec’d. Notes	4.450	09/15/26	10	9,971
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	3,550	3,288,240
Sr. Unsec’d. Notes	3.875	02/15/27	2,400	2,350,392
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	3,250	3,173,025
Sun Communities Operating LP,
Gtd. Notes	5.500	01/15/29	3,610	3,707,461
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	9,562	10,154,870
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26	85	83,405
Gtd. Notes	3.850	04/01/27	65	64,311
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	95	93,273
Gtd. Notes, 144A	4.250	12/01/26	600	593,985
Gtd. Notes, 144A	4.625	12/01/29	485	471,471
Gtd. Notes, 144A	5.750	02/01/27	2,970	3,006,504
Welltower OP LLC,
Gtd. Notes	4.000	06/01/25	105	104,906
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	6.950	10/01/27	20	21,156

				50,134,621

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875%	01/15/28		1,275	$1,222,406
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,326,509
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,495	1,517,335
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27		2,930	2,865,730
AutoZone, Inc.,
Sr. Unsec’d. Notes(a)	6.250	11/01/28		1,470	1,556,571
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		2,449	2,517,590
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		5,900	6,250,992
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		2,525	2,846,363
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	625,690
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	439,824
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		2,609	2,419,980
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,251,569
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26		305	299,393
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,692
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	73,992
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		2,325	1,822,663
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		2,335	2,320,094

					30,381,393

Semiconductors 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.875	01/15/27		335	332,606

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 47

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Broadcom, Inc.,
Sr. Unsec’d. Notes(a)	5.050%	07/12/29	13,793	$14,067,869
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes	5.350	03/01/26	35	35,085

				14,435,560

Shipbuilding 0.1%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28	3,500	3,218,963
Gtd. Notes	3.483	12/01/27	135	131,069

				3,350,032

Software 0.1%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	985,300
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	335	309,645
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28	40	40,961
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	110	107,684
SS&C Technologies, Inc.,
Gtd. Notes, 144A(a)	5.500	09/30/27	6,175	6,149,362
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes	5.000	03/28/26	75	75,235
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	110	108,059

				7,776,246

Telecommunications 1.0%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	74	61,098
Sr. Unsec’d. Notes	3.800	02/15/27	55	54,517
Sr. Unsec’d. Notes	4.100	02/15/28	20	19,933
Sr. Unsec’d. Notes	4.500	05/15/35	70	66,106

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	3.600%	01/19/27		335	$330,463
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		356	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		236	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		3,076	3,075,668
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		229	211,200
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		175	175,824
Sr. Sec’d. Notes, 144A	5.000	05/01/28		10,871	10,765,141
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	556,187
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		10,645	8,864,216
Sec’d. Notes, 144A	4.875	06/15/29		4,150	3,629,368
Sr. Sec’d. Notes, 144A	10.500	04/15/29		3,700	4,102,964
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30		900	975,123
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,500	2,797,110
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	11,934,417
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,888,644
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		140	140,666
Sprint LLC,
Gtd. Notes	7.625	03/01/26		2,745	2,781,181
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	1,174	442,291
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A	8.250	09/01/27	GBP	1,988	2,027,610
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	112,754
Gtd. Notes	2.625	04/15/26		60	58,924
Gtd. Notes	3.750	04/15/27		100	98,931

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 49

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

T-Mobile USA, Inc., (cont’d.)
Gtd. Notes	5.375%	04/15/27		35	$35,012
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		350	300,514
Sr. Unsec’d. Notes	2.355	03/15/32		5,416	4,620,930
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,744,410

					65,871,202

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,409,265
Gtd. Notes, 144A	5.875	12/15/27		335	333,480

					1,742,745

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes(h)	5.050	03/01/41		790	744,742
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	4.000	06/01/28		20	19,849
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,129,850
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		80	79,520
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		4,648	4,763,148
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27		440	437,350
Sr. Unsec’d. Notes, MTN	4.625	06/01/25		145	144,903
Sr. Unsec’d. Notes, MTN	5.650	03/01/28		335	344,939
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		1,880	1,685,868

					9,350,169

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.000	07/15/25		25	24,948

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)

Penske Truck Leasing Co. LP/PTL Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.400%		07/01/27		8,295	$8,256,921
Sr. Unsec’d. Notes, 144A	5.750		05/24/26		335	338,753

						8,620,622

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.950		09/01/27		175	170,071

TOTAL CORPORATE BONDS (cost $1,678,135,357)						1,661,677,634

FLOATING RATE AND OTHER LOANS 1.4%

Auto Parts & Equipment 0.1%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.072	(c)	01/28/32		1,225	1,201,649
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172	(c)	11/17/28		5,705	5,368,681
Term B Loan, 3 Month SOFR + 5.100%	9.411	(c)	11/17/28		2,520	2,380,501

						8,950,831

Chemicals 0.1%

TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.952	(c)	12/16/31		3,325	3,142,125

Commercial Services 0.0%

Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%^	7.072	(c)	08/12/28		196	195,576
OCS Group Investments Limited (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%	10.361	(c)	11/27/31	GBP	1,875	2,486,318

						2,681,894

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 51

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers 0.0%

McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.319	%(c)	03/01/29		1,495	$1,395,237

Holding Companies-Diversified 0.2%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.780	(c)	12/19/30		11,701	10,519,199

Insurance 0.0%

Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.672	(c)	08/21/28		931	900,374

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000		01/02/28		380	339,560

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250	(c)	10/31/29		2,881	3,954,141

Leisure Time 0.1%

International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099	(c)	01/30/32	EUR	5,225	5,765,753

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.822	(c)	01/18/28		1,405	1,365,596

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799	(c)	04/23/30		8,541	8,433,941
Term Loan	—	(p)	04/01/30		2,520	2,491,650

						10,925,591

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term B-5 Loan, 1 Month SOFR + 3.750%^	8.072	%(c)	12/10/28		738	$732,357
Term Loan, 1 Month SOFR + 2.364%^	6.686	(c)	04/23/26		81	80,569

						812,926

Retail 0.3%

CD&R Firefly Bidco PLC (United Kingdom),
Facility B-8, SONIA + 5.250%^	9.709	(c)	06/21/28	GBP	2,850	3,712,735
EG Finco Ltd. (United Kingdom),
Additional Facility B-2, 3 Month EURIBOR + 4.500%	6.855	(c)	02/07/28	EUR	6,965	7,860,712
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%	5.105	(c)	07/01/31	EUR	7,875	8,880,772
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%	9.210	(c)	05/16/31	GBP	450	596,716

						21,050,935

Telecommunications 0.3%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.780	(c)	05/25/27		2,655	2,604,453
Level 3 Financing, Inc.,
Term B-3 Loan	—	(p)	03/27/32		4,475	4,459,615
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%	6.119	(c)	07/17/29	EUR	10,925	12,303,452

						19,367,520

TOTAL FLOATING RATE AND OTHER LOANS (cost $90,058,026)						91,171,682

MUNICIPAL BONDS 0.1%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931		05/15/45		25	22,800
Taxable, Revenue Bonds, Series J	4.131		05/15/45		25	22,311

						45,111

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 53

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165%	08/15/2122	3,520	$2,498,842
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,662,114

				6,160,956

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	120,349

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	93,141

TOTAL MUNICIPAL BONDS (cost $8,430,793)				6,419,557

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.8%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	12,300	11,736,032
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.350(c)	07/01/26	2,263	2,265,422
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.754(c)	09/25/31	68	67,776
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.504(c)	01/26/32	717	718,808
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.054(c)	01/26/32	3,240	3,325,352
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,404	1,246,355
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,120	3,080,848
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	7,486	7,561,456
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.863(cc)	09/25/47	21	18,649

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2022-A, Class A1, 144A	6.170%(cc)	09/25/62	2,189	$2,187,569
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	10,708	10,183,114
Series 2024-RP02, Class A2, 144A	4.222(cc)	02/25/63	890	745,660
Series 2024-RP02, Class B1, 144A	3.113(cc)	02/25/63	269	201,305
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	66,717
Series 2024-RP02, Class B3, PO, 144A	11.556(s)	02/25/63	247	29,895
Series 2024-RP02, Class B4, PO, 144A	15.130(s)	02/25/63	449	36,277
Series 2024-RP02, Class M1, 144A	4.222(cc)	02/25/63	598	498,981
Series 2024-RP02, Class M2, 144A	4.222(cc)	02/25/63	456	363,041
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	19	16,716
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	13,715	15,272
Series 2025-RP01, Class A1, 144A	3.977(cc)	01/25/64	18,644	17,577,672
Series 2025-RP01, Class A2, 144A	3.977(cc)	01/25/64	824	614,844
Series 2025-RP01, Class B1, 144A	3.977(cc)	01/25/64	330	197,374
Series 2025-RP01, Class B2, 144A	3.977(cc)	01/25/64	209	107,484
Series 2025-RP01, Class B3, 144A	0.155(cc)	01/25/64	264	110,914
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	264	94,106
Series 2025-RP01, Class M1, 144A	3.977(cc)	01/25/64	703	495,931
Series 2025-RP01, Class M2, 144A	3.977(cc)	01/25/64	439	285,276
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	38	34,070
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	21,676	2,168
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	6,718	6,750,460
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.604(c)	03/25/42	860	926,650
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.604(c)	03/25/42	340	359,975
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.054(c)	07/25/44	500	497,819
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,397	2,283,162
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.354(c)	09/26/33	439	440,088
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,546	116,249

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 55

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC, (cont’d.)
Series 2012-144, Class EI, IO	3.000%		01/25/28	650	$15,936
Series 2012-148, Class IC, IO	3.000		01/25/28	1,106	24,111
Series 2013-13, Class IK, IO	2.500		03/25/28	579	13,891
Series 2013-49, Class AI, IO	3.000		05/25/33	1,184	87,485
Series 2015-59, Class CI, IO	3.500		08/25/30	518	13,741
Series 2016-20, Class DI, IO	3.500		04/25/31	1,424	90,667
Series 2018-24, Class BH	3.500		04/25/48	176	161,053
Series 2018-25, Class AG	3.500		04/25/47	583	571,604
Series 2018-57, Class QV	3.500		11/25/29	1,047	1,038,889
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.354	(c)	12/25/50	100	105,417
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.354	(c)	11/25/50	1,630	1,790,856
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.004	(c)	01/25/34	327	328,169
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.754	(c)	10/25/41	1,630	1,670,298
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.854	(c)	10/25/41	192	191,769
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.704	(c)	09/25/41	200	203,438
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.454	(c)	09/25/41	3,080	3,087,700
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.704	(c)	12/25/41	2,700	2,715,201
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.854	(c)	01/25/42	110	111,512
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.254	(c)	04/25/42	300	307,912

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMIC,
Series 4012, Class MJ	3.500%	11/15/40		124	$123,740
Series 4046, Class PI, IO	3.000	05/15/27		449	9,506
Series 4060, Class IO, IO	3.000	06/15/27		203	4,110
Series 4131, Class BI, IO	2.500	11/15/27		1,089	24,390
Series 4146, Class KI, IO	3.000	12/15/32		1,609	124,065
Series 4153, Class IO, IO	3.000	01/15/28		1,343	27,836
Series 4172, Class KI, IO	3.000	10/15/32		2,024	112,213
Series 4182, Class EI, IO	2.500	03/15/28		875	22,674
Series 4186, Class JI, IO	3.000	03/15/33		5,095	330,280
Series 4314, Class PD	3.750	07/15/43		426	422,639
Series 4574, Class AI, IO	3.000	04/15/31		982	59,014
Series 4631, Class GP	3.500	03/15/46		1,254	1,218,252
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		672	115,166
Series 2014-116, Class IT, IO	4.000	08/20/44		757	98,575
Series 2016-164, Class IG, IO	4.000	12/20/46		1,275	210,526
Series 2017-045, Class QA	3.000	11/20/42		1,230	1,206,829
Series 2018-05, Class IB, IO	4.000	01/20/48		527	101,721
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55		8,143	8,157,479
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000(s)	01/25/64		46	42,910
Series 2025-RPL01, Class A1, PO, 144A	3.085(cc)	01/25/64		17,836	15,745,255
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.154(c)	01/25/34		628	632,228
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.201(c)	01/24/63	EUR	4,102	4,619,847
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		4,750	4,769,702
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	7.070	08/04/25		11,230	11,230,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.521(c)	05/26/66	EUR	5,830	6,514,349
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		79	78,495

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 57

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.191%(c)	01/25/48	206	$200,484
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70	13,143	13,192,612
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70	1,473	1,479,453
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70	2,529	2,536,663
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70	19,925	171,956
Series 2025-INV01, Class B1, 144A	6.604(cc)	02/25/70	750	727,677
Series 2025-INV01, Class B2, 144A	6.604(cc)	02/25/70	590	554,085
Series 2025-INV01, Class B3, 144A	6.604(cc)	02/25/70	370	329,985
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70	1,070	1,070,157
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70	19,925	667,501
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.254(c)	04/25/34	2,119	2,139,437
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.854(c)	05/25/33	9,040	9,074,265
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	03/29/27	6,637	6,646,652
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64	4,282	4,052,976
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29	7,444	7,453,534
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54	1,339	1,286,893
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64	5,100	4,930,593
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55	7,040	6,829,580
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55	1,267	1,178,190
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55	747	681,421
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55	729	653,527
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55	257	225,648
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.054(c)	11/25/31	1,465	1,489,597
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.054(c)	07/25/33	1,063	1,069,310

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Radnor Re Ltd., (cont’d.)
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.354%(c)	09/25/34		1,411	$1,412,119
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		1,737	1,748,935
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		5,027	5,016,883
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		5,917	5,961,845
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45		7,249	7,300,502
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.101(c)	06/24/71	EUR	932	1,051,850
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	5.169(cc)	12/25/34		74	67,838
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		8,213	8,214,821

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $241,299,137)					243,207,926

SOVEREIGN BONDS 2.7%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	873,978
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		15,826	15,683,448
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	04/25/30		11,420	11,591,300
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	4.500	01/30/30		1,051	978,875
Sr. Unsec’d. Notes	5.500	02/22/29		3,407	3,359,302
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,463,818
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	621,937
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	980,784
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	598,865
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	4,595	4,471,114
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	6,546	6,889,126

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 59

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr. Unsec’d. Notes	5.875%	10/17/31	EUR	8,218	$8,448,608
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,531,453
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,734,787
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,795,168
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,281,300
Province of Alberta (Canada),
Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,489,797
Province of British Columbia (Canada),
Sr. Unsec’d. Notes(a)	6.500	01/15/26		1,645	1,671,924
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	190,578
Unsec’d. Notes, Series A, MTN	7.485(cc)	03/02/26		565	580,700
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		600	563,968
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		991	1,032,280
Sr. Unsec’d. Notes, Series 5Y	1.250	02/17/26		9,070	8,871,128
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	22,707,978
Sr. Unsec’d. Notes	5.875	09/16/25		1,484	1,482,145
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	12,633,957
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,557,445
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	5,842	6,537,451
Sr. Unsec’d. Notes	6.250	05/26/28		2,135	2,192,645
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,445,112
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	442,061
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	8,950	10,015,438
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165	1,196,455

TOTAL SOVEREIGN BONDS (cost $169,602,937)					174,914,925

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 11.5%
Federal Farm Credit Bank	1.230%	07/29/30	6,600	$5,747,255
Federal Farm Credit Bank	1.550	07/26/30	500	442,449
Federal Farm Credit Bank	2.150	12/01/31	20,000	17,376,546
Federal Farm Credit Bank	2.200	12/09/31	10,000	8,723,101
Federal Home Loan Mortgage Corp.	1.500	02/01/36	17,950	15,924,584
Federal Home Loan Mortgage Corp.	1.500	05/01/36	498	441,100
Federal Home Loan Mortgage Corp.	2.500	09/01/46	5,180	4,414,277
Federal Home Loan Mortgage Corp.	2.500	01/01/51	472	395,545
Federal Home Loan Mortgage Corp.	2.500	04/01/51	8,156	6,824,660
Federal Home Loan Mortgage Corp.	2.500	05/01/51	4,449	3,703,984
Federal Home Loan Mortgage Corp.	2.500	07/01/51	2,363	1,972,285
Federal Home Loan Mortgage Corp.	2.500	11/01/51	15,877	13,472,066
Federal Home Loan Mortgage Corp.	2.500	12/01/51	460	383,717
Federal Home Loan Mortgage Corp.	2.500	01/01/52	929	783,866
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,282	1,070,635
Federal Home Loan Mortgage Corp.	3.000	07/01/46	2,924	2,662,485
Federal Home Loan Mortgage Corp.	3.000	11/01/50	643	564,098
Federal Home Loan Mortgage Corp.	3.000	02/01/52	6,406	5,575,037
Federal Home Loan Mortgage Corp.	3.000	04/01/52	918	804,975
Federal Home Loan Mortgage Corp.	3.000	04/01/52	8,365	7,268,271
Federal Home Loan Mortgage Corp.	3.500	08/01/43	257	241,410
Federal Home Loan Mortgage Corp.	3.500	10/01/45	4,785	4,480,584
Federal Home Loan Mortgage Corp.	3.500	09/01/46	11,190	10,477,490
Federal Home Loan Mortgage Corp.	3.500	11/01/46	5,254	4,919,209
Federal Home Loan Mortgage Corp.	3.500	02/01/52	1,121	1,016,135
Federal Home Loan Mortgage Corp.	3.500	04/01/52	891	804,296
Federal Home Loan Mortgage Corp.	3.500	05/01/52	9,612	8,688,719
Federal Home Loan Mortgage Corp.	4.000	05/01/52	7,288	6,804,419
Federal Home Loan Mortgage Corp.	4.500	06/01/52	1,752	1,678,406
Federal Home Loan Mortgage Corp.	4.500	09/01/52	5,540	5,307,874
Federal Home Loan Mortgage Corp.	5.000	08/01/52	3,171	3,110,149
Federal Home Loan Mortgage Corp.	5.000	10/01/52	10,770	10,576,960
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,814	1,780,696
Federal Home Loan Mortgage Corp.	5.000	12/01/52	1,324	1,300,325
Federal Home Loan Mortgage Corp.	5.000	01/01/53	4,595	4,510,486
Federal Home Loan Mortgage Corp.	5.500	11/01/52	18,992	19,010,285
Federal Home Loan Mortgage Corp.	6.000	01/01/53	6,340	6,445,939
Federal Home Loan Mortgage Corp.	6.000	03/01/53	6,526	6,627,221
Federal Home Loan Mortgage Corp.	6.000	03/01/53	8,151	8,340,093
Federal Home Loan Mortgage Corp.	6.000	04/01/53	6,481	6,596,160
Federal Home Loan Mortgage Corp.	6.000	12/01/54	9,034	9,166,959
Federal Home Loan Mortgage Corp.	6.750	03/15/31	545	625,268

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 61

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.500%	05/01/36	631	$558,235
Federal National Mortgage Assoc.	1.500	06/01/36	24,930	22,131,999
Federal National Mortgage Assoc.	2.000	TBA	67,000	53,128,270
Federal National Mortgage Assoc.(k)	2.000	12/01/36	42,372	38,776,791
Federal National Mortgage Assoc.	2.500	TBA	30,500	25,360,240
Federal National Mortgage Assoc.	2.500	12/01/34	5,359	5,018,343
Federal National Mortgage Assoc.	2.500	08/01/35	2,344	2,190,337
Federal National Mortgage Assoc.(k)	2.500	08/01/36	57,026	53,265,281
Federal National Mortgage Assoc.	2.500	06/01/50	440	370,940
Federal National Mortgage Assoc.	2.500	10/01/50	1,763	1,472,873
Federal National Mortgage Assoc.	2.500	06/01/51	3,746	3,133,322
Federal National Mortgage Assoc.	2.500	07/01/51	833	696,338
Federal National Mortgage Assoc.	3.000	03/01/43	20,491	18,632,960
Federal National Mortgage Assoc.	3.000	08/01/43	350	317,045
Federal National Mortgage Assoc.	3.000	04/01/48	569	515,424
Federal National Mortgage Assoc.	3.000	04/01/48	2,741	2,492,006
Federal National Mortgage Assoc.	3.000	10/01/51	558	486,453
Federal National Mortgage Assoc.	3.000	10/01/51	4,838	4,216,456
Federal National Mortgage Assoc.	3.000	12/01/51	1,883	1,644,386
Federal National Mortgage Assoc.	3.000	04/01/52	22,506	19,581,876
Federal National Mortgage Assoc.	3.500	11/01/42	1,618	1,515,509
Federal National Mortgage Assoc.	3.500	09/01/44	1,140	1,067,106
Federal National Mortgage Assoc.	3.500	07/01/47	1,581	1,480,344
Federal National Mortgage Assoc.	3.500	07/01/48	8,045	7,510,061
Federal National Mortgage Assoc.	3.500	07/01/51	3,817	3,470,810
Federal National Mortgage Assoc.	3.500	05/01/52	14,516	13,122,717
Federal National Mortgage Assoc.	3.500	09/01/52	2,688	2,430,778
Federal National Mortgage Assoc.	4.000	03/01/48	25,712	24,793,591
Federal National Mortgage Assoc.	4.000	04/01/52	981	921,490
Federal National Mortgage Assoc.	4.000	04/01/52	1,144	1,066,443
Federal National Mortgage Assoc.	4.000	05/01/52	7,632	7,126,048
Federal National Mortgage Assoc.	4.000	06/01/52	5,495	5,130,774
Federal National Mortgage Assoc.	4.500	06/01/52	8,960	8,584,472
Federal National Mortgage Assoc.	4.500	07/01/52	780	747,325
Federal National Mortgage Assoc.	4.500	08/01/52	11,265	10,792,303
Federal National Mortgage Assoc.	5.000	TBA	22,000	21,524,504
Federal National Mortgage Assoc.	5.000	09/01/52	7,370	7,239,733
Federal National Mortgage Assoc.	5.500	10/01/52	2,607	2,607,869
Federal National Mortgage Assoc.	5.500	11/01/52	4,312	4,328,762
Federal National Mortgage Assoc.	6.000	11/01/52	5,146	5,237,142
Federal National Mortgage Assoc.	6.000	12/01/52	6,086	6,204,670
Federal National Mortgage Assoc.	6.000	04/01/53	4,254	4,330,730

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	12/01/54	5,670	$5,755,444
Federal National Mortgage Assoc.	6.500	01/01/53	9,074	9,375,649
Federal National Mortgage Assoc.	6.625	11/15/30	605	687,150
Federal National Mortgage Assoc.	7.125	01/15/30	580	663,712
Government National Mortgage Assoc.	2.000	10/20/50	18,950	15,463,485
Government National Mortgage Assoc.	3.500	09/20/51	2,173	1,984,165
Government National Mortgage Assoc.	3.500	12/20/51	22,874	20,868,817
Government National Mortgage Assoc.	3.500	02/20/52	13,090	11,932,876
Government National Mortgage Assoc.	3.500	04/20/52	3,233	2,943,799
Government National Mortgage Assoc.	4.000	03/20/52	1,134	1,060,258
Government National Mortgage Assoc.	4.000	06/20/52	10,509	9,823,349
Government National Mortgage Assoc.	4.000	08/20/52	16,259	15,197,843
Government National Mortgage Assoc.	4.500	08/20/52	12,257	11,805,308
Government National Mortgage Assoc.	5.000	02/20/54	2,762	2,711,873
Government National Mortgage Assoc.	6.500	07/20/54	230	235,008
Resolution Funding Corp. Principal Strips, Bonds	4.689(s)	04/15/30	2,730	2,241,823
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	8,251	6,839,525
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,240,790
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.250	10/15/30	3,056	2,979,780

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $736,343,269)				743,093,429

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Notes	0.375	01/31/26	88,940	86,546,263
U.S. Treasury Notes	0.750	03/31/26	26,400	25,651,313
U.S. Treasury Notes	0.750	04/30/26	73,995	71,723,122
U.S. Treasury Notes(h)(k)(kk)	0.750	05/31/26	291,160	281,572,192
U.S. Treasury Notes	1.250	11/30/26	134,030	129,045,759
U.S. Treasury Notes(h)	2.250	02/15/27	243,000	237,152,812
U.S. Treasury Notes	3.625	08/31/29	265	264,482
U.S. Treasury Notes	4.000	12/15/25	60	59,984
U.S. Treasury Notes	4.000	01/15/27	98,305	98,850,286
U.S. Treasury Notes	4.375	12/15/26	211,905	214,181,323
U.S. Treasury Notes(k)	5.000	09/30/25	8,000	8,024,063
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	53,709
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	382,922
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	199,461
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,120	578,253
U.S. Treasury Strips Coupon(h)(k)	2.056(s)	11/15/38	2,240	1,193,651
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,192,652

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 63

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.420%(s)	08/15/40	1,500	$719,685
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	78,712
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	88,243
U.S. Treasury Strips Coupon	4.805(s)	02/15/42	45	19,865

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,153,714,711)				1,157,578,752

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.2%
PGIM AAA CLO ETF
(cost $76,621,964)(wa)			1,495,772	76,568,569

COMMON STOCKS 0.1%

Chemicals 0.0%

TPC Group, Inc.*^			17,363	347,260

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^			5,525	122,051
Codere Group Topco SA (Spain) (Class A2 Stock)*^			7,777	171,798

				293,849

Interactive Media & Services 0.0%

Diamond Sports Group LLC*			57,273	819,004

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*			257,178	1,800,246
Intelsat Emergence SA (Luxembourg)*			30,700	1,231,837

				3,032,083

TOTAL COMMON STOCKS (cost $1,591,368)				4,492,196

PREFERRED STOCKS 0.0%

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)			5,000	110,650

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	16,694	$192,629

TOTAL PREFERRED STOCKS (cost $183,730)		303,279

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	18	163

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26	107,119	29,008

TOTAL WARRANTS (cost $699)		29,171

TOTAL LONG-TERM INVESTMENTS (cost $6,378,670,363)		6,381,832,950

	Shares

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS 3.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)	139,813,138	139,813,138
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $54,700,219; includes $54,449,623 of cash collateral for securities on loan)(b)(wa)	54,737,841	54,699,524

TOTAL AFFILIATED MUTUAL FUNDS (cost $194,513,357)		194,512,662

OPTIONS PURCHASED*~ 0.0% (cost $197,219)		601,307

TOTAL SHORT-TERM INVESTMENTS (cost $194,710,576)		195,113,969

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $6,573,380,939)		6,576,946,919

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 65

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $2,449,274)	$(2,995,534)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.2%
(cost $6,570,931,665)	6,573,951,385
Liabilities in excess of other assets(z) (2.2)%	(139,867,396)

NET ASSETS 100.0%	$6,434,083,989

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $51,281,455 and 0.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,278,007; cash collateral of $54,449,623 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes,
Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	$9,290,119	$8,268,206	0.1%

Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%), 6.453%(c), 01/23/29	12/07/18-06/07/23	9,468,224	10,430,012	0.2

SMB Private Education Loan Trust,
Series 2024-E, Class A1A, 144A, 5.090%, 10/16/56	08/07/24	2,552,386	2,574,307	0.1

SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 144A, 5.380%, 07/15/53	06/25/24	2,266,690	2,306,751	0.0

Total		$23,577,419	$23,579,276	0.4%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at April 30, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $998,311)^	1,013,514	$998,311	$—	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	4.000%	TBA	06/12/25	$(2,000)	$(1,863,375)
Federal National Mortgage Assoc.	4.500%	TBA	06/12/25	(10,500)	(10,037,347)
Federal National Mortgage Assoc.	5.500%	TBA	06/12/25	(14,500)	(14,459,069)
Federal National Mortgage Assoc.	6.000%	TBA	06/12/25	(8,500)	(8,616,851)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $34,881,650)					$(34,976,642)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 67

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	226	565	$2,825

(cost $3,182)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	05/15/25	26.50	—	EUR	3,892	$18
Currency Option EUR vs MXN	Call	MSI	05/22/25	27.00	—	EUR	3,351	134
Currency Option EUR vs TRY	Call	JPM	05/06/25	70.00	—	EUR	7,671	78
Currency Option EUR vs TRY	Call	JPM	05/27/25	80.00	—	EUR	6,894	3,504
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12	—	EUR	14,831	232,667
Currency Option USD vs BRL	Call	MSI	05/08/25	7.20	—		3,819	2
Currency Option USD vs BRL	Call	JPM	05/08/25	7.60	—		1,912	—
Currency Option USD vs BRL	Call	MSI	05/22/25	7.00	—		3,854	125
Currency Option USD vs BRL	Call	CITI	05/23/25	7.00	—		3,850	129
Currency Option USD vs COP	Call	HSBC	05/08/25	5,500.00	—		7,650	—
Currency Option USD vs COP	Call	MSI	05/14/25	5,200.00	—		3,824	11
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—		13,092	46,696
Currency Option USD vs KRW	Call	CITI	05/08/25	1,650.00	—		3,824	—
Currency Option USD vs KRW	Call	MSI	05/19/25	1,600.00	—		3,842	35
Currency Option USD vs KRW	Call	MSI	05/23/25	1,600.00	—		3,850	51
Currency Option USD vs MXN	Call	CITI	05/05/25	24.00	—		3,828	—
Currency Option USD vs MXN	Call	CITI	05/08/25	27.00	—		3,825	—
Currency Option USD vs MXN	Call	MSI	05/14/25	24.00	—		3,824	19
Currency Option USD vs TRY	Call	JPM	05/02/25	70.00	—		3,828	—
Currency Option USD vs TRY	Call	JPM	05/19/25	65.00	—		3,753	3,124
Currency Option USD vs TRY	Call	JPM	05/27/25	75.00	—		1,930	1,141
Currency Option USD vs ZAR	Call	CITI	05/01/25	22.00	—		3,811	—
Currency Option USD vs ZAR	Call	CITI	05/20/25	23.00	—		3,811	54
Currency Option USD vs ZAR	Call	JPM	05/28/25	22.00	—		3,861	266
Currency Option USD vs BRL	Put	JPM	05/05/25	5.00	—		3,828	—
Currency Option USD vs BRL	Put	CITI	05/08/25	5.20	—		3,824	20
Currency Option USD vs BRL	Put	MSI	05/08/25	5.20	—		11,853	62
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.00	—		3,824	14
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—		6,452	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50	—		22,691	666
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		20,378	3,119
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		5,814	889

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Put	MSI	05/20/25	17.50	—	1,921	$8
Currency Option USD vs ZAR	Put	MSI	05/28/25	16.80	—	3,868	179

Total OTC Traded (cost $158,144)							$293,011

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/4.410%	21,700	$72,503
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/4.410%	12,250	89
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/4.410%	12,250	118,554
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/4.410%	6,045	134
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/4.410%	6,045	108,291
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	14,570	5,749
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	14,570	151

Total OTC Swaptions (cost $35,893)								$305,471

Total Options Purchased (cost $197,219)								$601,307

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 69

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.25	226	565	$(334,763)
3 Month SOFR	Put	12/12/25	$96.25	226	565	(87,575)

Total Exchange Traded (premiums received $356,121)						$(422,338)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	MSI	05/15/25	25.08	—	EUR	3,892	$(7,486)
Currency Option EUR vs MXN	Call	MSI	05/22/25	23.25	—	EUR	3,351	(10,431)
Currency Option EUR vs TRY	Call	JPM	05/27/25	47.00	—	EUR	6,894	(74,495)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15	—	EUR	14,831	(14,850)
Currency Option USD vs BRL	Call	MSI	05/22/25	5.90	—		3,854	(13,646)
Currency Option USD vs BRL	Call	CITI	05/23/25	5.85	—		3,850	(19,421)
Currency Option USD vs COP	Call	HSBC	05/08/25	4,290.00	—		7,650	(28,171)
Currency Option USD vs COP	Call	MSI	05/14/25	4,200.00	—		3,824	(58,128)
Currency Option USD vs KRW	Call	MSI	05/19/25	1,420.00	—		3,842	(43,922)
Currency Option USD vs KRW	Call	MSI	05/23/25	1,435.00	—		3,850	(27,293)
Currency Option USD vs MXN	Call	MSI	05/14/25	19.90	—		3,824	(17,889)
Currency Option USD vs TRY	Call	JPM	05/02/25	40.00	—		3,828	(210)
Currency Option USD vs TRY	Call	JPM	05/19/25	40.00	—		3,753	(29,107)
Currency Option USD vs TRY	Call	JPM	05/27/25	41.50	—		1,930	(13,332)
Currency Option USD vs ZAR	Call	CITI	05/20/25	19.00	—		3,811	(19,967)
Currency Option USD vs ZAR	Call	JPM	05/28/25	19.00	—		3,861	(27,307)
Currency Option USD vs BRL	Put	JPM	05/05/25	5.55	—		3,828	(1,496)
Currency Option USD vs BRL	Put	CITI	05/08/25	5.80	—		3,824	(91,352)
Currency Option USD vs BRL	Put	MSI	05/08/25	6.20	—		11,853	(1,100,475)
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.75	—		3,824	(69,271)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		13,092	(303,397)
Currency Option USD vs MXN	Put	MSI	05/20/25	19.75	—		1,921	(26,210)
Currency Option USD vs ZAR	Put	MSI	05/28/25	18.10	—		3,868	(13,070)

Total OTC Traded (premiums received $1,675,981)								$(2,010,926)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/4.410%	3.05%(A)	21,700	$ (100,237)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/4.410%	3.15%(A)	24,500	$(121,049)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.410%	3.21%(A)	12,090	(108,722)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/4.410%	29,140	(1,955)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	10,990	(34,071)
CDX.NA.HY.44.V1, 06/20/30	Put	BARC	06/18/25	$96.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	10,660	(23,200)
CDX.NA.HY.44.V1, 06/20/30	Put	CITI	06/18/25	$98.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	11,300	(35,654)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)	11,310	(78,455)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	54,470	(22,245)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)	56,190	(36,682)

Total OTC Swaptions (premiums received $417,172)								$(562,270)

Total Options Written (premiums received $2,449,274)								$(2,995,534)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
54	3 Month CME SOFR	Sep. 2025	$12,948,525	$29,965
10,014	2 Year U.S. Treasury Notes	Jun. 2025	2,084,398,458	16,867,157
1,277	20 Year U.S. Treasury Bonds	Jun. 2025	148,930,125	1,191,258

				18,088,380

Short Positions:
2,635	3 Month CME SOFR	Jun. 2025	630,094,375	(4,822)
166	5 Year Euro-Bobl	Jun. 2025	22,496,792	(135,411)
2,457	5 Year U.S. Treasury Notes	Jun. 2025	268,292,877	(3,279,870)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 71

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Futures contracts outstanding at April 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
96	10 Year Euro-Bund	Jun. 2025	$14,331,549	$62,982
2,189	10 Year U.S. Treasury Notes	Jun. 2025	245,646,844	(4,790,502)
1,084	10 Year U.S. Ultra Treasury Notes	Jun. 2025	124,372,068	(1,497,647)
475	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	57,489,844	(600,567)
149	Euro Schatz Index	Jun. 2025	18,157,242	(86,215)

				(10,332,052)

				$7,756,328

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	GSI	BRL	134,088	$23,367,698	$23,598,862	$231,164	$—
Expiring 06/03/25	GSI	BRL	110,259	19,213,883	19,262,488	48,605	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	1,814,226	1,904,000	1,915,325	11,325	—
Expiring 06/18/25	CITI	CLP	1,217,304	1,272,000	1,285,139	13,139	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	13,937	1,912,000	1,924,669	12,669	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	21,937,988	5,275,330	5,154,905	—	(120,425)
Expiring 06/18/25	TD	COP	15,207,458	3,644,000	3,573,391	—	(70,609)
Euro,
Expiring 07/22/25	BOA	EUR	1,692	1,934,000	1,927,303	—	(6,697)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	845,824	2,344,983	2,358,933	13,950	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	1,780,089	20,329,699	20,961,456	631,757	—
Expiring 06/18/25	JPM	INR	1,091,022	12,398,613	12,847,344	448,731	—
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	237,995,000	14,493,332	14,351,703	—	(141,629)
Expiring 06/18/25	HSBC	IDR	80,147,776	4,864,000	4,833,114	—	(30,886)
Expiring 06/18/25	JPM	IDR	61,301,635	3,637,000	3,696,644	59,644	—
Japanese Yen,
Expiring 07/22/25	HSBC	JPY	347,123	2,434,000	2,450,669	16,669	—
Expiring 07/22/25	SCB	JPY	668,734	4,732,222	4,721,222	—	(11,000)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/18/25	BNP	MXN	94,478	$4,642,000	$4,785,493	$143,493	$—
Expiring 06/18/25	CITI	MXN	134,725	6,538,007	6,824,091	286,084	—
New Taiwanese Dollar,
Expiring 06/18/25	CITI	TWD	61,021	1,912,000	1,920,533	8,533	—
Expiring 06/18/25	HSBC	TWD	209,918	6,527,000	6,606,777	79,777	—
Expiring 06/18/25	HSBC	TWD	180,605	5,487,000	5,684,181	197,181	—
Expiring 06/18/25	SCB	TWD	193,085	5,876,000	6,076,988	200,988	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	17,432	4,723,000	4,747,258	24,258	—
Expiring 06/18/25	CITI	PEN	15,564	4,243,227	4,238,443	—	(4,784)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	628,409	10,964,507	11,253,296	288,789	—
South African Rand,
Expiring 06/18/25	CITI	ZAR	23,611	1,260,000	1,264,372	4,372	—
Expiring 06/18/25	HSBC	ZAR	115,609	6,281,074	6,190,804	—	(90,270)
South Korean Won,
Expiring 06/18/25	BOA	KRW	6,112,452	4,233,000	4,304,453	71,453	—
Expiring 06/18/25	CITI	KRW	2,702,822	1,912,000	1,903,356	—	(8,644)
Thai Baht,
Expiring 06/18/25	HSBC	THB	135,438	4,073,000	4,069,316	—	(3,684)
Turkish Lira,
Expiring 05/27/25	BARC	TRY	233,913	5,891,879	5,885,048	—	(6,831)
Expiring 06/03/25	HSBC	TRY	313,780	7,837,145	7,830,286	—	(6,859)

				$206,157,599	$208,447,862	2,792,581	(502,318)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	CITI	BRL	24,572	$4,165,000	$4,324,526	$—	$(159,526)
Expiring 05/05/25	GSI	BRL	109,516	19,215,058	19,274,336	—	(59,278)
British Pound,
Expiring 07/22/25	DB	GBP	40,206	53,195,922	53,600,154	—	(404,232)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	1,739,041	1,877,000	1,835,949	41,051	—
Expiring 06/18/25	CITI	CLP	2,848,149	3,059,860	3,006,863	52,997	—
Expiring 06/18/25	DB	CLP	1,762,412	1,891,000	1,860,623	30,377	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 73

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	13,995	$1,912,000	$1,932,722	$—	$(20,722)
Expiring 06/18/25	JPM	CNH	197,075	27,315,332	27,215,408	99,924	—
Colombian Peso,
Expiring 06/18/25	BARC	COP	9,221,815	2,216,500	2,166,907	49,593	—
Expiring 06/18/25	CITI	COP	9,583,348	2,216,500	2,251,859	—	(35,359)
Expiring 06/18/25	CITI	COP	8,531,325	1,912,000	2,004,658	—	(92,658)
Expiring 06/18/25	DB	COP	8,028,931	1,894,000	1,886,608	7,392	—
Czech Koruna,
Expiring 07/22/25	CITI	CZK	74,249	3,380,387	3,377,837	2,550	—
Euro,
Expiring 07/22/25	HSBC	EUR	158,975	174,924,678	181,034,583	—	(6,109,905)
Expiring 07/22/25	HSBC	EUR	2,602	2,972,000	2,963,401	8,599	—
Expiring 07/22/25	JPM	EUR	16,389	18,180,885	18,663,577	—	(482,692)
Expiring 07/22/25	MSI	EUR	25,309	28,713,649	28,820,976	—	(107,327)
Expiring 07/22/25	MSI	EUR	6,229	7,102,812	7,093,678	9,134	—
Expiring 07/22/25	SCB	EUR	15,181	16,720,968	17,287,121	—	(566,153)
Expiring 07/22/25	SSB	EUR	173,492	198,668,695	197,566,185	1,102,510	—
Expiring 07/22/25	SSB	EUR	18,924	21,506,604	21,549,672	—	(43,068)
Expiring 07/22/25	TD	EUR	171,455	195,946,594	195,246,318	700,276	—
Indian Rupee,
Expiring 06/18/25	HSBC	INR	461,605	5,332,000	5,435,630	—	(103,630)
Expiring 06/18/25	MSI	INR	604,909	6,881,000	7,123,110	—	(242,110)
Expiring 06/18/25	MSI	INR	489,868	5,596,000	5,768,449	—	(172,449)
Expiring 06/18/25	SSB	INR	452,686	5,237,000	5,330,613	—	(93,613)
Mexican Peso,
Expiring 06/18/25	DB	MXN	93,653	4,484,000	4,743,676	—	(259,676)
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	180,535	5,510,000	5,681,995	—	(171,995)
Expiring 06/18/25	HSBC	TWD	755,245	23,149,268	23,769,871	—	(620,603)
Expiring 06/18/25	HSBC	TWD	212,901	6,494,000	6,700,655	—	(206,655)
Expiring 06/18/25	MSI	TWD	189,147	5,801,000	5,953,049	—	(152,049)
Peruvian Nuevo Sol,
Expiring 06/18/25	SCB	PEN	17,396	4,739,000	4,737,438	1,562	—
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	20,127	15,197,317	15,453,433	—	(256,116)
Expiring 06/18/25	BOA	SGD	7,522	5,659,000	5,775,312	—	(116,312)
South African Rand,
Expiring 06/18/25	CITI	ZAR	23,566	1,260,000	1,261,965	—	(1,965)
Expiring 06/18/25	HSBC	ZAR	23,564	1,260,000	1,261,853	—	(1,853)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/18/25	BNP	KRW	19,381,618	$13,476,396	$13,648,738	$—	$(172,342)
Expiring 06/18/25	BNY	KRW	19,381,618	13,469,091	13,648,738	—	(179,647)
Thai Baht,
Expiring 06/18/25	CITI	THB	186,706	5,510,000	5,609,712	—	(99,712)
Expiring 06/18/25	HSBC	THB	591,202	17,565,228	17,763,032	—	(197,804)

				$935,607,744	$944,631,230	2,105,965	(11,129,451)

						$4,898,546	$(11,631,769)

Cross currency exchange contracts outstanding at April 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	1,268	JPY	203,340	$8,188	$—	MSI
07/22/25	Buy	JPY	204,382	EUR	1,268	—	(828)	CITI
07/22/25	Buy	JPY	409,154	EUR	2,536	1,096	—	MSI
07/22/25	Buy	PLN	15,700	EUR	3,631	9,864	—	BNP

						$19,148	$(828)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q	)	2,000	$456,774	$54	$456,720	MSI
Dominican Republic	06/20/30	1.000%(Q	)	2,000	113,449	54	113,395	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q	)	2,000	(59,167)	54	(59,221)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q	)	2,000	461,334	54	461,280	MSI
Federation of Malaysia	06/20/30	1.000%(Q	)	3,000	(54,853)	82	(54,935)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q	)	9,000	318,689	245	318,444	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q	)	2,000	122,189	54	122,135	MSI

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 75

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Morocco	06/20/30	1.000%(Q	)	2,000	$23,631	$54	$23,577	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q	)	5,000	(43,370)	136	(43,506)	MSI
People’s Republic of China	06/20/30	1.000%(Q	)	9,000	(170,585)	245	(170,830)	MSI
Republic of Argentina	06/20/30	1.000%(Q	)	2,000	578,210	54	578,156	MSI
Republic of Chile	06/20/30	1.000%(Q	)	6,000	(91,423)	163	(91,586)	MSI
Republic of Colombia	06/20/30	1.000%(Q	)	7,000	504,811	190	504,621	MSI
Republic of Indonesia	06/20/30	1.000%(Q	)	8,000	(18,379)	217	(18,596)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q	)	2,000	320,019	54	319,965	MSI
Republic of Panama	06/20/30	1.000%(Q	)	2,000	110,246	54	110,192	MSI
Republic of Peru	06/20/30	1.000%(Q	)	3,000	(851)	82	(933)	MSI
Republic of Philippines	06/20/30	1.000%(Q	)	3,000	(33,795)	82	(33,877)	MSI
Republic of South Africa	06/20/30	1.000%(Q	)	9,000	566,696	245	566,451	MSI
Republic of Turkey	06/20/30	1.000%(Q	)	9,000	996,725	245	996,480	MSI
Sultanate of Oman	06/20/30	1.000%(Q	)	2,000	25,541	54	25,487	MSI
United Mexican States	06/20/30	1.000%(Q	)	9,000	154,552	245	154,307	MSI

					$4,280,443	$2,717	$4,277,726

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q	)	100,000	1.992%	$(4,312,895)	$(22,291)	$(4,290,604)	MSI

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2):
GS_24-PCA	08/02/27	1.650%(M	)	15,168	*	$21,059	$(7,233)	$28,292	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q	)		4,000	$(4,174)	$65,777	$(69,951)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q	)		10,000	(69,451)	(69,702)	251	GSI
Republic of Italy	12/20/27	1.000%(Q	)	EUR	720	(20,824)	(14,197)	(6,627)	BARC
Republic of Romania	12/20/29	1.000%(Q	)	EUR	10,500	500,324	379,006	121,318	BARC
Republic of South Africa	06/20/26	1.000%(Q	)		20,000	(31,941)	68,404	(100,345)	GSI
Republic of South Africa	12/20/28	1.000%(Q	)		5,000	148,418	109,258	39,160	GSI
U.S. Treasury Notes	06/20/25	0.250%(Q	)	EUR	2,010	401	(161)	562	BARC

						$522,753	$538,385	$(15,632)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q	)	5,820	0.296%	$32,882	$26,718	$6,164	GSI
Bank of Montreal^	11/20/29	1.250%(Q	)	835	*	(1,279)	—	(1,279)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q	)	665	*	2,815	—	2,815	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q	)	3,000	0.311%	16,659	(3,656)	20,315	DB
Citigroup, Inc.	12/20/25	1.000%(Q	)	5,820	0.315%	32,171	27,087	5,084	GSI

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 77

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
General Motors Co.	06/20/26	5.000%(Q)	3,580	0.468%	$202,708	$158,768	$ 43,940	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.433%	16,364	5,026	11,338	GSI
Hellenic Republic	06/20/25	1.000%(Q)	2,000	0.072%	4,933	2,473	2,460	BARC
Hellenic Republic	06/20/27	1.000%(Q)	1,440	0.239%	24,397	21,484	2,913	BARC
Hellenic Republic	12/20/27	1.000%(Q)	1,080	0.308%	20,219	18,028	2,191	BARC
Kingdom of Norway	12/20/25	—%(Q)	20,000	0.044%	(5,555)	(6,317)	762	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	3,865	0.071%	9,541	5,082	4,459	BARC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	(1,743)	(41,545)	39,802	BOA
Morgan Stanley	12/20/25	1.000%(Q)	5,820	0.298%	32,816	26,718	6,098	GSI
Pacific Life	08/20/35	2.500%(Q)	1,000	2.281%	20,426	(4)	20,430	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)	2,360	4.075%	(7,382)	(1,763)	(5,619)	MSI
Petroleos Mexicanos	12/24/25	3.750%(M)	6,135	4.157%	(11,469)	—	(11,469)	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	10,000	*	(4,776)	—	(4,776)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	15,200	*	87,155	—	87,155	GSI
Republic of Italy	06/20/25	1.000%(Q)	6,765	0.084%	16,575	8,889	7,686	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	2,500	3.525%	(122,354)	(81,996)	(40,358)	MSI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.253%	30,942	8,558	22,384	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	5,410	1.444%	(20,429)	(30,310)	9,881	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.353%	40,591	22,994	17,597	GSI

					$416,207	$166,234	$249,973

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	24,850	$(281,208)	$(1,044,222)	$(763,014)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	9,100	0.682%	$131,243	$144,784	$13,541

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 79

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2025:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR 10,500	3.10%(A)	JPM	09/27/29	$(425,354)	$—	$(425,354)

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.459%	$(448,713)	$ 842,814	$ 1,291,527
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.459%	398,509	896,800	498,291
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.459%	(22,856)	116,882	139,738
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/4.459%	143,032	510,501	367,469
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/4.459%	(27,897)	158,864	186,761
	462,280	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/4.330%	—	(13,454)	(13,454)
	330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/4.410%	—	557,526	557,526
	131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.410%	—	(351,351)	(351,351)
	86,205	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.410%	477,734	737,745	260,011
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.410%	3,854	(341,340)	(345,194)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.410%	$50,599	$3,561,441	$3,510,842
114,725	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/4.410%	—	(3,089,175)	(3,089,175)
124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.410%	(132,349)	(3,513,884)	(3,381,535)
43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.410%	—	579,638	579,638
10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/4.410%	(76,427)	(135,599)	(59,172)
16,863	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.410%	—	(232,372)	(232,372)
6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.410%	2,946,494	3,023,398	76,904
53,275	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.410%	779,132	882,013	102,881
9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.410%	73,662	190,836	117,174
33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.410%	—	26,588	26,588
53,000	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/4.410%	(971,041)	(2,897,406)	(1,926,365)

				$3,193,733	$1,510,465	$(1,683,268)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL 123,650	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/0.053%	$(170,245)	$—	$(170,245)	GSI
BRL 123,650	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/0.053%	350,814	—	350,814	GSI

				$180,569	$—	$180,569

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 81

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Total return swap agreements outstanding at April 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/4.560%	DB	05/07/25	79,000	$934,894	$—	$934,894
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.410%	BNP	06/20/25	(64,440)	559,517	—	559,517
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.410%	JPM	09/20/25	(12,390)	(24,450)	—	(24,450)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/3.930%	GSI	09/19/25	(9,106)	164,753	—	164,753
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/4.510%	JPM	08/12/25	217,100	2,660,422	—	2,660,422
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/4.510%	JPM	08/12/25	351,300	(513,790)	—	(513,790)

					$3,781,346	$—	$3,781,346

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$956,987	$(279,175)	$9,924,667	$(6,138,351)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$27,427,896

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$60,108,186	$—
Collateralized Loan Obligations	—	1,258,063,046	—
Consumer Loans	—	72,096,663	—
Home Equity Loans	—	55,547,363	—
Other	—	67,738,798	—
Residential Mortgage-Backed Securities	—	1,347,872	675,015
Student Loans	—	6,322,305	—
Commercial Mortgage-Backed Securities	—	700,476,582	—
Corporate Bonds	—	1,649,046,321	12,631,313
Floating Rate and Other Loans	—	68,296,610	22,875,072
Municipal Bonds	—	6,419,557	—
Residential Mortgage-Backed Securities	—	229,045,003	14,162,923
Sovereign Bonds	—	174,914,925	—
U.S. Government Agency Obligations	—	743,093,429	—
U.S. Treasury Obligations	—	1,157,578,752	—
Affiliated Exchange-Traded Fund	76,568,569	—	—
Common Stocks	—	3,851,087	641,109
Preferred Stocks	110,650	—	192,629
Warrants	—	29,008	163

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 83

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$194,512,662	$—	$—
Options Purchased	2,825	598,482	—

Total	$271,194,706	$6,254,573,989	$51,178,224

Liabilities
Options Written	$(422,338)	$(2,573,196)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$— **
Futures Contracts	18,151,362	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,898,546	—
OTC Cross Currency Exchange Contracts	—	19,148	—
OTC Packaged Credit Default Swap Agreements	—	4,752,866	—
Centrally Cleared Credit Default Swap Agreement	—	13,541	—
OTC Credit Default Swap Agreements	—	1,150,367	111,029
Centrally Cleared Interest Rate Swap Agreements	—	7,715,350	—
OTC Interest Rate Swap Agreement	—	350,814	—
OTC Total Return Swap Agreements	—	4,319,586	—

Total	$18,151,362	$23,220,218	$111,029

Liabilities
Forward Commitment Contracts	$—	$(34,976,642)	$—
Futures Contracts	(10,395,034)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(11,631,769)	—
OTC Cross Currency Exchange Contracts	—	(828)	—
OTC Packaged Credit Default Swap Agreements	—	(4,785,318)	—
Centrally Cleared Credit Default Swap Agreement	—	(763,014)	—
OTC Credit Default Swap Agreements	—	(293,579)	(7,798)
OTC Currency Swap Agreement	—	(425,354)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,398,618)	—
OTC Interest Rate Swap Agreement	—	(170,245)	—
OTC Total Return Swap Agreements	—	(538,240)	—

Total	$(10,395,034)	$(62,983,607)	$(7,798)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Collateralized Loan Obligations	19.6%
U.S. Treasury Obligations	18.0
U.S. Government Agency Obligations	11.5
Commercial Mortgage-Backed Securities	10.9
Banks	6.8
Residential Mortgage-Backed Securities	3.8
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	3.0
Sovereign Bonds	2.7
Electric	1.7
Oil & Gas	1.5
Auto Manufacturers	1.4
Pipelines	1.4
Telecommunications	1.3
Foods	1.3
Affiliated Exchange-Traded Fund	1.2
Consumer Loans	1.1
Other	1.1
Automobiles	0.9
Diversified Financial Services	0.9
Home Equity Loans	0.9
Retail	0.8
Real Estate Investment Trusts (REITs)	0.8
Aerospace & Defense	0.8
Commercial Services	0.7
Media	0.5
Leisure Time	0.5
Chemicals	0.5
Mining	0.4
Airlines	0.4
Home Builders	0.4
Agriculture	0.3
Healthcare-Services	0.3
Multi-National	0.3
Entertainment	0.3
Auto Parts & Equipment	0.3
Building Materials	0.3
Packaging & Containers	0.3
Engineering & Construction	0.3

Holding Companies-Diversified	0.3%
Semiconductors	0.2
Pharmaceuticals	0.2
Lodging	0.2
Machinery-Diversified	0.2
Metal Fabricate/Hardware	0.2
Computers	0.1
Distribution/Wholesale	0.1
Transportation	0.1
Trucking & Leasing	0.1
Gas	0.1
Software	0.1
Iron/Steel	0.1
Municipal Bonds	0.1
Student Loans	0.1
Real Estate	0.1
Household Products/Wares	0.1
Insurance	0.1
Office/Business Equipment	0.1
Investment Companies	0.1
Electrical Components & Equipment	0.1
Shipbuilding	0.1
Wireless Telecommunication Services	0.1
Coal	0.0	*
Toys/Games/Hobbies	0.0	*
Biotechnology	0.0	*
Housewares	0.0	*
Healthcare-Products	0.0	*
Interactive Media & Services	0.0	*
Options Purchased	0.0	*
Internet	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Water	0.0	*
Capital Markets	0.0	*
Electronics	0.0	*

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 85

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Beverages	0.0	*%

	102.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$13,541	*	Due from/to broker-variation margin swaps	$763,014	*
Credit contracts	Premiums paid for OTC swap agreements	956,987		Premiums received for OTC swap agreements	279,175
Credit contracts	—	—		Options written outstanding, at value	230,307
Credit contracts	Unrealized appreciation on OTC swap agreements	5,254,267		Unrealized depreciation on OTC swap agreements	5,004,512
Foreign exchange contracts	Unaffiliated investments	293,011		Options written outstanding, at value	2,010,926
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	19,148		Unrealized depreciation on OTC cross currency exchange contracts	828
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,898,546		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,631,769

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$18,151,362	*	Due from/to broker-variation margin futures	$10,395,034	*
Interest rate contracts	Due from/to broker-variation margin swaps	7,715,350	*	Due from/to broker-variation margin swaps	9,398,618	*
Interest rate contracts	Unaffiliated investments	308,296		Options written outstanding, at value	754,301
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,670,400		Unrealized depreciation on OTC swap agreements	1,133,839

		$42,280,908			$41,602,323

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(321,827)	$546,222	$—	$—	$(3,541,528)
Foreign exchange contracts	(426,420)	2,505,904	—	(14,624,981)	—
Interest rate contracts	239,666	19,468	13,914,990	—	(11,008,134)

Total	$(508,581)	$3,071,594	$13,914,990	$(14,624,981)	$(14,549,662)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$ (1,785)	$ 113,906	$—	$—	$(73,335)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 87

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$212,129	$(251,884)	$—	$(9,737,941)	$—
Interest rate contracts	174,186	(279,792)	(8,926,438)	—	10,374,613

Total	$384,530	$(417,770)	$(8,926,438)	$(9,737,941)	$10,301,278

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$349,006

Options Written (2)	586,309,268

Futures Contracts - Long Positions (2)	1,942,227,154

Futures Contracts - Short Positions (2)	1,126,295,714

Forward Foreign Currency Exchange Contracts - Purchased (3)	241,313,082

Forward Foreign Currency Exchange Contracts - Sold (3)	823,713,326

Cross Currency Exchange Contracts (4)	3,313,176

Interest Rate Swap Agreements (2)	1,527,919,562

Credit Default Swap Agreements - Buy Protection (2)	362,216,754

Credit Default Swap Agreements - Sell Protection (2)	220,151,480

Currency Swap Agreements (2)	11,393,550

Total Return Swap Agreements (2)	1,126,760,692

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$53,278,007	$(53,278,007)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$706,633	$(127,284)	$579,349	$—	$579,349
BNP	712,874	(172,342)	540,532	(540,532)	—
BNY	—	(179,647)	(179,647)	179,647	—
BOA	152,306	(734,294)	(581,988)	581,988	—
CITI	1,172,341	(713,596)	458,745	(390,000)	68,745
DB	1,101,269	(776,286)	324,983	—	324,983
GSI	1,549,456	(687,592)	861,864	(280,000)	581,864
HSBC	302,240	(7,469,591)	(7,167,351)	7,167,351	—
JPM	3,632,931	(2,069,644)	1,563,287	(1,034,573)	528,714
MSI	5,062,444	(6,908,600)	(1,846,156)	1,846,156	—
SCB	202,550	(577,153)	(374,603)	337,474	(37,129)
SSB	1,102,510	(136,681)	965,829	—	965,829
TD	700,276	(70,609)	629,667	—	629,667

	$16,397,830	$(20,623,319)	$(4,225,489)	$7,867,511	$3,642,022

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 89

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $53,278,007:
Unaffiliated investments (cost $6,302,245,618)	$6,305,865,688
Affiliated investments (cost $271,135,321)	271,081,231
Foreign currency, at value (cost $7,150,777)	7,082,478
Receivable for investments sold	60,746,990
Dividends and interest receivable	42,150,856
Receivable for Fund shares sold	29,690,206
Unrealized appreciation on OTC swap agreements	9,924,667
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,898,546
Premiums paid for OTC swap agreements	956,987
Due from broker—variation margin futures	389,432
Due from broker—variation margin swaps	265,688
Unrealized appreciation on OTC cross currency exchange contracts	19,148
Prepaid expenses and other assets	411,186

Total Assets	6,733,483,103

Liabilities

Payable for investments purchased	163,407,520
Payable to broker for collateral for securities on loan	54,449,623
Forward commitment contracts, at value (proceeds receivable $34,881,650)	34,976,642
Payable for Fund shares purchased	22,456,915
Unrealized depreciation on OTC forward foreign currency exchange contracts	11,631,769
Unrealized depreciation on OTC swap agreements	6,138,351
Options written outstanding, at value (premiums received $2,449,274)	2,995,534
Management fee payable	1,458,388
Dividends payable	939,494
Accrued expenses and other liabilities	481,451
Premiums received for OTC swap agreements	279,175
Distribution fee payable	176,055
Affiliated transfer agent fee payable	7,369
Unrealized depreciation on OTC cross currency exchange contracts	828

Total Liabilities	299,399,114

Net Assets	$6,434,083,989

Net assets were comprised of:
Common stock, at par	$723,029
Paid-in capital in excess of par	6,672,475,337
Total distributable earnings (loss)	(239,114,377)

Net assets, April 30, 2025	$6,434,083,989

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($670,286,453 ÷ 75,481,552 shares of common stock issued and outstanding)	$8.88
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$9.08

Class C

Net asset value, offering price and redemption price per share, ($49,988,763 ÷ 5,625,652 shares of common stock issued and outstanding)	$8.89

Class Z

Net asset value, offering price and redemption price per share, ($3,380,875,615 ÷ 379,335,346 shares of common stock issued and outstanding)	$8.91

Class R6

Net asset value, offering price and redemption price per share, ($2,332,933,158 ÷ 262,586,126 shares of common stock issued and outstanding)	$8.88

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 91

PGIM Short Duration Multi-Sector Bond Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income	$147,981,704
Affiliated dividend income	3,363,217
Unaffiliated dividend income	142,248
Income from securities lending, net (including affiliated income of $82,987)	85,320

Total income	151,572,489

Expenses
Management fee	9,216,603
Distribution fee(a)	990,453
Transfer agent’s fees and expenses (including affiliated expense of $26,184)(a)	1,571,618
Registration fees(a)	201,467
Custodian and accounting fees	143,395
Shareholders’ reports	115,660
Audit fee	36,535
Directors’ fees	34,655
Professional fees	31,751
SEC registration fees	24,204
Miscellaneous	52,256

Total expenses	12,418,597
Less: Fee waiver and/or expense reimbursement(a)	(926,363)

Net expenses	11,492,234

Net investment income (loss)	140,080,255

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,469))	(8,931,348)
Affiliated net capital gain distributions received	23,884
Futures transactions	13,914,990
Forward and cross currency contract transactions	(14,624,981)
Options written transactions	3,071,594
Swap agreement transactions	(14,549,662)
Foreign currency transactions	(10,699,666)

(31,795,189)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(135,546))	64,197,979
Futures	(8,926,438)
Forward and cross currency contracts	(9,737,941)
Options written	(417,770)
Swap agreements	10,301,278
Foreign currencies	(121,715)
Unfunded loan commitment	(346)

55,295,047

Net gain (loss) on investment and foreign currency transactions	23,499,858

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

Net Increase (Decrease) In Net Assets Resulting From Operations	$163,580,113

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	753,339	237,114	—	—
Transfer agent’s fees and expenses	107,156	16,344	1,418,351	29,767
Registration fees	47,402	16,301	67,852	69,912
Fee waiver and/or expense reimbursement	(41,674)	(3,278)	(635,389)	(246,022)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 93

PGIM Short Duration Multi-Sector Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$140,080,255	$204,389,163
Net realized gain (loss) on investment and foreign currency transactions	(31,819,073)	(58,970,787)
Affiliated net capital gain distributions received	23,884	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	55,295,047	168,701,295

Net increase (decrease) in net assets resulting from operations	163,580,113	314,119,671

Dividends and Distributions
Distributions from distributable earnings
Class A	(17,017,297)	(16,269,441)
Class C	(1,150,582)	(1,107,443)
Class Z	(88,295,704)	(87,939,972)
Class R6	(62,918,349)	(72,672,380)

	(169,381,932)	(177,989,236)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,956,192,871	3,403,241,695
Net asset value of shares issued in reinvestment of dividends and distributions	162,663,455	171,972,268
Cost of shares purchased	(952,218,445)	(1,501,263,839)

Net increase (decrease) in net assets from Fund share transactions	1,166,637,881	2,073,950,124

Total increase (decrease)	1,160,836,062	2,210,080,559

Net Assets:

Beginning of period	5,273,247,927	3,063,167,368

End of period	$6,434,083,989	$5,273,247,927

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.89		$8.57	$8.53	$9.45	$9.51	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.43	0.37	0.20	0.17	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		0.27	0.08	(0.85)	(0.01)	(0.01)
Total from investment operations	0.24		0.70	0.45	(0.65)	0.16	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.38)	(0.41)	(0.27)	(0.22)	(0.28)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Distributions from net realized gains	-		-	-	-	-	(0.12)
Total dividends and distributions	(0.25)		(0.38)	(0.41)	(0.27)	(0.22)	(0.42)
Net asset value, end of period	$8.88		$8.89	$8.57	$8.53	$9.45	$9.51
Total Return(b):	2.75%		8.28%	5.32%	(6.98)%	1.73%	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$670,286		$549,671	$271,456	$246,197	$268,235	$207,475
Average net assets (000)	$607,666		$390,234	$257,907	$258,305	$253,168	$171,581
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.64%	0.65%	0.65%	0.65%	0.67%
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.66%	0.67%	0.67%	0.67%	0.71%
Net investment income (loss)	4.62	%(d)	4.83%	4.33%	2.23%	1.76%	2.32%
Portfolio turnover rate(e)(f)	56%		80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  95

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.90		$8.57	$8.54	$9.46	$9.52	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.30	0.12	0.09	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.28	0.06	(0.85)	- (b)	(0.01)
Total from investment operations	0.20		0.63	0.36	(0.73)	0.09	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.30)	(0.33)	(0.19)	(0.15)	(0.20)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Distributions from net realized gains	-		-	-	-	-	(0.12)
Total dividends and distributions	(0.21)		(0.30)	(0.33)	(0.19)	(0.15)	(0.34)
Net asset value, end of period	$8.89		$8.90	$8.57	$8.54	$9.46	$9.52
Total Return(c):	2.32%		7.47%	4.30%	(7.77)%	0.91%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,989		$43,662	$25,175	$24,563	$34,006	$33,364
Average net assets (000)	$47,816		$33,134	$25,880	$28,904	$35,068	$31,505
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.46	%(e)	1.50%	1.51%	1.50%	1.47%	1.55%
Expenses before waivers and/or expense reimbursement	1.47	%(e)	1.52%	1.53%	1.52%	1.49%	1.59%
Net investment income (loss)	3.79	%(e)	3.99%	3.47%	1.34%	0.96%	1.47%
Portfolio turnover rate(f)(g)	56%		80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.93		$8.60	$8.56	$9.49	$9.55	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.45	0.39	0.22	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.28	0.08	(0.86)	- (b)	(0.01)
Total from investment operations	0.24		0.73	0.47	(0.64)	0.19	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.40)	(0.43)	(0.29)	(0.25)	(0.31)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Distributions from net realized gains	-		-	-	-	-	(0.12)
Total dividends and distributions	(0.26)		(0.40)	(0.43)	(0.29)	(0.25)	(0.45)
Net asset value, end of period	$8.91		$8.93	$8.60	$8.56	$9.49	$9.55
Total Return(c):	2.75%		8.65%	5.58%	(6.81)%	2.00%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,380,876		$2,716,397	$1,407,587	$1,368,302	$1,633,850	$1,214,725
Average net assets (000)	$3,044,661		$1,990,400	$1,313,260	$1,499,104	$1,435,782	$960,154
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.40%
Expenses before waivers and/or expense reimbursement	0.43	%(e)	0.45%	0.46%	0.47%	0.46%	0.48%
Net investment income (loss)	4.85	%(e)	5.10%	4.58%	2.47%	2.02%	2.59%
Portfolio turnover rate(f)(g)	56%		80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  97

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.90		$8.57	$8.54	$9.46	$9.52	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.46	0.40	0.23	0.20	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.28	0.06	(0.85)	- (b)	(0.02)
Total from investment operations	0.24		0.74	0.46	(0.62)	0.20	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.41)	(0.43)	(0.30)	(0.26)	(0.31)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Distributions from net realized gains	-		-	-	-	-	(0.12)
Total dividends and distributions	(0.26)		(0.41)	(0.43)	(0.30)	(0.26)	(0.45)
Net asset value, end of period	$8.88		$8.90	$8.57	$8.54	$9.46	$9.52
Total Return(c):	2.79%		8.74%	5.54%	(6.67)%	2.07%	2.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,332,933		$1,963,518	$1,358,949	$1,452,006	$1,306,914	$838,198
Average net assets (000)	$2,134,040		$1,598,996	$1,387,391	$1,426,498	$1,054,215	$786,082
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.32%	0.32%	0.33%
Expenses before waivers and/or expense reimbursement	0.34	%(e)	0.35%	0.35%	0.35%	0.35%	0.38%
Net investment income (loss)	4.92	%(e)	5.18%	4.64%	2.59%	2.07%	2.71%
Portfolio turnover rate(f)(g)	56%		80%	48%	33%	49%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  99

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.7%

ASSET-BACKED SECURITIES 23.7%

Automobiles 1.0%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32	2,678	$2,711,714
Series 2024-A, Class D, 144A	6.315	05/17/32	1,339	1,352,395
Series 2024-B, Class D, 144A	5.410	09/15/32	3,786	3,780,153
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27	25,700	25,276,562
Series 2023-04A, Class A, 144A	5.490	06/20/29	13,963	14,268,214
Series 2023-08A, Class A, 144A	6.020	02/20/30	55,400	57,625,202
Series 2024-01A, Class A, 144A	5.360	06/20/30	105,243	107,503,230
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.854(c)	12/26/31	2,087	2,088,885
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	4,252	4,249,537
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33	17,892	17,599,707
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	87,400	83,522,945
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,949	1,973,159
Series 2020-02, Class R, 144A	31.355	02/25/28	1,151	1,163,851
Series 2021-01, Class R, 144A	28.348	09/25/28	3,263	3,412,627
Series 2021-02, Class G, 144A	8.482	12/26/28	3,191	3,205,295
Series 2021-03, Class F, 144A	3.694	02/26/29	2,900	2,896,600
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	24,220	24,101,094
Series 2019-01A, Class B, 144A	3.950	11/14/28	25,000	24,814,507
Series 2022-01A, Class D, 144A	5.900	12/16/30	8,465	8,502,827
Series 2025-01A, Class A, 144A	5.360	04/16/35	67,700	69,306,805
Santander Bank NA,
Series 2021-01A, Class E, 144A	6.171	12/15/31	4,250	4,229,597
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class R, 144A	0.000	08/15/28	27	1,571,739
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31	7,800	8,079,889
Series 2024-02, Class D	6.280	08/15/31	18,820	19,350,908
World Omni Select Auto Trust,
Series 2021-A, Class D	1.440	11/15/27	2,150	2,113,939

				494,701,381

See Notes to Financial Statements.

PGIM Total Return Bond Fund 101

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 20.2%

AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799%(c)	04/20/37		67,750	$67,750,000
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.018(c)	04/15/34		6,500	6,484,399
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	27,681,222
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.486(c)	02/15/38		11,805	11,722,365
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	6.018(c)	04/15/34		6,000	5,988,599
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.686(c)	07/15/37		124,500	124,500,000
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	04/20/35		21,000	21,000,000
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.129(c)	04/15/34	EUR	47,000	52,893,445
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.986(c)	01/22/38	EUR	33,400	37,931,378
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.258(c)	10/25/38	EUR	18,400	20,817,134
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.643(c)	10/26/37		35,350	35,350,000
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	3.049(c)	04/15/32	EUR	13,811	15,605,851
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.393(c)	04/15/39	EUR	135,850	152,361,466
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.680(c)	11/27/31		36,356	36,355,689
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.469(c)	07/20/35		163,250	163,530,137

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.317%(c)	06/22/34	EUR	17,000	$19,152,529
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	25,462,991
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	4.130(c)	10/15/38	EUR	141,000	158,280,686
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	4.605(c)	01/15/38	EUR	31,700	35,911,884
Bain Capital Credit CLO (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.499(c)	04/19/34		27,000	26,932,500
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.641(c)	10/16/37		77,000	77,000,000
Bain Capital Euro CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.159(c)	07/15/34	EUR	47,750	53,579,287
Barings Euro CLO DAC (Ireland),
Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.239(c)	04/15/36	EUR	13,600	15,328,957
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.322(c)	10/20/35		151,000	151,313,114
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37		43,250	43,309,629
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.687(c)	04/24/34		114,000	114,000,000
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	03/09/34		49,500	49,425,750
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.676(c)	10/15/37		27,500	27,500,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.688(c)	10/15/34		11,525	11,525,000
Birch Grove CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.709(c)	01/22/38		94,000	94,000,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund 103

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.829%(c)	01/15/33	EUR	13,200	$14,831,887
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.879(c)	04/15/31	EUR	46,977	52,976,826
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34		19,410	19,247,074
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.888(c)	10/25/36	EUR	85,250	96,789,551
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.608(c)	10/25/36	EUR	19,000	21,612,356
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.251(c)	03/15/32	EUR	155,951	175,954,754
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.594(c)	07/27/31		428	428,209
Carlyle Global Market Strategies Euro CLO DAC (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	2.888(c)	01/25/32	EUR	19,173	21,635,211
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.669(c)	10/21/37		41,250	41,167,500
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.651(c)	07/20/34		125,500	125,500,000
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.106(c)	01/15/32		5,872	5,880,226
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.711(c)	01/20/35		57,678	57,678,000
Series 2021-14A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.031(c)	04/20/34		13,000	12,842,831

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.329%(c)	01/15/34	EUR	68,500	$77,291,648
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639(c)	10/20/37		42,260	42,260,000
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799(c)	04/20/37		35,390	35,423,819
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A	0.000(cc)	10/15/37	EUR	112,050	125,725,509
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.172(c)	01/25/37		41,000	41,108,211
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.721(c)	07/20/34		59,500	59,500,000
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	3.131(c)	09/15/31	EUR	88,442	99,964,338
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.933(c)	01/23/32	EUR	182,854	206,367,708
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	16,150,832
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37		32,300	32,344,661
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.142(c)	10/20/36		25,750	25,810,167
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.525(c)	03/28/38		30,000	29,850,000
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	10/20/37		78,010	78,010,000
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	10/20/37		47,450	46,989,749
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.640(c)	10/17/37		59,650	59,650,000
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.980(c)	10/17/37		23,500	23,257,952

See Notes to Financial Statements.

PGIM Total Return Bond Fund 105

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799%(c)	04/20/37		36,500	$36,535,025
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.789(c)	04/20/37		53,915	53,945,079
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	10/20/37		43,000	42,565,700
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		155,000	154,535,000
Series 2025-04A, Class A, 144A	0.000(cc)	07/17/38		50,000	50,000,000
Series 2025-05A, Class A, 144A	0.000(cc)	03/31/38		93,500	93,500,000
Galaxy CLO Ltd. (Cayman Islands),
Series 2025-35A, Class A, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.461(c)	04/20/38		100,000	99,235,600
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.342(c)	10/14/35		115,000	115,182,574
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.749(c)	10/20/37		102,500	102,500,010
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	01/20/38		39,700	39,700,000
Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.221(c)	01/20/38		37,500	37,338,754
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.528(c)	04/15/31		18,223	18,216,746
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	5.918(c)	04/15/31		10,000	9,989,999
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.574(c)	04/26/31		6,298	6,297,859
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.134(c)	05/24/38	EUR	103,000	116,803,617
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.608(c)	07/25/37	EUR	39,750	45,113,617

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.336%(c)	07/18/38	EUR	25,750	$29,163,026
Series 10A, Class B2R, 144A	5.800	07/18/38	EUR	7,500	8,497,027
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.128(c)	12/25/35	EUR	43,250	48,809,206
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	15,908,698
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.556(c)	04/25/39	EUR	87,200	97,559,197
HPC Investment Partners CLO,
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.156(c)	10/20/29		629	626,738
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.583(c)	05/06/30		3,030	3,029,600
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.681(c)	01/23/35		15,448	15,401,656
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.891(c)	01/26/38	EUR	99,750	113,294,779
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.911(c)	01/26/38	EUR	20,000	22,784,946
ICG US CLO Ltd. (Cayman Islands),
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.702(c)	01/25/38		45,950	45,950,000
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	10,807,834
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.616(c)	07/20/38	EUR	40,000	44,951,443
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.309(c)	10/20/34		54,500	54,009,500
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.109(c)	07/15/34	EUR	21,317	23,998,851
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	33,790,712
Series 2024-29A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.579(c)	01/15/39	EUR	17,000	19,161,773

See Notes to Financial Statements.

PGIM Total Return Bond Fund 107

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.698%(c)	01/15/31		400	$400,391
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34		14,750	14,750,000
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	10/20/34		5,750	5,750,000
Series 39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006(c)	10/15/34		25,000	24,897,500
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.079(c)	07/15/32	EUR	94,140	106,053,546
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.872(c)	01/22/37		57,750	57,820,114
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.661(c)	07/17/34		64,500	64,500,000
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.769(c)	04/18/37		126,465	126,465,013
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.563(c)	07/27/34		78,500	78,500,000
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.621(c)	01/25/38		70,000	69,825,000
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.773(c)	08/15/37		55,000	55,000,000
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.331(c)	04/21/31		14,251	14,218,008
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.589(c)	10/23/34		53,000	53,000,000
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.146(c)	05/15/37	EUR	102,500	116,424,057
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	4.128(c)	01/20/39	EUR	57,000	64,220,659
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	4.328(c)	01/20/39	EUR	6,000	6,782,664

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.503%(c)	10/12/30		47,486	$47,486,485
Nassau Euro CLO DAC (Ireland),
Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.386(c)	07/20/38	EUR	20,000	22,651,882
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A2R, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.906(c)	01/15/31		24,500	24,532,810
Navesink CLO Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.456(c)	04/15/36		40,000	40,116,004
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.481(c)	04/16/39		50,000	49,825,000
NGC Euro CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.396(c)	01/15/39	EUR	55,000	61,006,377
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.106(c)	07/22/34	EUR	98,400	110,718,128
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	21,325,217
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719(c)	07/19/37		84,529	84,529,000
Oak Hill Credit Partners Ltd. (Cayman Islands),
Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.399(c)	04/20/38		121,650	120,859,275
Series 2014-10RA, Class XR2, 144A, 3 Month SOFR + 0.900% (Cap N/A, Floor 0.900%)	5.169(c)	04/20/38		1,500	1,496,803
Obra CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.903(c)	01/20/38		87,000	86,870,892
OCP CLO Ltd. (Cayman Islands),
Series 2020-19A, Class XR2, 144A, 3 Month SOFR + 0.850% (Cap N/A, Floor 0.850%)	5.119(c)	04/20/38		2,375	2,374,965

See Notes to Financial Statements.

PGIM Total Return Bond Fund 109

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OCP Euro CLO DAC (Ireland),
Series 2024-11A, Class A, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.526%(c)	10/18/37	EUR	6,600	$7,415,919
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	10/20/37		35,000	34,884,504
Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	10/31/37		18,750	18,688,123
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	6.099(c)	04/20/34		25,650	25,380,670
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.522(c)	03/31/38		105,000	104,383,471
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.410(c)	04/17/31		9,367	9,357,822
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.581(c)	04/20/31		10,589	10,589,271
OZLME DAC (Ireland),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.284(c)	08/24/30	EUR	12,805	14,506,819
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.380(c)	05/21/34		38,808	38,548,359
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	11,878,211
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.513(c)	10/17/38	EUR	72,250	81,193,052
Pikes Peak CLO 18 (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.508(c)	04/20/38		44,900	44,690,901
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.581(c)	04/20/38		49,800	49,533,525
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.668(c)	07/15/31		15,088	15,088,232

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Providus CLO DAC (Ireland),
Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.179%(c)	10/15/38	EUR	27,915	$31,307,399
Rad CLO Ltd. (Cayman Islands),
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.941(c)	04/23/34		12,000	11,950,801
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.869(c)	04/20/37		42,200	42,254,755
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.447(c)	04/25/38	EUR	131,500	148,344,296
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.716(c)	06/20/34		40,600	40,600,000
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.636(c)	09/06/37		96,500	96,500,000
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.656(c)	01/15/38		20,500	20,500,000
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.169(c)	01/20/36		53,500	53,601,821
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.019(c)	01/20/36		20,000	20,086,004
Rockford Tower Europe CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.429(c)	10/25/27	EUR	133,615	150,182,678
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.422(c)	07/25/31		31,590	31,558,491
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.664(c)	05/07/31		17,645	17,644,682
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37		40,000	40,000,000
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.669(c)	07/18/37		50,000	50,000,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund 111

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.152%(c)	01/20/36		45,250	$45,336,618
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37		22,600	22,600,000
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.059(c)	01/20/37		65,000	65,095,973
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.430(c)	04/17/38		30,000	29,850,000
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.730(c)	04/17/38		3,250	3,241,659
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.129(c)	07/15/36	EUR	43,420	49,669,562
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.622(c)	04/25/35		45,000	45,000,000
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.988(c)	04/25/30	EUR	68,784	77,644,548
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	3.226(c)	02/20/30	EUR	103,801	117,195,356
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	3.126(c)	07/18/34	EUR	90,050	101,305,916
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	10/20/33		33,750	33,750,000
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.031(c)	04/20/33		10,000	9,947,999
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.273(c)	08/16/34		16,600	16,575,102
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.471(c)	10/29/34		95,255	94,788,470
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.871(c)	10/29/34		22,125	22,158,413

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.319%(c)	04/20/34		87,500	$86,928,651
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.839(c)	07/20/37		43,000	43,055,552
Tikehau CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.179(c)	10/15/31	EUR	14,487	16,378,351
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.139(c)	01/20/36		105,500	105,689,805
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.456(c)	07/15/34		47,250	47,331,572
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/36		27,500	27,560,514
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719(c)	07/18/37		56,000	56,000,000
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.148(c)	07/25/34	EUR	98,050	110,270,131
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.269(c)	07/15/34	EUR	115,250	129,789,008
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.929(c)	04/15/37	EUR	98,750	112,093,335
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.605(c)	04/15/38	EUR	159,000	179,075,374
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.122(c)	07/20/36		101,500	101,714,307
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.959(c)	01/20/35		79,150	79,150,000
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.769(c)	01/20/35		19,000	19,053,202
Trinitas CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.446(c)	07/15/34		28,850	28,747,046
Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.186(c)	07/20/34	EUR	73,900	83,380,526

See Notes to Financial Statements.

PGIM Total Return Bond Fund 113

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Vendome Funding CLO DAC (Ireland), (cont’d.)
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400%(c)	07/20/34	EUR	24,000	$27,156,742
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.778(c)	01/15/32		23,591	23,590,638
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.379(c)	10/20/34		57,450	57,179,186
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.631(c)	07/18/31		18,936	18,935,743
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	6.068(c)	07/15/31		8,000	7,996,001
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.648(c)	04/15/34		10,000	10,000,000
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/37		50,000	50,113,860
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/18/37		47,690	47,690,000
Wind River CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.699(c)	07/20/37		41,700	41,700,000

					9,935,956,353

Consumer Loans 0.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29		3,000	3,012,618
Series 2024-A, Class 1C, 144A	6.160	02/15/29		3,000	3,011,591
Series 2024-A, Class 1D, 144A	6.890	02/15/29		2,000	2,012,196
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	19	13,792
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59		15,829	15,905,730
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		6,300	6,409,284
Series 2024-01, Class A4, 144A	5.670	06/25/59		11,509	11,682,389
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	15,424,234

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	68,400	$66,341,748
Series 2023-01A, Class D, 144A	7.490	06/14/38	1,300	1,360,711
Series 2023-02A, Class C, 144A	6.740	09/15/36	20,700	21,450,706
Series 2023-02A, Class D, 144A	7.520	09/15/36	25,130	26,063,336
Series 2024-01A, Class A, 144A	5.790	05/14/41	67,000	69,098,494

				241,786,829

Credit Cards 0.2%

Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A	5.870	12/20/32	87,700	88,497,368

Home Equity Loans 0.7%

ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.081(c)	04/25/33	1,231	1,221,031
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.416(c)	11/25/33	286	283,687
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.411(c)	01/25/34	2	2,339
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.416(c)	12/25/34	1,035	947,757
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.416(c)	09/25/34	206	202,691
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	3,594	3,634,214
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	7.366(c)	10/25/31	30	30,668
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.854(c)	01/25/55	55,409	55,409,049
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	561	201,511

See Notes to Financial Statements.

PGIM Total Return Bond Fund 115

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050%(c)	03/20/54	7,120	$7,167,353
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.950(c)	05/25/54	4,494	4,498,710
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.550(c)	10/20/54	9,403	9,393,580
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.160(c)	07/25/34	108	105,544
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	5.241(c)	03/25/34	483	466,437
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	5.501(c)	09/25/34	663	667,138
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.373(c)	10/25/33	846	838,690
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	9,032	9,077,440
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	4,570	4,637,534
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	31,311	31,867,068
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	9,996	10,034,624
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	9,765	9,843,988
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	30,166	30,516,413
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	96,611	96,568,202
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	64,642	65,186,446

				342,802,114

Other 0.7%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.697(c)	10/16/28	71,000	70,958,202
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46	15,430	15,540,786
Series 2025-01A, Class A, 144A	5.380	02/20/49	35,173	35,457,279
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	24,438	24,001,669

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)

GoodLeap Sustainable Home Solutions Trust, (cont’d.)
Series 2024-01GS, Class A, 144A	6.250%	06/20/57		43,667	$42,138,435
Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	7.985(c)	10/16/25		17,150	17,099,332
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		20,000	19,973,094
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A	6.250	07/30/59		25,576	25,351,041
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		15,659	15,237,259
Series 2024-03A, Class A2, 144A	5.880	10/30/59		65,767	62,369,199

					328,126,296

Residential Mortgage-Backed Securities 0.1%

Chase Funding Trust,
Series 2002-02, Class 1A5	6.333(cc)	04/25/32		2	1,572
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.141(c)	12/25/33		239	235,580
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.861(c)	08/25/34		2,726	2,631,718
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	5.221(c)	11/25/34		247	234,853
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.491(c)	11/25/34		15	17,004
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	3.716	07/25/50		14,208	12,784,477
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.410(c)	12/25/35		238	235,320
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.416(c)	06/25/34		935	979,011
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	11/25/60	EUR	6,250	6,837,865

See Notes to Financial Statements.

PGIM Total Return Bond Fund 117

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	6.286%(c)	01/25/35		978		$944,531
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	5.566(c)	06/25/34		337		330,711
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.391(c)	07/25/33		412		402,246
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.160(c)	09/25/34		617		625,358
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	3.986(c)	09/25/34		428		439,630
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.632(c)	03/15/26	EUR	34,866		29,425,856

						56,125,733

Student Loans 0.3%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.804(c)	06/25/47		31,550		31,370,309
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.154(c)	06/25/47		2,784		2,767,256
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210		12,374,459
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		14,258		13,680,994
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		17,408		16,548,222
Series 2019-A, Class R, 144A	0.000	10/25/48		26,475		8,112,688
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A(x)	5.240	03/15/56		60,426		61,102,096
Series 2024-D, Class A1A, 144A(x)	5.380	07/15/53		25,395		25,835,615

						171,791,639

TOTAL ASSET-BACKED SECURITIES (cost $11,652,854,904)						11,659,787,713

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.203%(cc)	05/15/35	39,245	$30,807,325
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35	40,253	29,585,587
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.800(c)	04/15/42	47,990	47,597,994
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.308(cc)	05/15/49	3,719	3,644,932
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	8,335,545
Series 2019-BN20, Class A2	2.758	09/15/62	48,568	44,904,059
Series 2019-BN21, Class XB, IO	0.470(cc)	10/17/52	206,158	2,954,512
Series 2019-BN24, Class A2	2.707	11/15/62	69,300	64,176,970
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	32,214,232
Series 2023-BNK46, Class A21	6.951(cc)	08/15/56	74,030	76,301,936
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	2,096	2,071,100
BANK5,
Series 2023-05YR2, Class A3	6.656(cc)	07/15/56	56,500	59,824,799
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,746,325
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,587,502
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,338,515
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	19,718,543
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	13,900	12,317,609
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	7,345	6,712,101
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	10,055	8,963,162
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	19,295	16,538,939
Series 2019-C03, Class A3	3.319	05/15/52	24,500	23,531,591
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.576(c)	10/15/37	59,000	59,073,750
Series 2020-C08, Class XB, IO	1.141(cc)	10/15/53	119,592	6,145,056
Series 2024-05C27, Class A3	6.014	07/15/57	53,800	56,463,073
Series 2024-05C29, Class A3	5.208	09/15/57	64,600	66,013,855
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	13,786,087
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,718,063
Series 2019-B10, Class A3	3.455	03/15/62	39,600	38,126,596
Series 2019-B11, Class A4	3.281	05/15/52	61,825	58,894,235
Series 2019-B12, Class A4	2.859	08/15/52	81,000	75,363,599

See Notes to Financial Statements.

PGIM Total Return Bond Fund 119

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2019-B13, Class A3	2.701%	08/15/57	38,700	$35,904,111
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,019,334
Series 2019-B14, Class A4	2.795	12/15/62	57,600	53,411,063
Series 2020-B17, Class A4	2.042	03/15/53	95,550	83,703,520
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,880,899
Series 2020-B21, Class A4	1.704	12/17/53	37,450	32,289,068
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	26,468,406
Series 2023-V03, Class A3	6.363(cc)	07/15/56	20,000	20,982,694
Series 2024-V08, Class A3	6.189(cc)	07/15/57	109,700	115,644,292
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.212(c)	07/15/41	37,000	36,953,750
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.911(c)	07/15/41	7,500	7,387,500
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.814(c)	08/15/26	39,027	38,989,988
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.522(c)	03/15/42	81,180	79,695,534
Series 2025-IND, Class C, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.122(c)	03/15/42	18,890	18,224,447
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,738,467
Series 2024-05C5, Class A3	5.857	02/15/57	68,760	71,725,660
BPR Trust,
Series 2023-BRK02, Class A, 144A	7.146(cc)	10/05/38	78,109	81,737,616
Series 2024-PMDW, Class B, 144A	5.850(cc)	11/05/41	5,600	5,593,441
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.686(c)	11/15/38	19,022	18,914,741
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.814(c)	10/15/41	70,644	70,643,617
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.013(c)	08/15/39	84,647	84,646,742
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.765(c)	04/15/40	72,720	72,508,748
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	36,274,811
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	53,866,232
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	78,899,006

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CD Mortgage Trust, (cont’d.)
Series 2018-CD07, Class A3	4.013%	08/15/51	26,356	$25,845,287
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.942(c)	09/15/38	83,750	83,697,656
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	22,801	22,731,179
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,868,860
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,219,265
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	19,174	18,603,300
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	5,236
Series 2017-C04, Class A3	3.209	10/12/50	63,251	61,401,137
Series 2017-P07, Class A3	3.442	04/14/50	15,580	15,314,961
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	97,275,297
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	80,481,879
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	147	144,993
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,183,698
Series 2017-COR02, Class A2	3.239	09/10/50	74,027	72,005,512
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	53,702,575
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	31,726,355
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,579,881
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	97,400	2,764,309
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	86,832,219
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	13,041,067
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	191,984
Series 2019-C16, Class A2	3.067	06/15/52	37,129	34,790,801
Series 2019-C17, Class A4	2.763	09/15/52	37,150	34,462,272
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	22,139,337
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,623,262
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	30,650	30,016,952
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO	0.745(cc)	11/25/25	122,146	292,185

See Notes to Financial Statements.

PGIM Total Return Bond Fund 121

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0053, Class X1, IO	1.011%(cc)	12/25/25	121,139	$491,667
Series K0055, Class X1, IO	1.460(cc)	03/25/26	241,589	2,209,022
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	633,782
Series K0069, Class X1, IO	0.467(cc)	09/25/27	501,290	3,702,380
Series K0087, Class X1, IO	0.502(cc)	12/25/28	404,955	4,856,702
Series K0090, Class X1, IO	0.854(cc)	02/25/29	451,402	11,023,724
Series K0091, Class X1, IO	0.705(cc)	03/25/29	542,136	10,559,241
Series K0092, Class XAM, IO	1.126(cc)	04/25/29	53,046	1,925,798
Series K0093, Class X1, IO	1.081(cc)	05/25/29	389,244	12,407,465
Series K0095, Class X1, IO	1.083(cc)	06/25/29	508,363	16,661,908
Series K0096, Class XAM, IO	1.522(cc)	07/25/29	56,489	2,885,097
Series K0097, Class X1, IO	1.214(cc)	07/25/29	517,322	20,050,064
Series K0101, Class X1, IO	0.942(cc)	10/25/29	460,213	14,473,234
Series K0108, Class X1, IO	1.811(cc)	03/25/30	325,760	22,045,442
Series K0114, Class X1, IO	1.208(cc)	06/25/30	255,619	12,170,152
Series K0735, Class X1, IO	1.098(cc)	05/25/26	249,604	1,825,082
Series K1513, Class X1, IO	0.987(cc)	08/25/34	330,892	17,684,913
Series Q001, Class XA, IO	2.085(cc)	02/25/32	22,941	1,456,119
Series Q002, Class XA, IO	0.934(cc)	07/25/33	28,477	1,049,511
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.386(c)	10/15/36	6,770	6,706,725
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.335(cc)	06/10/47	37,110	75,511
Series 2014-GC24, Class A5	3.931	09/10/47	326	324,360
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	993
Series 2015-GC34, Class A4	3.506	10/10/48	11,245	11,135,132
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,580,770
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,203,295
Series 2019-GC39, Class A3	3.307	05/10/52	68,453	64,625,053
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	47,079,490
Series 2019-GSA01, Class A2	2.613	11/10/52	4,941	4,768,086
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	39,279,425
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class A, 144A	5.649(cc)	01/13/40	54,215	55,713,513
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,861,880
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.509(cc)	09/15/47	6,773	62
Series 2014-C24, Class A5	3.639	11/15/47	612	598,403

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195%	09/15/50	70,600	$68,180,771
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,199,531
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	30,057,035
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,552,640
Series 2019-COR05, Class A3	3.123	06/13/52	22,100	21,133,640
Series 2019-COR05, Class XB, IO	1.103(cc)	06/13/52	65,497	2,293,135
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	24,248	23,664,533
Series 2017-C07, Class A4	3.147	10/15/50	69,278	66,929,597
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	73,294,716
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP03, Class A4	2.627	08/15/49	17,436	17,030,118
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.622(c)	03/15/42	67,400	66,874,536
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,397,366
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.037(c)	04/15/38	14,566	14,456,358
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,162,898
Series 2017-C34, Class A3	3.276	11/15/52	18,615	18,114,320
Series 2025-05C1, Class A3	5.635	03/15/58	74,330	77,154,874
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,692,610
Series 2017-H01, Class A4	3.259	06/15/50	51,175	49,975,043
Series 2018-H03, Class A4	3.914	07/15/51	7,945	7,796,075
Series 2018-H04, Class A3	4.043	12/15/51	16,356	16,135,461
Series 2019-H06, Class A3	3.158	06/15/52	37,750	36,326,587
Series 2019-H07, Class A3	3.005	07/15/52	71,647	67,260,619
Series 2019-L02, Class A3	3.806	03/15/52	37,651	36,372,315
Series 2019-L03, Class A3	2.874	11/15/52	35,797	33,639,386
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.535(c)	02/15/42	58,640	58,023,359
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	6.214(c)	02/15/42	35,410	34,347,700
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.763(c)	02/15/42	32,870	31,799,789

See Notes to Financial Statements.

PGIM Total Return Bond Fund 123

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A	2.516%	09/15/54	7,000	$6,252,117
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.522(c)	03/15/35	55,990	55,106,528
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,911,201
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,392,017
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.061(c)	11/15/38	62,913	61,300,964
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	6,835	6,633,373
Series 2017-C03, Class A3	3.167	08/15/50	13,800	13,500,111
Series 2017-C05, Class A4	3.212	11/15/50	32,275	31,320,141
Series 2017-C06, Class A4	3.320	12/15/50	29,785	29,019,760
Series 2018-C10, Class A3	4.048	05/15/51	66,102	64,972,009
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,605,588
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,611,644
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,932,220
Series 2019-C16, Class XB, IO	1.019(cc)	04/15/52	96,253	2,943,763
Series 2019-C17, Class A3	2.669	10/15/52	80,672	74,132,145
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,966,607
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XB, IO, 144A	0.195(cc)	03/10/46	41,314	79
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.563(c)	11/15/41	25,200	25,058,250
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	1.130(cc)	06/15/49	36,018	275,350
Series 2016-C35, Class XB, IO	1.070(cc)	07/15/48	55,952	469,141
Series 2016-C36, Class A3	2.807	11/15/59	26,739	26,147,607
Series 2017-C39, Class A4	3.157	09/15/50	37,000	35,775,074
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	982,381
Series 2018-C44, Class A4	3.948	05/15/51	20,000	19,703,776
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,818,006
Series 2018-C47, Class A3	4.175	09/15/61	37,619	37,229,966
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,894,763
Series 2019-C50, Class A4	3.466	05/15/52	34,566	33,309,548
Series 2019-C52, Class A4	2.643	08/15/52	86,325	80,640,991
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,679,678

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2019-C54, Class A3	2.892%	12/15/52	42,492	$39,629,394
Series 2020-C55, Class A4	2.474	02/15/53	58,725	53,329,729
Series 2024-01CHI, Class A, 144A	5.484(cc)	07/15/35	75,100	75,478,444

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,488,603,524)				5,286,454,116

CORPORATE BONDS 31.0%

Aerospace & Defense 0.9%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	6,594,729
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,631,689
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	169,261	165,828,596
Sr. Unsec’d. Notes(a)	3.250	02/01/28	14,855	14,303,160
Sr. Unsec’d. Notes	3.550	03/01/38	15,098	11,665,481
Sr. Unsec’d. Notes(a)	3.600	05/01/34	14,772	12,703,562
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,406,320
Sr. Unsec’d. Notes	3.850	11/01/48	990	682,713
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	31,113,888
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	9,759,624
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	21,782,863
Sr. Unsec’d. Notes	5.930	05/01/60	72,825	67,458,036
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,750	42,367,387
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	4,294	4,294,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	5,325	5,484,750
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	23,053	23,016,807
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	9,750	9,947,389
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	16,090,827
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,632,560

				462,764,381

Agriculture 0.7%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	56,803	40,879,663

See Notes to Financial Statements.

PGIM Total Return Bond Fund 125

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259%	03/25/28	41,745	$39,177,482
Gtd. Notes	3.557	08/15/27	12,287	12,049,858
Gtd. Notes	4.390	08/15/37	59,596	52,327,028
Gtd. Notes	5.834	02/20/31	4,000	4,153,694
Gtd. Notes	6.343	08/02/30	10,195	10,882,527
Gtd. Notes	7.750	10/19/32	5,000	5,710,933
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,475,283
Gtd. Notes	5.931	02/02/29	23,565	24,643,504
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	6,500	5,815,719
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	11,154	11,443,223
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	27,347,180
Sr. Unsec’d. Notes	3.125	03/02/28	1,802	1,751,465
Sr. Unsec’d. Notes	4.875	02/13/29	1,198	1,216,645
Sr. Unsec’d. Notes(h)	5.250	02/13/34	24,078	24,322,512
Sr. Unsec’d. Notes(h)	5.625	09/07/33	52,304	54,326,339
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	2,000	2,008,739

				327,531,794

Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	2,538	2,524,793
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	1,428	1,393,786
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	6,202	6,005,269
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates	3.600	03/22/29	7,185	6,960,972
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.000	12/10/29	22,410	20,996,431
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	9,988,781
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,420,152

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450%	06/01/29	6,550	$6,330,356
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	10,308	9,724,252
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.500	09/01/31	8,381	7,897,527
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	7,777	6,808,319
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	34,356,090
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,079,549
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,660,313

				162,146,590

Auto Manufacturers 0.7%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	862,355
Sr. Unsec’d. Notes	4.750	01/15/43	20,382	15,236,754
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	14,608	14,024,234
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,066,070
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	2,916,254
Sr. Unsec’d. Notes	4.125	08/17/27	11,147	10,689,126
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,584,810
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	42,797,726
Sr. Unsec’d. Notes	4.950	05/28/27	3,965	3,878,691
Sr. Unsec’d. Notes	5.113	05/03/29	3,250	3,116,342
Sr. Unsec’d. Notes	5.125	11/05/26	864	855,327
Sr. Unsec’d. Notes	5.800	03/05/27	4,975	4,948,471
Sr. Unsec’d. Notes	5.800	03/08/29	18,085	17,754,961
Sr. Unsec’d. Notes	5.850	05/17/27	12,495	12,434,730
Sr. Unsec’d. Notes	5.875	11/07/29	12,500	12,293,096
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	9,085,330
Sr. Unsec’d. Notes(a)	7.350	03/06/30	1,815	1,877,562
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	995	818,229
Sr. Unsec’d. Notes	6.250	10/02/43	5,906	5,570,594

See Notes to Financial Statements.

PGIM Total Return Bond Fund 127

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Co., (cont’d.)
Sr. Unsec’d. Notes	6.600%	04/01/36	7,295	$7,492,191
Sr. Unsec’d. Notes(a)	6.750	04/01/46	7,437	7,334,762
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,844,893
Gtd. Notes	4.000	10/06/26	7,785	7,691,299
Gtd. Notes	4.350	01/17/27	4,416	4,376,794
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	71,483,606
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,539,565
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,314,839
Sr. Unsec’d. Notes	5.550	07/15/29	720	726,222
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,809,845
Sr. Unsec’d. Notes(a)	5.800	06/23/28	1,370	1,397,990
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	3,914,494
Sr. Unsec’d. Notes, 144A	5.350	03/19/29	7,175	7,234,123
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	4.050(cc)	10/24/25	1,980	1,968,844
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	1,490	1,475,734
Gtd. Notes, 144A(a)	5.250	03/22/29	27,730	27,801,191

				346,217,054

Auto Parts & Equipment 0.2%

American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.500	04/01/27	17,897	17,481,991
Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	6.875(ff)	12/15/54	4,965	4,641,342
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,150	2,179,563
Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	50	49,550
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,893,381
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	69,143	65,933,735

				94,179,562

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 8.8%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.552%(ff)	03/14/28	40,600	$41,217,668
Sub. Notes	2.749	12/03/30	6,400	5,607,319
Bank of America Corp.,
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	5,595	5,538,945
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	236,116,454
Sr. Unsec’d. Notes, GMTN(a)	3.593(ff)	07/21/28	77,865	76,403,236
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	41,872,372
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,485,635
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	198,988,657
Sr. Unsec’d. Notes, MTN(a)	2.972(ff)	02/04/33	26,185	23,024,994
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	42,731,438
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,501,085
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	16,698,918
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,022,908
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	35,822,274
Sub. Notes, MTN	4.450	03/03/26	45,640	45,606,374
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	6,000	5,354,501
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,136,741
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	3,745	3,247,303
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	22,690	22,627,984
Sr. Unsec’d. Notes	5.335(ff)	09/10/35	4,100	3,956,158
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,888,030
Sr. Unsec’d. Notes	5.785(ff)	02/25/36	6,035	6,021,600
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	4,130	4,602,368
Sub. Notes	4.836	05/09/28	7,715	7,694,092
Sub. Notes	5.088(ff)	06/20/30	28,394	28,069,905
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	30,126,822
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	17,525,320
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	18,692,977
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	23,968,694
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	15,150	13,218,648
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,422,153
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	25,960,213
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,685,947
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652(ff)	10/06/26	30,045	29,624,676
Sr. Non-Preferred Notes, 144A, MTN	3.500	10/23/27	4,330	4,209,657

See Notes to Financial Statements.

PGIM Total Return Bond Fund 129

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BPCE SA (France), (cont’d.)
Sr. Preferred Notes, 144A, MTN(a)	3.250%	01/11/28	6,850	$6,644,866
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,014,163
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A(a)	6.840(ff)	09/13/34	18,150	19,706,952
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,388,509
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	67,510	70,118,640
Citigroup, Inc.,
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	30,739,178
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	25,552,386
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	177,682,384
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	53,586	36,953,248
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	20,358,983
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	44,565,983
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,566,289
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,373,749
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	21,028,540
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	58,686,538
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,681,941
Sr. Unsec’d. Notes(a)	4.542(ff)	09/19/30	21,090	20,878,138
Sub. Notes	4.400	06/10/25	22,485	22,447,494
Sub. Notes	4.450	09/29/27	470	468,612
Sub. Notes	4.750	05/18/46	42,640	35,366,072
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	24,890,556
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	19,955	19,928,029
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,268,633
Sr. Non-Preferred Notes, 144A	5.705(ff)	03/01/30	43,015	44,373,788
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	26,969,011
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	2,985	2,870,989
Sr. Non-Preferred Notes(a)	4.999(ff)	09/11/30	49,377	49,429,710
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	7,070	7,148,950
Sr. Non-Preferred Notes(a)	5.706(ff)	02/08/28	12,325	12,510,841
Sr. Non-Preferred Notes(a)	7.146(ff)	07/13/27	8,015	8,216,260
Sub. Notes	3.729(ff)	01/14/32	15,400	13,812,420

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Discover Bank,
Sr. Unsec’d. Notes	3.450%	07/27/26	6,525	$6,421,330
Sr. Unsec’d. Notes	4.250	03/13/26	675	672,638
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	4,951,519
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U(a)	3.650(ff)	08/10/26(oo)	5,965	5,693,237
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,569,413
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	41,260,225
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	47,866,544
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	80,105,001
Sr. Unsec’d. Notes(a)	3.750	02/25/26	31,393	31,242,654
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,478,558
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	41,105,769
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,904,151
Sr. Unsec’d. Notes, MTN(a)	4.800	07/08/44	12,700	11,103,911
Sub. Notes	6.750	10/01/37	216	232,179
Hamburg Commercial Bank AG (Germany),
Sub. Notes, EMTN, SOFR + 0.667%	5.036(c)	03/21/31	40,000	38,064,807
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,787,746
Sr. Unsec’d. Notes	5.887(ff)	08/14/27	1,625	1,649,100
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	26,451,690
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,934,192
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	14,870	15,911,590
Sr. Preferred Notes, 144A	7.800	11/28/53	1,820	2,074,426
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	7.118(c)	08/01/25(oo)	30,100	30,095,577
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.033(c)	07/01/25(oo)	89,955	89,771,128
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	27,947,010
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	115,410	99,081,333
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	57,197,391
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	91,668,186
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	19,240	17,050,082
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	118,331,860
Sr. Unsec’d. Notes	3.300	04/01/26	15,205	15,061,919
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	88,125,967
Sr. Unsec’d. Notes(a)	3.960(ff)	01/29/27	7,250	7,226,246

See Notes to Financial Statements.

PGIM Total Return Bond Fund 131

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.964%(ff)	11/15/48	7,285	$5,689,444
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,981,511
Sr. Unsec’d. Notes(a)	4.565(ff)	06/14/30	14,310	14,296,729
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,614,695
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,876,221
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,355,554
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	13,917	12,633,322
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,426,483
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	3.170	09/11/27	9,800	9,533,177
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	55,769,318
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	118,373,627
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,187,225
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,447,128
Sr. Unsec’d. Notes, GMTN(a)	5.597(ff)	03/24/51	6,481	6,280,033
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	58,918,047
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	74,196,275
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	29,875	18,061,333
Sr. Unsec’d. Notes, MTN(a)	3.125	07/27/26	49,095	48,395,856
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	28,563,875
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,143,968
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,301,873
Sub. Notes, MTN	3.950	04/23/27	16,325	16,188,117
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	874	859,885
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,181,535
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	3.450	04/23/29	5,895	5,697,212
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	31,264,525
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875	02/23/28	10,500	11,083,329
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	46,802,945

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

State Street Corp.,
Jr. Sub. Notes, Series I(a)	6.700%(ff)	03/15/29(oo)	15,415	$15,458,737
Jr. Sub. Notes, Series J(a)	6.700(ff)	09/15/29(oo)	24,000	24,130,393
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	09/01/25(oo)	34,643	34,080,112
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	555	558,799
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,559,531
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,572,936
Sub. Notes, MTN	3.875	03/19/29	7,090	6,852,075
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	2,155	2,223,796
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,064,792
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,771,375
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,343,542
Sr. Unsec’d. Notes, 144A	2.746(ff)	02/11/33	22,794	19,467,257
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	13,203,663
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,559,320
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,558,353
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,431,681
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,509,789
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	28,415	28,151,619
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	47,611,901
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	189,245	171,224,496
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	51,464,109
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	41,995	37,735,499
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	40,933	40,375,594

				4,338,383,908

Beverages 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(h)	4.700	02/01/36	52,960	51,214,920
Gtd. Notes	4.900	02/01/46	31,653	28,626,331
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48	2,330	1,946,896

See Notes to Financial Statements.

PGIM Total Return Bond Fund 133

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)

Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
Gtd. Notes	8.000%	11/15/39		1,880	$2,346,191
Gtd. Notes	8.200	01/15/39		445	564,518

					84,698,856

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	17,521,721
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	20,484,014
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	5.650	12/01/41		1,200	1,200,659

					39,206,394

Building Materials 0.1%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28		1,900	1,646,449
CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25		2,250	2,260,958
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	750	844,327
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,268,289
Sr. Unsec’d. Notes	4.300	07/15/47		19,585	15,444,795
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		16,435	16,545,323
Sr. Unsec’d. Notes, 144A(a)	6.750	03/01/33		8,575	8,607,727
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		3,709	3,621,801
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31		15,125	13,367,024
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	46,584
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		1,325	1,297,310

					66,950,587

Chemicals 0.5%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43		11,140	11,570,012

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500%	01/10/28	2,600	$2,330,900
Gtd. Notes, 144A	4.500	01/10/28	15,682	14,058,913
Gtd. Notes, 144A	4.500	01/31/30	11,857	9,837,753
Gtd. Notes, 144A	8.500	01/12/31	47,933	45,809,568
Celanese US Holdings LLC,
Gtd. Notes(a)	6.600	11/15/28	4,475	4,520,477
Gtd. Notes	6.800	11/15/30	4,375	4,372,258
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	8,565	7,304,722
Gtd. Notes	5.375	03/15/44	2,751	2,472,332
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	75	59,060
Sr. Unsec’d. Notes	4.800	05/15/49	10,718	8,523,175
Sr. Unsec’d. Notes	5.250	11/15/41	2,101	1,866,716
Sr. Unsec’d. Notes	5.550	11/30/48	504	449,881
Sr. Unsec’d. Notes	6.900	05/15/53	650	680,193
Sr. Unsec’d. Notes	9.400	05/15/39	125	159,414
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	21,220	21,434,842
Sr. Unsec’d. Notes	5.419	11/15/48	1,960	1,913,650
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	12,925	9,285,114
Sr. Unsec’d. Notes(a)	5.650	05/18/33	1,600	1,544,898
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	3,915	3,228,273
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	14,600	10,482,193
Gtd. Notes(a)	3.625	04/01/51	8,825	5,699,647
Gtd. Notes	4.200	10/15/49	770	551,610
Gtd. Notes	4.200	05/01/50	8,090	5,810,243
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43	3,376	3,205,157
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,190	3,186,012
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	2,984,183
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,293,102
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31	4,572	4,026,503

See Notes to Financial Statements.

PGIM Total Return Bond Fund 135

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

OCP SA (Morocco), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		28,050	$28,272,997
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500	09/27/28		7,510	6,929,852
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,235,329

					231,098,979

Commercial Services 0.7%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,714	1,691,240
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		27,875	26,190,883
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		21,390	20,480,925
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	14,258,925
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		2,656	2,381,767
Gtd. Notes, 144A	4.625	10/01/27		11,055	10,580,761
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29		1,445	1,436,821
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	1,001,836
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	24,723,806
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,697,094
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,386,723
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		17,942	16,716,557
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	25,805,292
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,179,860
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,232,136
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,461,320
Gtd. Notes, 144A(a)	5.000	02/15/29		5,902	6,000,292

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	6.700%	06/01/34	1,840	$2,037,775
Gtd. Notes, 144A(a)	7.000	10/15/37	4,090	4,653,080
Global Payments, Inc.,
Sr. Unsec’d. Notes(a)	4.950	08/15/27	10,005	10,050,262
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60	8,040	4,576,152
Leland Stanford Junior University (The),
Unsec’d. Notes	3.647	05/01/48	5,345	4,094,996
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	18,113	12,343,672
Unsec’d. Notes	4.678	07/01/2114	3,000	2,474,946
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50	8,950	5,333,917
Unsec’d. Notes	3.150	07/15/46	9,930	7,031,438
Unsec’d. Notes	3.300	07/15/56	5,630	3,826,755
Unsec’d. Notes	3.619	10/01/37	3,710	3,206,901
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020	2.516	07/01/50	6,310	3,864,133
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	1,065	687,482
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	5,275	4,689,139
Gtd. Notes	3.875	02/15/31	1,200	1,097,359
Gtd. Notes(a)	4.875	01/15/28	64,805	63,850,461
Gtd. Notes(a)	5.250	01/15/30	6,492	6,412,987
University of Chicago (The),
Unsec’d. Notes, Series 20B	2.761	04/01/45	6,560	4,983,474
University of Southern California,
Sr. Unsec’d. Notes, Series A(a)	3.226	10/01/2120	5,210	2,960,105
Unsec’d. Notes, Series 2017	3.841	10/01/47	9,375	7,390,102

				345,791,374

Computers 0.1%

Accenture Capital, Inc.,
Gtd. Notes	4.250	10/04/31	13,380	13,234,395

See Notes to Financial Statements.

PGIM Total Return Bond Fund 137

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Leidos, Inc.,
Gtd. Notes	2.300%	02/15/31	20,140	$17,393,905
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,758	11,584,563

				42,212,863

Cosmetics/Personal Care 0.0%

Gillette Co. (The),
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + (0.038)%	4.249(c)	04/02/43	6,519	6,411,089

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	57,850	57,647,549

Diversified Financial Services 0.8%

Aircraft Finance Co. Ltd. (China),
Sr. Sec’d. Notes, Series B	4.100	03/29/26	509	503,116
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	43,775	43,384,658
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	37,660	39,676,171
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39	1,200	1,243,584
Gtd. Notes, 144A	5.600	11/25/39	2,195	2,274,723
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H(a)	4.000(ff)	12/01/30(oo)	28,365	24,747,544
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/25(d)	196,471	174,859,216
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	39,020	31,955,226
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	2,725	2,725,588
Gtd. Notes, 144A	5.500	08/15/28	12,330	12,244,549
Gtd. Notes, 144A	6.000	01/15/27	15,935	15,951,588
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34	4,510	4,633,734
OneMain Finance Corp.,
Gtd. Notes(a)	3.875	09/15/28	10,325	9,554,277

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.625%	05/15/29		2,005	$2,012,947
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		26,225	24,504,778
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,350,085
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates	1.923(s)	06/02/25		258	257,273
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,258,564
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,589,023

					398,726,644

Electric 2.5%

AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,275,358
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,154,231
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,341,411
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,234,416
Appalachian Power Co.,
Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,625,381
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.800	06/01/29		21,920	21,221,298
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		12,519	11,000,189
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		4,500	4,400,389
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		16,692	16,127,074
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		29,265	28,168,473
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		37,291	36,904,360
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48		6,685	5,152,808
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30		26,025	24,070,898
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		4,415	4,248,925
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		23,485	22,021,006

See Notes to Financial Statements.

PGIM Total Return Bond Fund 139

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688%	05/15/29	5,000	$4,801,000
Gtd. Notes, 144A	4.688	05/15/29	45,602	43,787,040
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,017,549
First Mortgage	4.350	11/15/45	2,780	2,287,312
First Mortgage	6.450	01/15/38	690	757,156
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	5,805,874
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56	2,920	2,258,392
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C(a)	3.375	04/01/30	665	625,334
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,563,557
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	37,340	36,544,559
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,143,132
First Mortgage	4.250	12/15/41	6,000	5,087,531
First Mortgage(a)	4.950	01/15/33	19,765	19,873,713
First Ref. Mortgage	3.750	06/01/45	3,045	2,317,111
First Ref. Mortgage	4.000	09/30/42	1,025	830,861
First Ref. Mortgage	6.000	01/15/38	3,675	3,871,125
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,193,207
Duke Energy Progress LLC,
First Mortgage	4.100	03/15/43	2,410	1,962,445
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	772,747
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,959	4,881,213
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	14,994,166
Gtd. Notes, 144A	3.500	04/06/28	13,415	13,026,909
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,634,305
Collateral Trust	3.250	04/01/28	5,000	4,866,853
Collateral Trust	4.200	09/01/48	29,046	22,860,986
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	22,487	22,121,586
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	22,062	21,703,493

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	8.450%	08/10/28	3,827	$3,870,054
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	40,406	40,860,568
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	777,087
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,654,264
First Mortgage	3.950	03/01/48	8,210	6,451,460
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,257,866
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	25,063,346
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	957,585
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	50	51,618
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	149,850
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	304	313,840
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,632,584
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,501,064
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	9,859,546
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,000	35,825,017
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	25,809
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	15	16,306
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,229,524
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	6,350	6,055,413
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	25,603,967
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42	1,383	1,313,588
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	1,865	1,497,637
Nevada Power Co.,
General Ref. Mortgage	5.375	09/15/40	500	492,539
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	4.800(ff)	12/01/77	12,235	11,544,892
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,863,754

See Notes to Financial Statements.

PGIM Total Return Bond Fund 141

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.375%	02/15/29		875	$811,968
Gtd. Notes, 144A(a)	3.625	02/15/31		9,900	8,891,191
Gtd. Notes, 144A(a)	3.875	02/15/32		8,600	7,704,385
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,468,988
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		8,650	9,469,381
Oglethorpe Power Corp.,
First Mortgage	4.500	04/01/47		8,000	6,451,179
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40		1,970	1,421,149
First Mortgage	3.950	12/01/47		30,960	21,826,258
First Mortgage	4.000	12/01/46		785	560,499
First Mortgage	4.500	07/01/40		32,080	26,636,383
First Mortgage	4.750	02/15/44		5,535	4,524,002
First Mortgage	4.950	07/01/50		16,368	13,283,449
First Mortgage	5.900	06/15/32		7,000	7,097,448
First Mortgage	6.400	06/15/33		10,600	10,969,211
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,315,893
First Mortgage	3.300	03/15/51		4,510	2,907,391
First Mortgage	3.350	07/01/25		9,960	9,928,303
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,294,231
First Ref. Mortgage	4.800	10/15/43		6,449	5,752,921
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	10,695,284
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,923,923
PPL Electric Utilities Corp.,
First Mortgage	4.150	06/15/48		8,855	7,127,609
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48		2,945	2,255,757
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,550,484
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	8,930,663
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,114,669
Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100	06/01/27		17,545	17,188,934

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

San Diego Gas & Electric Co.,
First Mortgage	5.350%	05/15/40	9,512	$9,221,611
First Mortgage, Series RRR	3.750	06/01/47	1,665	1,209,520
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2	5.112	12/14/49	1,100	997,868
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28	7,758	7,535,011
Sr. Unsec’d. Notes	3.800	02/01/38	5,485	4,435,549
Sr. Unsec’d. Notes(a)	4.000	02/01/48	8,300	6,030,270
Southern Power Co.,
Sr. Unsec’d. Notes	5.150	09/15/41	725	672,117
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	5.200	09/15/34	24,470	24,412,577
Union Electric Co.,
Sr. Sec’d. Notes	2.950	06/15/27	6,045	5,904,935
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	6.350	11/30/37	6,000	6,429,682
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25,875	26,147,053
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	94,467,582
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	18,275	19,278,943
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	26,000	25,012,745
Gtd. Notes, 144A(a)	5.000	07/31/27	33,211	32,928,907
Gtd. Notes, 144A	5.500	09/01/26	400	398,681
Gtd. Notes, 144A	5.625	02/15/27	11,464	11,453,407
Gtd. Notes, 144A(a)	6.875	04/15/32	2,095	2,171,600
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,768,259

				1,217,982,421

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	6.375	03/15/29	9,075	9,207,396
Gtd. Notes, 144A	6.625	03/15/32	6,770	6,913,683
Gtd. Notes, 144A	7.250	06/15/28	3,595	3,641,874

				19,762,953

See Notes to Financial Statements.

PGIM Total Return Bond Fund 143

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.0%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes(a)	1.750%	08/09/26	20,000	$19,107,049

Engineering & Construction 0.2%

GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,163,389
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26	1,000	980,250
Sr. Sec’d. Notes	5.500	07/31/47	13,000	10,163,530
Sr. Sec’d. Notes, 144A	3.875	04/30/28	17,976	17,093,378
Sr. Sec’d. Notes, 144A	4.250	10/31/26	16,218	15,897,695
Sr. Sec’d. Notes, 144A	5.500	10/31/46	3,377	2,657,277
Sr. Sec’d. Notes, 144A	5.500	07/31/47	68,904	53,869,836

				102,825,355

Entertainment 0.2%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	14,595	13,488,585
Sr. Sec’d. Notes, 144A	7.000	02/15/30	2,650	2,715,349
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	500	488,850
Sr. Sec’d. Notes, 144A	6.250	01/15/27	5,650	5,678,250
Warnermedia Holdings, Inc.,
Gtd. Notes(a)	5.050	03/15/42	43,285	32,573,311
Gtd. Notes	5.141	03/15/52	54,675	37,528,962
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33	5,530	5,350,610
Gtd. Notes, 144A(a)	7.125	02/15/31	1,200	1,238,618

				99,062,535

Foods 0.8%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29	17,470	18,986,117
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27	3,935	3,893,399
Gtd. Notes, 144A(a)	6.500	02/15/28	5,050	5,131,330

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

B&G Foods, Inc.,
Gtd. Notes	5.250%	09/15/27		12,428	$11,669,682
Sr. Sec’d. Notes, 144A	8.000	09/15/28		2,850	2,826,713
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	78,105	96,795,869
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	83,614,897
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27		3,835	3,787,063
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		600	554,180
Gtd. Notes	5.125	02/01/28		12,454	12,611,201
Gtd. Notes	6.750	03/15/34		82,482	89,484,804
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		12,845	12,647,584
Gtd. Notes	4.625	10/01/39		4,231	3,791,150
Gtd. Notes	5.000	06/04/42		2,237	2,016,369
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		6,325	5,805,333
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		8,185	7,055,899
Sr. Unsec’d. Notes, 144A	5.700	05/01/55		6,575	6,477,543
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		4,000	3,552,088
Gtd. Notes(a)	4.250	04/15/31		4,375	4,139,263
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30		1,025	968,077
Gtd. Notes, 144A	6.375	03/01/33		4,905	4,860,139
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,420	1,292,281
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		8,931	7,930,567

					389,891,548

Forest Products & Paper 0.0%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		3,697	3,756,784

See Notes to Financial Statements.

PGIM Total Return Bond Fund 145

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.750%	05/20/27		7,284	$6,956,239
Sr. Unsec’d. Notes	5.875	08/20/26		9,250	9,140,562
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,138,875
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,658,971
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,351,709
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,658,259
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	7,380,781
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,027,747
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	2,234,928
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33		6,804	6,984,094
Sr. Sec’d. Notes, 144A	7.750	05/01/35		7,598	7,802,215

					74,334,380

Healthcare-Products 0.2%

DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	13,421	11,153,896
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		39,337	36,694,535
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	17,950,181
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	39,644,992

					105,443,604

Healthcare-Services 1.4%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,097,999
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,409,620
Unsec’d. Notes, Series 2020(a)	2.211	06/15/30		14,025	12,599,707
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	15,343,017

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Aetna, Inc.,
Sr. Unsec’d. Notes	4.500%	05/15/42	4,540	$3,710,556
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	5,715,383
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46	2,565	2,034,442
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	27,342,842
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	3,671,617
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	10,917,112
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	2,035	2,001,703
Gtd. Notes	4.375	10/15/28	31,225	31,158,376
Gtd. Notes	4.500	02/25/26	3,916	3,912,062
Cleveland Clinic Foundation (The),
Unsec’d. Notes	4.858	01/01/2114	2,815	2,350,790
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	307,565
Gtd. Notes, 144A(a)	4.625	06/01/30	5,545	5,156,916
Gtd. Notes, 144A(a)	6.875	09/01/32	9,425	9,511,459
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,921,758
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,791,270
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,436,330
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	27,670,460
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	6,403	6,419,283
Gtd. Notes	7.500	11/06/33	20,412	23,004,609
Gtd. Notes, MTN	7.750	07/15/36	20,300	23,332,094
Humana, Inc.,
Sr. Unsec’d. Notes	2.150	02/03/32	20,000	16,458,786
Sr. Unsec’d. Notes	5.375	04/15/31	31,487	31,923,229
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48	10,475	8,244,745
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,336,709
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	14,554,130
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,550	1,392,784

See Notes to Financial Statements.

PGIM Total Return Bond Fund 147

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128%	11/15/52	8,312	$6,644,463
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	19,403,269
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,337,801
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	2,660	2,161,154
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,094,166
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	5,839,570
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	6,792,493
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	8,877,052
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,126,361
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,206,734
Sr. Unsec’d. Notes(a)	5.000	12/15/34	14,710	14,537,636
Select Medical Corp.,
Gtd. Notes, 144A(a)	6.250	12/01/32	4,370	4,339,487
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,202,960
Sr. Sec’d. Notes	4.375	01/15/30	18,829	17,853,618
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,476,129
Sr. Sec’d. Notes(a)	5.125	11/01/27	1,105	1,096,094
Sr. Unsec’d. Notes(a)	6.875	11/15/31	14,600	14,994,427
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,189,196
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,666,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,247,532
Sr. Unsec’d. Notes	2.750	05/15/40	18,130	12,918,483
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	44,632,226
Sr. Unsec’d. Notes	3.875	08/15/59	8,556	5,964,960
Sr. Unsec’d. Notes	4.200	05/15/32	13,000	12,499,510
Sr. Unsec’d. Notes	4.375	03/15/42	615	526,346
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,177,185
Sr. Unsec’d. Notes	4.750	05/15/52	34,401	29,013,583

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.050%	04/15/53	2,800	$2,478,027
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	40,597,468
Sr. Unsec’d. Notes	5.500	04/15/64	30,370	28,128,339
Sr. Unsec’d. Notes	5.700	10/15/40	185	184,661
Sr. Unsec’d. Notes	5.800	03/15/36	669	697,498
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,342,031

				686,974,562

Holding Companies-Diversified 0.2%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	89,338	85,629,157

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,335,522
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,629,261
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	48,666
Gtd. Notes(a)	7.250	10/15/29	1,350	1,311,942
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	1,000	870,550
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,495,308
Sr. Unsec’d. Notes, 144A(a)	5.000	06/15/29	6,025	5,362,190
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	4,356	4,356,157
KB Home,
Gtd. Notes(a)	4.000	06/15/31	3,200	2,892,057
Gtd. Notes	4.800	11/15/29	50	48,275
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	50	50,152
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	45,788

See Notes to Financial Statements.

PGIM Total Return Bond Fund 149

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750%	01/15/28		6,683	$6,688,883
Gtd. Notes, 144A	5.875	06/15/27		8,150	8,194,563

					37,329,314

Household Products/Wares 0.0%

Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875	03/15/31		4,657	3,832,471

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		6,035	5,497,054
Sr. Unsec’d. Notes(a)	6.625	05/15/32		3,560	3,193,772
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375	02/01/32		1,800	1,574,543
Gtd. Notes(a)	5.250	12/15/26		52	51,623
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	1,923,160

					12,240,152

Insurance 0.5%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	33,076,165
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	5,777,376
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,056,717
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	5,982,197
Gtd. Notes	4.300	05/15/43		4,365	3,832,400
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	16,181,408
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,968,010
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50		27,295	18,047,003
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.350	03/22/54		38,720	38,926,440

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes	4.300%	04/15/43	480	$404,640
Sr. Unsec’d. Notes	5.950	10/15/36	755	784,426
Sr. Unsec’d. Notes	6.100	10/01/41	995	1,010,235
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	26,250	17,342,704
Gtd. Notes, 144A	3.951	10/15/50	13,748	9,796,092
Gtd. Notes, 144A	4.569	02/01/29	1,675	1,666,765
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30	10,985	10,199,807
Sr. Unsec’d. Notes	5.852	03/15/34	1,790	1,819,993
Sr. Unsec’d. Notes	6.300	10/09/37	3,930	4,034,650
Sr. Unsec’d. Notes	7.000	06/15/40	5,490	6,052,670
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	300	264,103
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	6,599,103
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	12,097,119
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	7,190	5,929,931
Gtd. Notes	4.350	05/15/43	760	643,072
Gtd. Notes	4.625	09/15/42	275	241,943
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34	525	582,023
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	14,759,221
Sub. Notes, 144A	6.850	12/16/39	325	367,009

				230,443,222

Internet 0.2%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	400	378,000
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,264
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	3,762	3,753,086
Uber Technologies, Inc.,
Sr. Unsec’d. Notes(a)	4.800	09/15/34	94,795	91,983,193

				96,299,543

See Notes to Financial Statements.

PGIM Total Return Bond Fund 151

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	01/31/29	40	$40,251
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	12,710	12,316,141
Gtd. Notes, 144A(a)	7.375	05/01/33	9,245	8,685,213
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	2,000	1,945,260
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	1,500	1,425,180

				24,412,045

Leisure Time 0.1%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	11,955	11,873,945
Gtd. Notes, 144A	5.750	03/15/30	11,630	11,499,162
Gtd. Notes, 144A(a)	6.000	05/01/29	3,979	3,944,184
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,263	2,252,070
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	10,285	10,002,163
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	3,000	3,002,250
Sr. Unsec’d. Notes, 144A(a)	5.625	09/30/31	3,130	3,108,481
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	11,572	11,543,070

				57,225,325

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	4,000	3,541,075
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,089,243
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,159,292
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	37,134,040
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	495,777
Gtd. Notes(a)	4.750	10/15/28	7,900	7,612,797
Gtd. Notes	5.500	04/15/27	9,882	9,855,213
Gtd. Notes(a)	6.125	09/15/29	16,695	16,631,272

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.400%	08/08/28		3,263	$3,210,139
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27		13,502	13,370,373
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		7,567	7,526,819
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		500	475,970

					117,102,010

Machinery-Diversified 0.3%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27		2,140	2,158,992
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		5,375	5,586,301
CNH Industrial Capital LLC,
Gtd. Notes(a)	5.100	04/20/29		6,300	6,382,930
Gtd. Notes	5.500	01/12/29		2,130	2,186,939
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		11,660	11,514,974
Nordson Corp.,
Sr. Unsec’d. Notes	4.500	12/15/29		17,995	17,844,721
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28		39,875	40,942,555
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	49,081,859
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26		5,000	4,924,532
Gtd. Notes	4.700	09/15/28		11,817	11,856,125

					152,479,928

Media 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		8,925	8,433,772
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		2,775	2,735,939
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		8,332	8,158,449
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		14,056	14,040,700

See Notes to Financial Statements.

PGIM Total Return Bond Fund 153

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700%	04/01/51		36,685	$22,717,839
Sr. Sec’d. Notes	5.125	07/01/49		40,050	31,316,448
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,476,830
Sr. Sec’d. Notes	5.375	05/01/47		18,064	14,644,218
Sr. Sec’d. Notes	5.750	04/01/48		8,123	6,938,110
Sr. Sec’d. Notes	6.484	10/23/45		8,186	7,629,764
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		16	12,141
Gtd. Notes	4.250	10/15/30		21,595	21,360,512
Cox Communications, Inc.,
Gtd. Notes, 144A(a)	5.450	09/01/34		48,652	47,789,149
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		1,804	1,572,734
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	15,268,734
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		6,510	4,348,402
Gtd. Notes, 144A	4.125	12/01/30		6,275	4,298,696
Gtd. Notes, 144A	4.500	11/15/31		2,500	1,700,488
Gtd. Notes, 144A	5.375	02/01/28		208	181,744
Gtd. Notes, 144A	5.500	04/15/27		6,800	6,320,791
Gtd. Notes, 144A	6.500	02/01/29		700	572,266
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		8,450	3,908,952
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	5,766,370
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		6,465	4,741,652
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	10,598,842
Gtd. Notes	7.375	07/01/28		1,345	908,848
Gtd. Notes	7.750	07/01/26		43,472	37,873,588
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		32,376	34,014,032
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,636,629
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,096,432
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	13,533,089
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	16,020,618

					365,616,778

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.2%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500%	10/01/31	11,177	$12,272,178
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes, Series A	5.800	11/15/34	7,300	7,564,819
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	14,510	14,428,004
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A(a)	6.750	03/31/33	6,290	6,183,070
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	5,841	5,760,686
Gtd. Notes, 144A	8.000	03/01/33	4,800	4,758,000
Gtd. Notes, 144A(a)	8.625	06/01/31	5,600	5,682,250
Sec’d. Notes, 144A	9.375	03/01/29	22,555	23,710,944
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	10,370	10,235,190
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33	9,209	9,673,108
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.875	04/01/32	1,075	1,099,187
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	2,500	2,539,294
Novelis Corp.,
Gtd. Notes, 144A(a)	6.875	01/30/30	10,375	10,526,304

				114,433,034

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	327,751
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	1,300	1,291,595

				1,619,346

Multi-National 0.2%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	4,843	4,975,795
Sr. Unsec’d. Notes	6.000	04/26/27	2,000	2,070,563

See Notes to Financial Statements.

PGIM Total Return Bond Fund 155

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)

European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap 2.590%, Floor N/A)	2.590%(c)	12/29/26	3,500	$3,424,334
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,052,058
Unsec’d. Notes	6.950	08/01/26	1,938	1,990,597
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,854,206
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,365,216
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	4,099,161
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,668,110
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,041,050
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	583,824
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	197,439
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	22,636,046

				75,958,399

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,517,003
Gtd. Notes	3.250	02/15/29	50	46,584
Gtd. Notes	5.100	03/01/30	1,146	1,145,692

				15,709,279

Oil & Gas 1.6%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,581,245
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,765	12,978,376
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	12,010	11,181,228
Sr. Unsec’d. Notes, 144A	5.125	10/01/34	17,100	15,989,924
Sr. Unsec’d. Notes, 144A(a)	5.600	06/13/28	8,500	8,660,132
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	37,300	37,398,159
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	15,981	18,732,010
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,257,505

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	12/31/28		9,575	$9,671,791
BP Capital Markets PLC,
Gtd. Notes(a)	6.450(ff)	12/01/33(oo)		21,295	21,178,734
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37		11,044	10,373,151
Sr. Unsec’d. Notes	5.400	06/15/47		8,720	7,420,914
Sr. Unsec’d. Notes	6.750	11/15/39		3,008	3,162,730
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26		239	237,937
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		9,200	9,038,431
Gtd. Notes, 144A	8.625	11/01/30		2,850	2,753,034
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42		10,544	8,356,901
Sr. Unsec’d. Notes	5.250	10/15/27		113	113,198
Sr. Unsec’d. Notes	5.600	07/15/41		4,047	3,568,230
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26		51,435	50,554,555
Gtd. Notes	5.400	04/18/34		22,885	22,371,302
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		11,365	9,239,745
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	25,600,530
Sr. Unsec’d. Notes	7.750	02/01/32		32,880	31,359,300
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	31,822,312
Sr. Unsec’d. Notes	8.875	01/13/33		18,888	18,899,522
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	126,787
Equinor ASA (Norway),
Gtd. Notes(a)	3.700	04/06/50		20,155	14,730,052
Gtd. Notes	4.250	11/23/41		9,026	7,694,549
Expand Energy Corp.,
Gtd. Notes(a)	4.750	02/01/32		2,000	1,877,353
Gtd. Notes	5.375	02/01/29		1,000	996,789
Gtd. Notes, 144A	5.875	02/01/29		4,900	4,887,022
Exxon Mobil Corp.,
Sr. Unsec’d. Notes(a)	3.452	04/15/51		11,165	7,810,846
Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,329,645
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,633,876

See Notes to Financial Statements.

PGIM Total Return Bond Fund 157

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, EMTN	1.500%	02/17/27(d)	EUR	1,367	$1,165,326
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,671,856
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/30		11,855	10,833,415
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	2,871,089
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,185,898
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32		19,100	16,638,114
Sr. Unsec’d. Notes, 144A(a)	8.375	11/01/33		2,183	2,077,963
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,965,440
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29		1,350	1,292,625
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030	09/30/29		8,189	8,066,351
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		10,532	10,264,324
Sr. Unsec’d. Notes	7.500	05/01/31		43	46,108
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,735,827
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		2,520	2,506,997
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	1,986,910
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	11,922,884
Gtd. Notes	6.625	01/16/34	GBP	27,600	35,913,533
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		5,513	5,086,294
Gtd. Notes	6.500	03/13/27		58,509	57,069,679
Gtd. Notes	6.500	01/23/29		16,725	15,470,625
Gtd. Notes	6.625	06/15/35		2,920	2,244,458
Gtd. Notes	6.700	02/16/32		9,449	8,092,124
Gtd. Notes	6.840	01/23/30		24,478	21,795,211
Gtd. Notes	9.500	09/15/27		1,590	1,644,855
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,600	1,674,352
Gtd. Notes, EMTN	4.875	02/21/28	EUR	41,240	43,682,016
Gtd. Notes, MTN	8.750	06/02/29		2,101	2,061,921

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Phillips 66,
Gtd. Notes	2.150%	12/15/30		2,150	$1,876,293
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,627,795
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes	12.000	06/30/27	EUR	664	777,863
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,219,600
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33		4,600	4,849,970
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,864	1,730,025
Gtd. Notes, 144A	8.250	05/15/29		2,365	1,906,166
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		17,688	18,627,599
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		4,662	5,102,854

					759,994,134

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		2,775	2,666,543

Packaging & Containers 0.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		622	12,839
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	3,100	3,099,282
Sr. Sec’d. Notes, 144A	4.125	08/15/26		300	264,000
Ball Corp.,
Gtd. Notes	6.000	06/15/29		12,025	12,273,897
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/32		10,850	11,099,735

See Notes to Financial Statements.

PGIM Total Return Bond Fund 159

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125%	08/15/28	120	$117,228
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	375	374,415

				27,241,396

Pharmaceuticals 0.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	14,379,375
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	28,463,709
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	19,801,874
Sr. Unsec’d. Notes	4.550	03/15/35	38,439	36,989,424
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	38,650,297
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,201,049
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	8,902,623
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,000	894,846
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	2,050	1,563,125
Gtd. Notes, 144A	5.000	02/15/29	1,000	630,000
Gtd. Notes, 144A	5.250	01/30/30	21,122	12,303,565
Gtd. Notes, 144A	5.250	02/15/31	20,329	10,977,660
Gtd. Notes, 144A	6.250	02/15/29	18,020	11,803,100
Gtd. Notes, 144A	7.000	01/15/28	2,750	2,248,125
Sr. Sec’d. Notes, 144A	4.875	06/01/28	15,450	12,547,717
Sr. Sec’d. Notes, 144A	11.000	09/30/28	2,650	2,492,060
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	20,932,894
Sr. Unsec’d. Notes	4.300	03/25/28	406	403,110
Sr. Unsec’d. Notes	5.000	01/30/29	2,062	2,083,643
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,328,864
Sr. Unsec’d. Notes	5.300	12/05/43	7,175	6,408,433
Sr. Unsec’d. Notes(a)	5.625	02/21/53	4,580	4,157,843
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	30,261,949
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	2,850	2,390,914
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	1,587	1,562,287

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950%	06/15/26	9,792	$9,654,864
Gtd. Notes	5.250	06/15/46	88,726	67,317,798

				361,351,148

Pipelines 1.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	6,275	6,126,731
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,221,522
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	50	49,411
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	8,794	8,729,357
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	19,146	20,015,983
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	47,668,751
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	50,437
Gtd. Notes	5.625	07/15/27	50	50,892
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,214,292
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	245	204,887
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	1,938,019
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	64,675,428
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	19,736,212
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,535,107
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,032,563
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,578,991
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,142,328
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,137,776
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,400,149
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,212,240
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	36,016,487
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	11,951,966
Sr. Unsec’d. Notes(a)	6.550	12/01/33	14,895	15,685,324

See Notes to Financial Statements.

PGIM Total Return Bond Fund 161

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Enterprise Products Operating LLC,
Gtd. Notes	3.200%	02/15/52	42,775	$27,452,108
Gtd. Notes	3.700	01/31/51	2,665	1,889,285
Gtd. Notes	4.200	01/31/50	12,270	9,474,037
Gtd. Notes	4.250	02/15/48	5,593	4,425,259
Gtd. Notes	4.900	05/15/46	18,296	16,212,168
Gtd. Notes	4.950	10/15/54	3,084	2,631,187
Gtd. Notes	5.100	02/15/45	8,450	7,692,385
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.571(c)	08/16/77	9,502	9,327,849
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,636,314
Gtd. Notes	5.000	03/01/43	1,958	1,693,705
Gtd. Notes	6.500	09/01/39	1,260	1,304,408
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	35,000	29,860,591
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	4.625	04/01/29	4,413	4,391,566
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,172,580
Sr. Unsec’d. Notes	2.650	08/15/30	10,000	8,948,262
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,402,626
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	13,565,013
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,253,898
Sr. Unsec’d. Notes	5.000	03/01/33	9,900	9,565,158
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,740,028
Sr. Unsec’d. Notes	5.500	06/01/34	5,000	4,911,001
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,076,855
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	1,000	1,059,527
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	33,592,107
Gtd. Notes	4.200	12/01/42	1,600	1,202,617
Gtd. Notes	4.200	03/15/45	2,830	2,103,500
Gtd. Notes	4.450	09/01/49	22,492	16,645,627
Gtd. Notes	4.550	07/15/28	2,790	2,787,691
Gtd. Notes	4.950	07/13/47	33,076	26,702,458
Gtd. Notes	5.050	11/01/34	28,311	26,889,034
Gtd. Notes	5.150	10/15/43	9,557	8,261,145
Gtd. Notes	5.200	07/15/48	1,290	1,087,121

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK, Inc., (cont’d.)
Gtd. Notes	5.650%	11/01/28	9,955	$10,263,530
Gtd. Notes	5.700	11/01/54	4,710	4,181,248
Gtd. Notes	6.000	06/15/35	4,200	4,223,123
Gtd. Notes	6.625	09/01/53	400	399,135
Gtd. Notes, 144A	6.500	09/01/30	32,345	34,264,935
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,785,382
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,179,841
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	2,425	2,421,601
Sr. Unsec’d. Notes, 144A(a)	4.800	05/15/30	3,015	2,824,553
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	3,970	4,040,034
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,246,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	5.500	01/15/28	12,867	12,535,191
Gtd. Notes, 144A(a)	6.000	03/01/27	1,173	1,156,465
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,839,789
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,510	5,584,869
Gtd. Notes	6.150	03/01/29	13,000	13,562,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	49,930
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,328	16,758,247
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	7,977,013
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,443,731
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	2,380	2,140,659
Sr. Sec’d. Notes, 144A	6.250	01/15/30	5,250	5,261,587
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	64,855	55,586,233
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	47,517
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,223,990
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,552,963

See Notes to Financial Statements.

PGIM Total Return Bond Fund 163

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750%	06/15/27		43,926	$43,267,771
Sr. Unsec’d. Notes	4.000	09/15/25		8,625	8,595,911
Sr. Unsec’d. Notes	4.850	03/01/48		3,274	2,737,388
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,035,216
Sr. Unsec’d. Notes	5.100	09/15/45		1,130	990,972
Sr. Unsec’d. Notes	5.150	03/15/34		54,459	53,389,146
Sr. Unsec’d. Notes	5.300	08/15/52		7,580	6,701,171
Sr. Unsec’d. Notes	6.300	04/15/40		1,930	2,004,930

					935,605,802

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		9,002	9,162,623
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,223,058
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,217,225
Gtd. Notes, 144A	5.375	08/01/28		500	482,297
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,415,205
Sinochem Offshore Capital Co. Ltd. (China),
Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,232,122

					31,732,530

Real Estate Investment Trusts (REITs) 0.6%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		9,640	7,517,346
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,245,047
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,440,432
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		11,278	8,739,316
Sr. Unsec’d. Notes	4.750	02/15/28		13,710	12,267,063
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29		12,461	12,452,217
Gtd. Notes	5.375	04/15/26		6,722	6,700,284

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Healthpeak OP LLC,
Gtd. Notes	3.500%	07/15/29	1,490	$1,416,265
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,752,476
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	36,393	33,126,105
Invitation Homes Operating Partnership LP,
Gtd. Notes(a)	4.875	02/01/35	1,000	950,781
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	900	599,756
Sr. Sec’d. Notes, 144A	8.500	02/15/32	1,225	1,247,537
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32	19,830	17,083,027
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	12,359	10,802,155
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(a)	10.500	02/15/28	56,289	59,779,072
Ventas Realty LP,
Gtd. Notes	3.850	04/01/27	31,660	31,324,412
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	25	23,586
Gtd. Notes, 144A	4.250	12/01/26	13,075	12,943,918
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	1,605	1,563,294
Gtd. Notes	2.750	01/15/31	2,250	2,037,567
Gtd. Notes	4.000	06/01/25	6,960	6,953,800
Gtd. Notes	4.250	04/01/26	14,095	14,048,698
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	5,790	5,049,629
Sr. Unsec’d. Notes	5.375	06/30/34	9,697	9,507,288

				287,571,071

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30	2,200	1,996,500
Sr. Sec’d. Notes, 144A	5.625	09/15/29	4,460	4,431,634
Sr. Sec’d. Notes, 144A	6.125	06/15/29	3,070	3,115,866

See Notes to Financial Statements.

PGIM Total Return Bond Fund 165

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	5.267%	02/12/34		7,193	$7,076,883
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		7,472	7,856,493
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		53,422	56,600,496
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		19,073	21,500,845
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	15,000	18,765,094
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	80,588,878
Sr. Sec’d. Notes, 144A	12.000	11/30/28		20,900	22,980,804
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		4,914	4,557,985
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.875	10/01/31		9,325	8,072,194
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		5,500	4,311,677
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		3,170	3,196,921

					245,052,270

Semiconductors 0.5%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	32,709,137
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	22,295,219
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	150,482,259
Intel Corp.,
Sr. Unsec’d. Notes(a)	5.600	02/21/54		3,835	3,377,849
Sr. Unsec’d. Notes	5.700	02/10/53		5,505	4,913,738
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes	3.150	05/01/27		7,190	6,990,190
Gtd. Notes	3.400	05/01/30		9,130	8,451,002

					229,219,394

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 0.3%

Fiserv, Inc.,
Sr. Unsec’d. Notes(a)	5.375%	08/21/28	78,385	$80,393,763
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	42,350	42,315,095
Sr. Unsec’d. Notes(a)	2.950	04/01/30	5,925	5,477,488
Sr. Unsec’d. Notes	3.600	04/01/50	1,420	965,625
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	15,151,950
Sr. Unsec’d. Notes	3.950	03/25/51	21,875	15,754,951

				160,058,872

Telecommunications 1.9%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	730	555,304
Sr. Sec’d. Notes, 144A	5.750	08/15/29	17,439	12,774,068
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	40,020	34,000,394
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,172,245
Sr. Unsec’d. Notes	2.550	12/01/33	20,703	17,093,521
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	13,345,377
Sr. Unsec’d. Notes	3.650	09/15/59	51,611	34,176,223
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,285,061
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	323	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	111	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	68,584	68,584,270
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	35,116	32,438,697
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	8,614	8,620,390
Sec’d. Notes, 144A	6.750	05/01/29	1,948	1,957,172
Sr. Sec’d. Notes, 144A	5.000	05/01/28	13,999	13,862,682
Sr. Sec’d. Notes, 144A	5.875	10/15/27	3,945	3,941,266
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	9,175	9,278,219
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30	83,590	82,160,611

See Notes to Financial Statements.

PGIM Total Return Bond Fund 167

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875%	10/15/30		8,548	$6,750,588
Sec’d. Notes, 144A	4.000	04/15/31		4,100	3,196,494
Sec’d. Notes, 144A	4.500	04/01/30		34,850	29,020,001
Sec’d. Notes, 144A	4.875	06/15/29		4,190	3,664,350
Sec’d. Notes, 144A	10.000	10/15/32		8,633	8,635,944
Sr. Sec’d. Notes, 144A(a)	10.500	04/15/29		19,986	22,162,659
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30		20,214	21,901,262
Sr. Sec’d. Notes, 144A	11.000	11/15/29		64,391	72,032,739
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	63,768,982
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,526,072
Sr. Unsec’d. Notes(a)	4.600	05/23/29		16,480	16,464,187
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	35,179,139
Sprint LLC,
Gtd. Notes	7.625	03/01/26		6,532	6,618,097
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	11,812	4,450,958
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A	8.250	09/01/27	GBP	20,009	20,404,689
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,726,975
Gtd. Notes	2.550	02/15/31		19,800	17,551,113
Gtd. Notes	2.625	02/15/29		14,375	13,395,951
Gtd. Notes	3.000	02/15/41		47,439	33,957,023
Gtd. Notes	3.300	02/15/51		9,414	6,190,209
Gtd. Notes	3.875	04/15/30		13,050	12,596,806
Gtd. Notes	4.375	04/15/40		13,276	11,594,682
Gtd. Notes	4.500	04/15/50		1,975	1,601,763
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.750	01/20/31		8,900	7,606,318
Sr. Unsec’d. Notes	2.355	03/15/32		21,369	18,232,024
Sr. Unsec’d. Notes	2.650	11/20/40		21,425	15,084,580
Sr. Unsec’d. Notes(a)	3.150	03/22/30		89,648	84,294,165
Sr. Unsec’d. Notes(a)	4.780	02/15/35		39,095	37,991,620
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	6,221,321

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	8.250%	10/01/31	4,690	$4,808,852
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	8.625	07/15/29	7,075	7,536,644

				947,411,707

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42	2,850	2,451,954
Sr. Unsec’d. Notes	4.700	09/01/45	3,400	3,027,739
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32	7,820	7,096,728
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34	3,967	3,966,059
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.375	03/15/29	29,585	30,313,036
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	13,505	12,110,449
Union Pacific Corp.,
Sr. Unsec’d. Notes(a)	3.250	02/05/50	11,509	7,841,507

				66,807,472

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	5,000	5,056,018
Sr. Unsec’d. Notes, 144A	6.050	08/01/28	33,890	35,237,656

				40,293,674

TOTAL CORPORATE BONDS (cost $16,188,566,149)				15,208,444,831

See Notes to Financial Statements.

PGIM Total Return Bond Fund 169

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS 1.2%

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172%(c)	11/17/28		22,956	$21,602,854
Term B Loan, 3 Month SOFR + 5.100%	9.413(c)	11/17/28		27,255	25,746,245

					47,349,099

Commercial Services 0.1%

OCS Group Investments Limited (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%	10.361(c)	11/27/31	GBP	17,275	22,907,280

Computers 0.1%

McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.319(c)	03/01/29		38,976	36,377,966

Education 0.0%

Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	10.077(c)	11/27/28	GBP	2,500	3,331,446
Acquisition/Capex Facility 1, SONIA + 5.500%^	10.076(c)	11/27/28	GBP	2,254	3,003,637
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	10.010(c)	11/27/28	EUR	274	364,955
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.984(c)	11/27/28	EUR	672	761,825
Acquisiton/Capex Facility 4, 6 Month EURIBOR + 5.500%^	8.137(c)	11/27/28	EUR	1,274	1,442,992
Facility B, SONIA + 5.500%^	1.299(c)	11/27/28		670	893,385
Facility B^	— (p)	11/27/28	GBP	932	1,241,503

					11,039,743

Holding Companies-Diversified 0.1%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30		32,095	28,852,961

Insurance 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.672(c)	08/21/28		3,360	3,248,773
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.572(c)	09/19/30		5,562	5,306,076

					8,554,849

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000%	01/02/28		5,251	$4,694,970

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom), Facility A^	— (p)	10/31/29		36,274	49,792,892

Leisure Time 0.1%

International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32		45,000	49,657,200

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.822(c)	01/18/28		16,983	16,507,803

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		88,789	87,679,582
Term Loan	— (p)	04/01/30		10,590	10,470,862
Tank Holding Corp.,
Term Loan, 1 Month SOFR + 5.850%	10.172(c)	03/31/28		1,591	1,479,256

					99,629,700

Pharmaceuticals 0.1%

Nidda Healthcare Holding GmbH (Germany),
Term F Loan (GBP), SONIA + 4.520%	8.993(c)	08/21/26	GBP	17,000	22,561,493

Retail 0.2%

CD&R Firefly Bidco PLC (United Kingdom),
Facility B-8, SONIA + 5.250%^	9.709(c)	06/21/28	GBP	35,950	46,832,577
EG Finco Ltd. (United Kingdom),
Additional Facility B-2, 3 Month EURIBOR + 4.500%	6.855(c)	02/07/28	EUR	51,960	58,641,987
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%	9.210(c)	05/16/31	GBP	10,550	13,989,685

					119,464,249

See Notes to Financial Statements.

PGIM Total Return Bond Fund 171

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 0.1%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.780%(c)	05/25/27		32,307	$31,688,079
Level 3 Financing, Inc.,
Term B-3 Loan	— (p)	03/27/32		14,675	14,624,547
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%	5.657(c)	07/17/29	EUR	20,675	23,283,650

					69,596,276

TOTAL FLOATING RATE AND OTHER LOANS (cost $572,542,203)					586,986,481

MUNICIPAL BONDS 0.4%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	13,321,817
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	597,699
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,410	4,711,862
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	4,927,368
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	969,193
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	331,554
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	1,931,581
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	1,869,630
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	4,034,303
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	2,007,946

					34,702,953

Colorado 0.0%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50		3,320	3,335,304

District of Columbia 0.0%

District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114		15,765	13,392,270

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 0.1%

Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184%	01/01/34	5,000	$5,322,525
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	17,925	17,917,073

				23,239,598

Michigan 0.0%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,554,956
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,407,372

				20,962,328

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,188,151
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,482,893
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,367,447

				35,038,491

New York 0.1%

Empire State Development Corp.,
Taxable, Revenue Bonds, BABs	5.770	03/15/39	14,730	15,179,133
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	754,925
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	939,892
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,180,265
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	7,676,185
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,252,818

				29,983,218

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	6,682,142
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	289,933

				6,972,075

See Notes to Financial Statements.

PGIM Total Return Bond Fund 173

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS (Continued)

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105%	12/01/39	400		$426,461
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370		5,298,021
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds	3.555	09/15/2119	20,900		13,143,411

					18,867,893

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000		1,053,559
Taxable, Revenue Bonds	4.427	02/01/42	6,480		6,070,049
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035		1,387,940
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510		12,949,908

					21,461,456

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135		6,061,621

TOTAL MUNICIPAL BONDS (cost $262,032,641)					214,017,207

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.3%

Banc of America Funding Trust,
Series 2005-D, Class A1	5.687(cc)	05/25/35	14		12,718
Series 2006-I, Class 4A1	4.622(cc)	10/20/46	21		17,026
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	6.218(cc)	06/25/34	91		86,047
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.350(c)	07/01/26	27,870		27,894,610
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.750(cc)	02/25/33	—(r	)	127
Series 2005-04, Class 3A1	5.413(cc)	08/25/35	50		45,947
Series 2007-03, Class 1A1	4.304(cc)	05/25/47	102		90,040

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.491%(cc)	05/25/35	36	$33,490
Series 2005-04, Class 23A2	5.491(cc)	05/25/35	12	11,190
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.754(c)	09/25/31	1,484	1,484,300
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	15,210	13,502,183
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.835(cc)	02/19/34	3,396	3,348,180
Series 2005-29, Class A1	5.750	12/25/35	332	155,788
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.662(c)	02/20/36	6	4,745
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	33,423	33,009,083
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.863(cc)	09/25/47	2,526	2,287,631
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	95,253	90,586,115
Series 2024-RP02, Class A2, 144A	4.222(cc)	02/25/63	8,815	7,383,674
Series 2024-RP02, Class B1, 144A	3.113(cc)	02/25/63	2,667	1,993,365
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	660,644
Series 2024-RP02, Class B3, PO, 144A	11.556(s)	02/25/63	2,444	296,023
Series 2024-RP02, Class B4, PO, 144A	15.130(s)	02/25/63	4,445	359,220
Series 2024-RP02, Class M1, 144A	4.222(cc)	02/25/63	5,926	4,941,015
Series 2024-RP02, Class M2, 144A	4.222(cc)	02/25/63	4,518	3,594,902
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	193	165,527
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	135,807	151,221
Series 2025-RP01, Class A1, 144A	3.977(cc)	01/25/64	151,272	142,618,837
Series 2025-RP01, Class A2, 144A	3.977(cc)	01/25/64	6,684	4,988,624
Series 2025-RP01, Class B1, 144A	3.977(cc)	01/25/64	2,674	1,601,419
Series 2025-RP01, Class B2, 144A	3.977(cc)	01/25/64	1,693	872,085
Series 2025-RP01, Class B3, 144A	0.155(cc)	01/25/64	2,139	899,914
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	2,139	763,545
Series 2025-RP01, Class M1, 144A	3.977(cc)	01/25/64	5,704	4,023,809
Series 2025-RP01, Class M2, 144A	3.977(cc)	01/25/64	3,564	2,314,623
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	312	276,430
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	175,874	17,587
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.454(c)	10/25/41	3,600	3,657,384
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.904(c)	10/25/41	5,418	5,423,515

See Notes to Financial Statements.

PGIM Total Return Bond Fund 175

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.504%(c)	12/25/41	2,652		$2,701,725
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.254(c)	12/25/41	2,400		2,410,470
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.604(c)	03/25/42	14,390		15,505,225
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.454(c)	03/25/42	6,300		6,468,825
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	06/25/43	20,500		21,291,195
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.054(c)	07/25/44	6,500		6,471,647
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	3.369(cc)	09/25/57	16,201		13,344,699
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.804(c)	04/25/34	29,734		30,029,292
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.354(c)	09/26/33	8,966		8,990,369
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.354(c)	11/25/41	12,930		12,938,146
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.915(c)	10/18/30	—(r	)	289
Series 2001-29, Class Z	6.500	07/25/31	7		7,657
Series 2012-132, Class KI, IO	3.000	12/25/32	3,591		270,064
Series 2013-57, Class MI, IO	3.000	06/25/28	487		12,474
Series 2014-05, Class AI, IO	4.500	04/25/43	1,558		231,776
Series 2015-51, Class CI, IO	4.000	07/25/45	2,686		439,165
Series 2016-30, Class CI, IO	3.000	05/25/36	1,771		134,894
Series 2016-74, Class GM	2.500	09/25/43	6,555		6,328,095
Series 2017-83, Class IO, IO	4.000	10/25/47	2,052		370,675
Series 2018-16, Class MB	3.500	07/25/46	1,816		1,800,308
Series 2018-24, Class BH	3.500	04/25/48	3,566		3,257,656
Series 2018-58, Class BI, IO	4.000	08/25/48	1,461		270,634
Series 2019-08, Class Z	3.500	03/25/49	2,828		2,414,748
Series 2019-13, Class LZ	4.000	04/25/49	10,636		10,108,014
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.354(c)	12/25/50	400		421,668

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.004%(c)	01/25/34	6,699	$6,720,014
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.754(c)	10/25/41	20,695	21,206,630
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.854(c)	10/25/41	2,977	2,972,413
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.154(c)	11/25/41	6,495	6,514,315
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.704(c)	09/25/41	1,793	1,823,491
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.454(c)	09/25/41	51,600	51,729,000
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.104(c)	12/25/41	572	584,004
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.704(c)	12/25/41	37,280	37,489,886
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.854(c)	01/25/42	1,770	1,794,337
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.754(c)	02/25/42	13,835	14,122,491
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.254(c)	04/25/42	7,600	7,800,442
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.704(c)	05/25/42	800	829,000
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.975(c)	07/25/44	44	42,029
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	5.775(c)	02/25/45	5	4,778
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	5	5,516
Series 2241, Class PH	7.500	07/15/30	8	8,296
Series 3795, Class VZ	4.000	01/15/41	1,798	1,755,774
Series 3889, Class DZ	4.000	01/15/41	1,888	1,843,371
Series 4135, Class AI, IO	3.500	11/15/42	5,690	729,286
Series 4372, Class GI, IO	4.500	08/15/44	3,145	467,741
Series 4468, Class IO, IO	4.500	05/15/45	3,661	508,724
Series 4500, Class ZX	4.000	07/15/45	1,824	1,768,112
Series 4735, Class IM, IO	4.000	12/15/47	5,664	1,051,946

See Notes to Financial Statements.

PGIM Total Return Bond Fund 177

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Freddie Mac REMIC, (cont’d.)
Series 4736, Class IP, IO	4.000%	08/15/47	1,455	$257,347
Series 4751, Class PI, IO	4.000	11/15/47	1,030	182,848
Series 4795, Class WQ	4.000	07/15/46	373	369,571
Series 4801, Class ZD	4.000	06/15/48	5,272	4,977,325
Series 4802, Class EZ	4.000	06/15/48	3,609	3,414,360
Series 4831, Class BA	3.500	10/15/44	245	244,172
Series 4870, Class K	4.000	04/15/49	14,997	14,173,466
Series 4903, Class ED	2.750	09/15/48	3,497	3,181,307
Series 4903, Class IP, IO	4.500	07/25/49	6,827	1,601,286
Series 4939, Class KT	3.000	07/15/48	13,341	11,934,282
Series 4946, Class KB	3.000	12/15/48	6,181	5,560,460
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	1,392	133,747
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	1,000	906,059
Series 2015-064, Class IA, IO	4.000	05/20/45	7,110	1,279,900
Series 2015-165, Class IB, IO	3.500	11/20/42	2,514	237,164
Series 2016-01, Class ZP	3.000	01/20/46	7,288	5,857,565
Series 2016-161, Class PI, IO	3.500	06/20/46	15,402	2,421,837
Series 2016-69, Class B	3.000	05/20/46	10,208	9,098,427
Series 2017-134, Class ZK	3.000	08/20/47	6,599	5,190,759
Series 2018-05, Class IB, IO	4.000	01/20/48	8,372	1,616,439
Series 2018-21, Class IH, IO	4.500	02/20/48	2,799	665,262
Series 2018-59, Class PZ	3.000	09/20/46	6,909	6,409,670
Series 2019-159, Class IJ, IO	3.500	12/20/49	8,817	1,493,579
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000(s)	01/25/64	441	409,035
Series 2025-RPL01, Class A1, PO, 144A	3.085(cc)	01/25/64	169,444	149,582,045
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.154(c)	01/25/34	13,430	13,521,461
Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	4.961(c)	04/25/35	440	417,251
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	6.622(cc)	01/25/32	1	897
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.801(c)	07/25/37	1,645	1,470,262
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	4.770(cc)	03/25/36	61	44,813

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.201%(c)	01/24/63	EUR	37,755	$42,523,588
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		28,250	28,367,175
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	7.070(c)	08/04/25		102,618	102,618,129
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.521(c)	05/26/66	EUR	54,286	60,658,202
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.191(c)	01/25/48		7,417	7,230,795
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		105,805	106,202,604
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		11,864	11,912,518
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		20,359	20,422,812
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		160,413	1,384,363
Series 2025-INV01, Class B1, 144A	6.604(cc)	02/25/70		6,037	5,857,775
Series 2025-INV01, Class B2, 144A	6.604(cc)	02/25/70		4,751	4,461,854
Series 2025-INV01, Class B3, 144A	6.604(cc)	02/25/70		2,979	2,656,939
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		8,617	8,618,350
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		160,413	5,373,831
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.254(c)	04/25/34		39,016	39,401,291
OBX Trust,
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		30,932	31,066,030
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.854(c)	05/25/33		108,478	108,891,185
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	03/29/27		84,376	84,494,419
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	09/27/28		73,776	73,151,202
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.841(c)	02/25/34		3	2,611
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		17,403	16,729,615
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		56,772	55,074,870

See Notes to Financial Statements.

PGIM Total Return Bond Fund 179

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

PRPM LLC, (cont’d.)
Series 2025-RPL01, Class A2, 144A	4.000%(cc)	03/25/55	10,215	$9,498,985
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55	6,023	5,494,240
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55	5,879	5,270,350
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55	2,072	1,819,235
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.054(c)	11/25/31	25,825	26,254,153
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.054(c)	07/25/33	5,092	5,119,728
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	21,716	21,861,684
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	28,274	28,219,968
Series 2024-CES08, Class A1A, 144A	5.490(cc)	11/25/44	44,726	44,844,359
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	53,637	54,041,240
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	62,537	62,978,994
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31	4	3,466
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32	4	3,619
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.527(cc)	02/25/34	27	26,059
Series 2004-18, Class 3A1	5.169(cc)	12/25/34	3,170	2,890,804
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	5.094(c)	09/19/32	2	1,824
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	52,118	52,515,175
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41	1,989	1,874,810
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095(cc)	02/25/69	7,169	7,211,140
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70	31,185	31,305,317
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	5.281(c)	06/25/44	486	470,469
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	5.541(c)	07/25/44	730	692,890
Series 2005-AR05, Class A6	5.705(cc)	05/25/35	304	296,498

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
Series 2003-AR01, Class 2A	4.724%(cc)	02/25/33		—(r	)	$120

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,092,469,004)						2,094,011,770

SOVEREIGN BONDS 3.0%

Albania Government International Bond (Albania),
Sec’d. Notes, Series PAR	2.708(s)	08/31/25		91,274		89,587,969
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000		111,367,850
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.670	12/31/38(d) JPY		402,629		478,717
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		50,367		49,912,690
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	04/25/30		52,735		53,526,025
Sr. Unsec’d. Notes	8.375	02/15/27		900		932,202
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	4.500	01/30/30		2,544		2,369,418
Sr. Unsec’d. Notes	5.500	02/22/29		10,291		10,146,926
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930		51,202,980
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493		10,576,944
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes^	0.350	01/30/35		146,880		2,555,712
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420		8,286,964
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845		11,596,847
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes	6.097	08/01/38		23,006		23,006,000
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900		240,658,520
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	70,800		88,529,536
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	34,367		33,440,426
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	49,957		52,575,629
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	72,132		74,156,123

See Notes to Financial Statements.

PGIM Total Return Bond Fund 181

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500%	02/02/30		3,500	$4,226,250
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30		21,630	18,880,784
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	21,335,074
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	489,337
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		91	93,013
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	103,023
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	40,329,271
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		184,670	173,579,994
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		700	481,903
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		46,388	48,320,311
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	681,239
Sr. Unsec’d. Notes	5.875	09/16/25		10,510	10,496,862
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,334,751
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,527,842
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	38,434,922
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,493,358
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,275,200
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	71,822	80,371,934
Sr. Unsec’d. Notes	6.250	05/26/28		23,345	23,975,315
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	10,135,546
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	16,252	14,602,378
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	33,806	37,830,381
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		20,207	19,954,412
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		8,350	8,575,450

TOTAL SOVEREIGN BONDS (cost $1,477,578,707)					1,494,436,028

U.S. GOVERNMENT AGENCY OBLIGATIONS 20.4%

Fannie Mae Interest Strips	1.758(s)	08/06/38		386	193,991
Fannie Mae Principal Strips	3.155(s)	01/15/30		1,168	968,342

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Fannie Mae Principal Strips	3.528%(s)	07/15/37	5,105	$2,871,025
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30	2,880	2,366,941
Federal Home Loan Bank	3.200	11/29/32	22,500	20,458,236
Federal Home Loan Bank	4.250	11/02/38	4,340	3,950,301
Federal Home Loan Mortgage Corp.	1.500	12/01/50	3,415	2,576,556
Federal Home Loan Mortgage Corp.	1.500	02/01/51	7,243	5,457,375
Federal Home Loan Mortgage Corp.	1.500	04/01/51	17,433	13,142,954
Federal Home Loan Mortgage Corp.	1.500	05/01/51	46,410	34,980,217
Federal Home Loan Mortgage Corp.	1.500	06/01/51	7,625	5,747,105
Federal Home Loan Mortgage Corp.	2.000	10/01/50	2,212	1,771,441
Federal Home Loan Mortgage Corp.	2.000	11/01/50	8,906	7,083,246
Federal Home Loan Mortgage Corp.	2.000	12/01/50	38,281	30,650,709
Federal Home Loan Mortgage Corp.	2.000	01/01/51	20,405	16,329,874
Federal Home Loan Mortgage Corp.	2.000	02/01/51	3,577	2,839,542
Federal Home Loan Mortgage Corp.	2.000	03/01/51	30,496	24,220,434
Federal Home Loan Mortgage Corp.	2.000	04/01/51	54,397	43,391,918
Federal Home Loan Mortgage Corp.	2.000	05/01/51	352,846	281,718,884
Federal Home Loan Mortgage Corp.	2.000	08/01/51	19,320	15,392,177
Federal Home Loan Mortgage Corp.	2.000	09/01/51	5,251	4,179,426
Federal Home Loan Mortgage Corp.	2.500	11/01/49	4,885	4,122,347
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,177	1,832,844
Federal Home Loan Mortgage Corp.	2.500	08/01/50	11,570	9,721,783
Federal Home Loan Mortgage Corp.	2.500	09/01/50	5,962	5,006,312
Federal Home Loan Mortgage Corp.	2.500	09/01/50	6,227	5,183,428
Federal Home Loan Mortgage Corp.	2.500	10/01/50	11,767	9,896,370
Federal Home Loan Mortgage Corp.	2.500	10/01/50	22,415	18,838,406
Federal Home Loan Mortgage Corp.	2.500	12/01/50	54,123	45,486,499
Federal Home Loan Mortgage Corp.	2.500	01/01/51	42,518	35,633,349
Federal Home Loan Mortgage Corp.	2.500	02/01/51	2,164	1,814,851
Federal Home Loan Mortgage Corp.	2.500	02/01/51	41,060	34,448,693
Federal Home Loan Mortgage Corp.	2.500	03/01/51	128,193	107,149,498
Federal Home Loan Mortgage Corp.	2.500	04/01/51	7,820	6,543,506
Federal Home Loan Mortgage Corp.	2.500	05/01/51	5,816	4,896,004
Federal Home Loan Mortgage Corp.	2.500	05/01/51	109,740	91,364,929
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,073	902,195
Federal Home Loan Mortgage Corp.	2.500	07/01/51	40,563	33,928,887
Federal Home Loan Mortgage Corp.	2.500	07/01/51	102,539	85,597,196
Federal Home Loan Mortgage Corp.	2.500	07/01/51	107,660	90,018,431
Federal Home Loan Mortgage Corp.	2.500	08/01/51	64,699	54,166,650
Federal Home Loan Mortgage Corp.	2.500	08/01/51	75,363	63,649,261
Federal Home Loan Mortgage Corp.	2.500	09/01/51	42,787	35,821,758
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,576	3,012,832

See Notes to Financial Statements.

PGIM Total Return Bond Fund 183

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.500%	12/01/51	4,598	$3,837,166
Federal Home Loan Mortgage Corp.	2.500	01/01/52	44,142	37,233,635
Federal Home Loan Mortgage Corp.	2.500	02/01/52	465	388,654
Federal Home Loan Mortgage Corp.	2.500	02/01/52	15,519	13,095,861
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,606	2,171,163
Federal Home Loan Mortgage Corp.	2.500	04/01/52	49,975	42,154,129
Federal Home Loan Mortgage Corp.	2.500	06/01/52	3,399	2,826,680
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,342	1,217,370
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,126	1,027,004
Federal Home Loan Mortgage Corp.	3.000	04/01/45	13,259	12,013,173
Federal Home Loan Mortgage Corp.	3.000	04/01/51	14,898	13,077,208
Federal Home Loan Mortgage Corp.	3.000	05/01/51	4,051	3,545,251
Federal Home Loan Mortgage Corp.	3.000	06/01/51	10,710	9,370,083
Federal Home Loan Mortgage Corp.	3.000	07/01/51	16,365	14,453,187
Federal Home Loan Mortgage Corp.	3.000	07/01/51	38,955	34,052,997
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,245	1,083,191
Federal Home Loan Mortgage Corp.	3.000	09/01/51	12,094	10,558,891
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,671	1,459,955
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,420	6,458,680
Federal Home Loan Mortgage Corp.	3.000	12/01/51	2,228	1,950,420
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,789	1,556,454
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,308	2,878,495
Federal Home Loan Mortgage Corp.	3.000	02/01/52	106,636	92,802,758
Federal Home Loan Mortgage Corp.	3.000	03/01/52	17,585	15,300,114
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,225	1,937,089
Federal Home Loan Mortgage Corp.	3.000	04/01/52	44,518	39,041,294
Federal Home Loan Mortgage Corp.	3.000	06/01/52	53,088	46,554,112
Federal Home Loan Mortgage Corp.	3.000	06/01/52	59,789	52,651,423
Federal Home Loan Mortgage Corp.	3.000	08/01/52	789	687,203
Federal Home Loan Mortgage Corp.	3.000	08/01/52	267,962	235,520,595
Federal Home Loan Mortgage Corp.	3.500	02/01/47	635	583,169
Federal Home Loan Mortgage Corp.	3.500	05/01/49	728	662,804
Federal Home Loan Mortgage Corp.	3.500	08/01/49	219	200,451
Federal Home Loan Mortgage Corp.	3.500	01/01/52	9,839	8,912,576
Federal Home Loan Mortgage Corp.	3.500	02/01/52	7,027	6,372,100
Federal Home Loan Mortgage Corp.	3.500	03/01/52	60,277	54,751,628
Federal Home Loan Mortgage Corp.	3.500	04/01/52	4,473	4,038,162
Federal Home Loan Mortgage Corp.	3.500	04/01/52	10,815	9,762,534
Federal Home Loan Mortgage Corp.	3.500	05/01/52	228,709	206,745,143
Federal Home Loan Mortgage Corp.	4.000	08/01/41	258	249,014
Federal Home Loan Mortgage Corp.	4.000	08/01/41	307	297,250
Federal Home Loan Mortgage Corp.	4.000	09/01/41	611	589,633

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	11/01/41	9,156		$8,837,948
Federal Home Loan Mortgage Corp.	4.000	12/01/41	439		424,494
Federal Home Loan Mortgage Corp.	4.000	01/01/42	5,782		5,582,599
Federal Home Loan Mortgage Corp.	4.000	01/01/42	9,483		9,152,545
Federal Home Loan Mortgage Corp.	4.000	02/01/42	861		832,253
Federal Home Loan Mortgage Corp.	4.000	06/01/42	990		955,950
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,143		2,003,191
Federal Home Loan Mortgage Corp.	4.000	05/01/52	133,164		124,335,966
Federal Home Loan Mortgage Corp.	4.000	06/01/52	26,496		24,740,573
Federal Home Loan Mortgage Corp.	4.500	09/01/39	238		236,078
Federal Home Loan Mortgage Corp.	4.500	03/01/47	5,254		5,188,802
Federal Home Loan Mortgage Corp.	4.500	11/01/48	3,118		3,036,803
Federal Home Loan Mortgage Corp.	4.500	06/01/52	48,348		46,320,499
Federal Home Loan Mortgage Corp.	4.500	09/01/52	6,183		5,923,514
Federal Home Loan Mortgage Corp.	4.500	10/01/52	21,738		20,827,894
Federal Home Loan Mortgage Corp.	5.000	01/01/39	28		27,889
Federal Home Loan Mortgage Corp.	5.000	02/01/42	7,741		7,819,155
Federal Home Loan Mortgage Corp.	5.000	07/01/50	5,904		5,870,883
Federal Home Loan Mortgage Corp.	5.000	08/01/50	19,243		19,144,703
Federal Home Loan Mortgage Corp.	5.000	07/01/52	9,451		9,297,564
Federal Home Loan Mortgage Corp.	5.000	08/01/52	22,694		22,258,347
Federal Home Loan Mortgage Corp.	5.000	09/01/52	4,109		4,036,564
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r	)	317
Federal Home Loan Mortgage Corp.	5.500	10/01/33	137		140,824
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2		1,687
Federal Home Loan Mortgage Corp.	5.500	10/01/52	52,669		52,694,063
Federal Home Loan Mortgage Corp.	5.500	11/01/52	319,366		319,667,642
Federal Home Loan Mortgage Corp.	6.000	10/01/32	3		2,941
Federal Home Loan Mortgage Corp.	6.000	12/01/32	3		3,149
Federal Home Loan Mortgage Corp.	6.000	02/01/33	3		2,931
Federal Home Loan Mortgage Corp.	6.000	11/01/33	13		13,542
Federal Home Loan Mortgage Corp.	6.000	01/01/34	15		14,885
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1		774
Federal Home Loan Mortgage Corp.	6.000	11/01/52	6,557		6,671,425
Federal Home Loan Mortgage Corp.	6.000	01/01/53	5,552		5,656,949
Federal Home Loan Mortgage Corp.	6.000	01/01/53	28,318		28,791,861
Federal Home Loan Mortgage Corp.	6.000	03/01/53	28,280		28,717,956
Federal Home Loan Mortgage Corp.	6.000	04/01/53	26,789		27,263,801
Federal Home Loan Mortgage Corp.	6.000	05/01/53	8,973		9,120,630
Federal Home Loan Mortgage Corp.	6.000	12/01/54	202,711		205,693,543
Federal Home Loan Mortgage Corp.	6.000	01/01/55	46,747		47,437,339
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297		28,709,663

See Notes to Financial Statements.

PGIM Total Return Bond Fund 185

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.500%	07/01/32	—(r	)	$343
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		745
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		1,208
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		1,227
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		1,818
Federal Home Loan Mortgage Corp.	6.500	09/01/32	9		9,349
Federal Home Loan Mortgage Corp.	6.500	11/01/33	16		17,109
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678		54,700,018
Federal Home Loan Mortgage Corp.	7.000	09/01/32	19		19,661
Federal Home Loan Mortgage Corp.	7.000	01/01/53	665		696,032
Federal Home Loan Mortgage Corp.	7.000	05/01/53	859		899,232
Federal Home Loan Mortgage Corp.	7.000	06/01/53	803		840,235
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,565		805,504
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.492%, Floor 4.385%)	4.386(c)	01/01/28	—(r	)	398
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.468%, Floor 3.021%)	4.441(c)	05/01/36	3		2,651
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.889%, Floor 3.117%)	4.456(c)	05/01/36	1		721
Federal National Mortgage Assoc.	1.265(s)	11/15/30	5,420		4,303,003
Federal National Mortgage Assoc.	1.500	10/01/50	4,004		3,020,078
Federal National Mortgage Assoc.	1.500	12/01/50	61,065		46,028,414
Federal National Mortgage Assoc.	1.500	01/01/51	22,443		16,935,364
Federal National Mortgage Assoc.	1.500	03/01/51	29,897		22,543,110
Federal National Mortgage Assoc.	1.500	03/01/51	64,739		48,806,980
Federal National Mortgage Assoc.	1.500	04/01/51	67,125		50,593,927
Federal National Mortgage Assoc.	1.500	05/01/51	1,042		785,043
Federal National Mortgage Assoc.	1.500	06/01/51	104,764		79,041,988
Federal National Mortgage Assoc.	1.500	07/01/51	5,823		4,389,698
Federal National Mortgage Assoc.	1.500	09/01/51	5,427		4,092,846
Federal National Mortgage Assoc.	2.000	TBA	257,000		203,790,527
Federal National Mortgage Assoc.	2.000	06/01/50	88,261		70,392,402
Federal National Mortgage Assoc.	2.000	11/01/50	54,400		43,552,630
Federal National Mortgage Assoc.	2.000	12/01/50	9,329		7,466,064
Federal National Mortgage Assoc.	2.000	01/01/51	13,338		10,666,199
Federal National Mortgage Assoc.	2.000	02/01/51	18,329		14,639,684
Federal National Mortgage Assoc.	2.000	03/01/51	1,801		1,439,176
Federal National Mortgage Assoc.	2.000	03/01/51	10,825		8,600,830

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%	04/01/51	124,207	$98,709,943
Federal National Mortgage Assoc.	2.000	05/01/51	83,949	66,724,881
Federal National Mortgage Assoc.	2.000	06/01/51	10,560	8,406,635
Federal National Mortgage Assoc.	2.000	07/01/51	14,267	11,374,938
Federal National Mortgage Assoc.	2.000	08/01/51	12,739	10,152,853
Federal National Mortgage Assoc.	2.000	10/01/51	60,121	47,766,182
Federal National Mortgage Assoc.	2.000	11/01/51	63,074	50,172,181
Federal National Mortgage Assoc.	2.000	12/01/51	5,222	4,152,786
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794	619,453
Federal National Mortgage Assoc.	2.500	TBA	138,500	115,160,433
Federal National Mortgage Assoc.	2.500	05/01/50	11,429	9,630,338
Federal National Mortgage Assoc.	2.500	06/01/50	102,533	86,428,906
Federal National Mortgage Assoc.	2.500	07/01/50	5,077	4,265,886
Federal National Mortgage Assoc.	2.500	08/01/50	59,660	50,131,602
Federal National Mortgage Assoc.	2.500	09/01/50	3,866	3,246,208
Federal National Mortgage Assoc.	2.500	10/01/50	4,531	3,784,855
Federal National Mortgage Assoc.	2.500	11/01/50	34,094	28,678,718
Federal National Mortgage Assoc.	2.500	01/01/51	5,252	4,395,773
Federal National Mortgage Assoc.	2.500	01/01/51	86,093	72,129,800
Federal National Mortgage Assoc.	2.500	02/01/51	121,803	102,198,058
Federal National Mortgage Assoc.	2.500	03/01/51	25,380	21,229,849
Federal National Mortgage Assoc.	2.500	04/01/51	111,263	93,028,736
Federal National Mortgage Assoc.	2.500	05/01/51	5,571	4,659,047
Federal National Mortgage Assoc.	2.500	05/01/51	59,677	49,858,287
Federal National Mortgage Assoc.	2.500	06/01/51	6,596	5,560,475
Federal National Mortgage Assoc.	2.500	06/01/51	12,537	10,486,745
Federal National Mortgage Assoc.	2.500	07/01/51	66,548	55,619,076
Federal National Mortgage Assoc.	2.500	10/01/51	9,865	8,258,863
Federal National Mortgage Assoc.	2.500	10/01/51	21,700	18,093,636
Federal National Mortgage Assoc.	2.500	11/01/51	5,286	4,442,434
Federal National Mortgage Assoc.	2.500	12/01/51	2,332	1,952,405
Federal National Mortgage Assoc.	2.500	01/01/52	18,623	15,544,376
Federal National Mortgage Assoc.	2.500	02/01/52	6,917	5,847,852
Federal National Mortgage Assoc.	2.500	03/01/52	3,610	3,012,432
Federal National Mortgage Assoc.	2.500	03/01/52	60,822	51,293,085
Federal National Mortgage Assoc.	2.500	04/01/52	31,445	26,215,511
Federal National Mortgage Assoc.	2.500	09/01/52	855	712,011
Federal National Mortgage Assoc.	3.000	10/01/44	2,798	2,538,964
Federal National Mortgage Assoc.	3.000	10/01/44	38,279	34,851,963
Federal National Mortgage Assoc.	3.000	03/01/45	2,861	2,608,651
Federal National Mortgage Assoc.	3.000	06/01/45	1,984	1,802,806
Federal National Mortgage Assoc.	3.000	04/01/48	7,309	6,645,349

See Notes to Financial Statements.

PGIM Total Return Bond Fund 187

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	09/01/50	29,288	$25,713,369
Federal National Mortgage Assoc.	3.000	04/01/51	680	595,758
Federal National Mortgage Assoc.	3.000	05/01/51	27,890	24,452,279
Federal National Mortgage Assoc.	3.000	06/01/51	3,446	3,014,111
Federal National Mortgage Assoc.	3.000	07/01/51	112,636	98,601,935
Federal National Mortgage Assoc.	3.000	08/01/51	8,800	7,690,564
Federal National Mortgage Assoc.	3.000	10/01/51	1,318	1,149,854
Federal National Mortgage Assoc.	3.000	10/01/51	5,169	4,491,967
Federal National Mortgage Assoc.	3.000	11/01/51	704	615,143
Federal National Mortgage Assoc.	3.000	11/01/51	735	642,755
Federal National Mortgage Assoc.	3.000	11/01/51	2,534	2,214,015
Federal National Mortgage Assoc.	3.000	12/01/51	303	263,923
Federal National Mortgage Assoc.	3.000	12/01/51	4,456	3,868,662
Federal National Mortgage Assoc.	3.000	01/01/52	411	357,465
Federal National Mortgage Assoc.	3.000	01/01/52	7,436	6,475,779
Federal National Mortgage Assoc.	3.000	01/01/52	139,863	121,568,108
Federal National Mortgage Assoc.	3.000	02/01/52	633	550,665
Federal National Mortgage Assoc.	3.000	02/01/52	131,060	114,749,361
Federal National Mortgage Assoc.	3.000	02/01/52	173,553	151,038,985
Federal National Mortgage Assoc.(k)	3.000	03/01/52	370,266	322,155,878
Federal National Mortgage Assoc.	3.000	04/01/52	30,761	26,764,310
Federal National Mortgage Assoc.	3.000	05/01/52	941	816,993
Federal National Mortgage Assoc.	3.000	07/01/52	1,414	1,234,472
Federal National Mortgage Assoc.	3.000	07/01/52	5,795	5,065,337
Federal National Mortgage Assoc.	3.500	11/01/42	34,302	32,119,906
Federal National Mortgage Assoc.	3.500	12/01/42	3,642	3,410,479
Federal National Mortgage Assoc.	3.500	12/01/46	3,360	3,147,002
Federal National Mortgage Assoc.	3.500	07/01/47	11,804	11,052,674
Federal National Mortgage Assoc.	3.500	05/01/49	2,024	1,843,822
Federal National Mortgage Assoc.	3.500	07/01/49	468	427,817
Federal National Mortgage Assoc.	3.500	07/01/49	926	845,426
Federal National Mortgage Assoc.	3.500	08/01/49	910	828,486
Federal National Mortgage Assoc.	3.500	09/01/49	7,540	6,884,559
Federal National Mortgage Assoc.	3.500	09/01/49	8,930	8,152,749
Federal National Mortgage Assoc.	3.500	10/01/49	4,578	4,179,109
Federal National Mortgage Assoc.	3.500	11/01/49	1,971	1,790,908
Federal National Mortgage Assoc.	3.500	01/01/50	11,279	10,290,491
Federal National Mortgage Assoc.	3.500	01/01/50	16,258	15,213,439
Federal National Mortgage Assoc.	3.500	02/01/50	39	35,848
Federal National Mortgage Assoc.	3.500	03/01/50	1,947	1,776,732
Federal National Mortgage Assoc.	3.500	03/01/50	6,878	6,278,141
Federal National Mortgage Assoc.	3.500	04/01/50	4,425	4,031,575

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	06/01/50	2,233	$2,034,332
Federal National Mortgage Assoc.	3.500	09/01/50	367	331,626
Federal National Mortgage Assoc.	3.500	07/01/51	20,995	19,089,455
Federal National Mortgage Assoc.	3.500	12/01/51	1,590	1,444,316
Federal National Mortgage Assoc.	3.500	01/01/52	16,679	15,144,981
Federal National Mortgage Assoc.	3.500	03/01/52	18,521	16,777,750
Federal National Mortgage Assoc.	3.500	03/01/52	27,448	24,899,872
Federal National Mortgage Assoc.	3.500	04/01/52	115,947	104,817,647
Federal National Mortgage Assoc.	3.500	05/01/52	176,407	159,475,518
Federal National Mortgage Assoc.	3.500	06/01/52	59,929	54,406,638
Federal National Mortgage Assoc.	4.000	12/01/40	106	102,602
Federal National Mortgage Assoc.	4.000	12/01/40	227	215,629
Federal National Mortgage Assoc.	4.000	01/01/41	2,665	2,574,241
Federal National Mortgage Assoc.	4.000	02/01/41	353	340,949
Federal National Mortgage Assoc.	4.000	02/01/41	1,925	1,862,586
Federal National Mortgage Assoc.	4.000	11/01/41	1,376	1,329,488
Federal National Mortgage Assoc.	4.000	11/01/41	4,136	3,993,749
Federal National Mortgage Assoc.	4.000	01/01/42	1,762	1,701,032
Federal National Mortgage Assoc.	4.000	01/01/42	10,344	9,988,459
Federal National Mortgage Assoc.	4.000	02/01/42	21,587	20,844,756
Federal National Mortgage Assoc.	4.000	04/01/42	5,485	5,299,303
Federal National Mortgage Assoc.	4.000	06/01/42	8,626	8,323,476
Federal National Mortgage Assoc.	4.000	03/01/48	22,790	21,976,137
Federal National Mortgage Assoc.	4.000	04/01/52	29,422	27,644,685
Federal National Mortgage Assoc.	4.000	04/01/52	31,348	29,221,240
Federal National Mortgage Assoc.	4.000	05/01/52	206,421	192,736,267
Federal National Mortgage Assoc.	4.000	06/01/52	117,062	109,300,787
Federal National Mortgage Assoc.	4.000	04/01/53	29,871	28,010,905
Federal National Mortgage Assoc.	4.000	05/01/53	12,026	11,221,825
Federal National Mortgage Assoc.	4.500	02/01/33	2	1,803
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,936
Federal National Mortgage Assoc.	4.500	08/01/40	3,240	3,213,087
Federal National Mortgage Assoc.	4.500	07/01/41	2,120	2,101,903
Federal National Mortgage Assoc.	4.500	11/01/42	11,163	11,063,608
Federal National Mortgage Assoc.	4.500	10/01/44	11,053	10,916,863
Federal National Mortgage Assoc.	4.500	01/01/45	11,387	11,175,745
Federal National Mortgage Assoc.	4.500	09/01/46	4,615	4,540,993
Federal National Mortgage Assoc.	4.500	04/01/48	15,252	15,015,135
Federal National Mortgage Assoc.	4.500	07/01/48	3,539	3,447,300
Federal National Mortgage Assoc.	4.500	05/01/49	13,926	13,498,794
Federal National Mortgage Assoc.	4.500	09/01/49	30,078	29,272,292
Federal National Mortgage Assoc.	4.500	01/01/50	14,576	14,450,500

See Notes to Financial Statements.

PGIM Total Return Bond Fund 189

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	01/01/50		18,811		$18,547,854
Federal National Mortgage Assoc.	4.500	01/01/50		24,110		23,932,203
Federal National Mortgage Assoc.	4.500	03/01/50		12,283		12,179,116
Federal National Mortgage Assoc.	4.500	12/01/50		53,950		53,283,610
Federal National Mortgage Assoc.	4.500	06/01/52		60,828		58,277,485
Federal National Mortgage Assoc.	4.500	07/01/52		30,219		28,951,469
Federal National Mortgage Assoc.	4.500	09/01/52		29,464		28,229,366
Federal National Mortgage Assoc.	5.000	03/01/34		220		222,863
Federal National Mortgage Assoc.	5.000	07/01/39		1,586		1,601,031
Federal National Mortgage Assoc.	5.000	07/01/40		412		415,700
Federal National Mortgage Assoc.	5.000	09/01/44		34,368		34,633,144
Federal National Mortgage Assoc.	5.000	08/01/50		6,862		6,831,346
Federal National Mortgage Assoc.	5.000	10/01/50		15,993		15,918,870
Federal National Mortgage Assoc.	5.000	07/01/52		21,010		20,645,435
Federal National Mortgage Assoc.	5.000	08/01/52		52,606		51,692,947
Federal National Mortgage Assoc.	5.000	09/01/52		4,678		4,595,991
Federal National Mortgage Assoc.	5.000	10/01/52		7,862		7,721,179
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098		8,414,615
Federal National Mortgage Assoc.	5.500	TBA		309,000		308,332,937
Federal National Mortgage Assoc.	5.500	07/01/33		10		9,728
Federal National Mortgage Assoc.	5.500	08/01/33		—(r	)	121
Federal National Mortgage Assoc.	5.500	10/01/33		18		18,074
Federal National Mortgage Assoc.	5.500	11/01/33		3		3,216
Federal National Mortgage Assoc.	5.500	04/01/34		2		1,608
Federal National Mortgage Assoc.	5.500	04/01/34		8		8,030
Federal National Mortgage Assoc.	5.500	04/01/34		49		49,843
Federal National Mortgage Assoc.	5.500	05/01/34		1		1,296
Federal National Mortgage Assoc.	5.500	05/01/34		13		13,112
Federal National Mortgage Assoc.	5.500	03/01/35		373		382,372
Federal National Mortgage Assoc.	5.500	11/01/52		28,597		28,707,601
Federal National Mortgage Assoc.	5.500	04/01/53		14,508		14,503,301
Federal National Mortgage Assoc.	6.000	TBA		142,000		144,046,388
Federal National Mortgage Assoc.	6.000	09/01/32		—(r	)	46
Federal National Mortgage Assoc.	6.000	11/01/32		1		1,407
Federal National Mortgage Assoc.	6.000	03/01/33		1		771
Federal National Mortgage Assoc.	6.000	10/01/33		2		1,919
Federal National Mortgage Assoc.	6.000	11/01/33		43		43,384
Federal National Mortgage Assoc.	6.000	02/01/34		49		51,328
Federal National Mortgage Assoc.	6.000	11/01/34		13		13,205
Federal National Mortgage Assoc.	6.000	11/01/34		16		17,024
Federal National Mortgage Assoc.	6.000	04/01/36		1		949
Federal National Mortgage Assoc.	6.000	04/01/36		1		1,489

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	6.000%	04/01/36	4	$4,028
Federal National Mortgage Assoc.	6.000	06/01/37	4	4,512
Federal National Mortgage Assoc.	6.000	11/01/52	49,714	50,593,315
Federal National Mortgage Assoc.	6.000	12/01/52	36,619	37,330,208
Federal National Mortgage Assoc.	6.000	01/01/53	1,449	1,470,408
Federal National Mortgage Assoc.	6.000	01/01/53	7,698	7,857,675
Federal National Mortgage Assoc.	6.000	04/01/53	20,107	20,468,001
Federal National Mortgage Assoc.	6.000	08/01/53	8,040	8,170,029
Federal National Mortgage Assoc.	6.000	09/01/53	35,178	36,116,679
Federal National Mortgage Assoc.	6.000	12/01/54	52,376	53,169,856
Federal National Mortgage Assoc.	6.500	07/01/32	3	3,215
Federal National Mortgage Assoc.	6.500	08/01/32	4	4,522
Federal National Mortgage Assoc.	6.500	09/01/32	1	661
Federal National Mortgage Assoc.	6.500	09/01/32	15	15,713
Federal National Mortgage Assoc.	6.500	09/01/32	18	18,742
Federal National Mortgage Assoc.	6.500	09/01/32	19	19,457
Federal National Mortgage Assoc.	6.500	10/01/32	11	11,065
Federal National Mortgage Assoc.	6.500	04/01/33	15	15,373
Federal National Mortgage Assoc.	6.625	11/15/30	55,120	62,604,482
Federal National Mortgage Assoc.	7.000	05/01/32	5	5,364
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,233
Federal National Mortgage Assoc.	7.000	01/01/53	846	885,492
Federal National Mortgage Assoc.	7.000	02/01/53	680	711,956
Federal National Mortgage Assoc.	7.000	03/01/53	2,899	3,033,483
Federal National Mortgage Assoc.	7.000	06/01/53	637	666,846
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,302,117
Freddie Mac Coupon Strips	4.124(s)	07/15/32	8,525	6,211,169
Freddie Mac Coupon Strips	4.809(s)	07/15/31	504	387,422
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,670	1,314,303
Freddie Mac Strips	1.474(s)	03/15/31	10,264	8,092,548
Freddie Mac Strips	3.886(s)	07/15/32	4,621	3,417,213
Government National Mortgage Assoc.	2.000	10/20/50	97,523	79,577,974
Government National Mortgage Assoc.	2.000	12/20/50	143,758	117,304,715
Government National Mortgage Assoc.	2.000	01/20/51	17,993	14,681,859
Government National Mortgage Assoc.	2.500	01/20/51	35,805	30,520,234
Government National Mortgage Assoc.	2.500	03/20/51	79,067	67,416,558
Government National Mortgage Assoc.	2.500	04/20/51	96,810	82,587,454
Government National Mortgage Assoc.	2.500	09/20/51	75,754	64,571,502
Government National Mortgage Assoc.	3.000	01/15/45	54	48,458
Government National Mortgage Assoc.	3.000	03/15/45	12	10,346
Government National Mortgage Assoc.	3.000	03/15/45	114	102,563
Government National Mortgage Assoc.	3.000	09/20/51	8,698	7,707,915

See Notes to Financial Statements.

PGIM Total Return Bond Fund 191

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Government National Mortgage Assoc.	3.500%	10/15/40	58		$53,973
Government National Mortgage Assoc.	3.500	12/20/47	3,269		3,000,895
Government National Mortgage Assoc.	3.500	11/20/51	2,598		2,370,214
Government National Mortgage Assoc.	3.500	12/20/51	196,908		179,647,952
Government National Mortgage Assoc.	3.500	01/20/52	94,586		85,945,933
Government National Mortgage Assoc.	3.500	04/20/52	49,576		45,138,256
Government National Mortgage Assoc.	4.000	11/20/48	285		268,450
Government National Mortgage Assoc.	4.000	06/20/52	22,160		20,713,484
Government National Mortgage Assoc.	4.000	07/20/52	4,921		4,600,070
Government National Mortgage Assoc.	4.000	08/20/52	117,610		109,934,125
Government National Mortgage Assoc.	4.500	02/20/41	770		763,709
Government National Mortgage Assoc.	4.500	07/20/52	46,726		44,973,401
Government National Mortgage Assoc.	4.500	08/20/52	217,364		209,345,779
Government National Mortgage Assoc.	5.000	08/20/39	233		235,631
Government National Mortgage Assoc.	5.000	09/20/52	74,829		73,741,194
Government National Mortgage Assoc.	5.000	02/20/54	15,733		15,448,125
Government National Mortgage Assoc.	5.500	10/20/52	23,896		23,985,248
Government National Mortgage Assoc.	5.500	11/20/52	64,994		65,224,460
Government National Mortgage Assoc.	6.000	01/15/33	9		9,354
Government National Mortgage Assoc.	6.000	03/15/33	2		2,273
Government National Mortgage Assoc.	6.000	05/15/33	3		3,584
Government National Mortgage Assoc.	6.000	06/15/33	2		1,529
Government National Mortgage Assoc.	6.000	12/15/33	11		10,878
Government National Mortgage Assoc.	6.000	12/20/52	25,666		25,981,540
Government National Mortgage Assoc.	6.000	01/20/53	9,790		9,910,161
Government National Mortgage Assoc.	6.000	02/20/53	36,022		36,692,892
Government National Mortgage Assoc.	6.000	06/20/53	5,889		5,992,253
Government National Mortgage Assoc.	6.500	09/15/32	15		15,621
Government National Mortgage Assoc.	6.500	09/15/32	25		25,838
Government National Mortgage Assoc.	6.500	11/15/33	15		15,386
Government National Mortgage Assoc.	6.500	11/15/33	43		44,558
Government National Mortgage Assoc.	6.500	07/15/38	—(r	)	417
Government National Mortgage Assoc.	6.500	07/20/54	66,958		68,537,298
Government National Mortgage Assoc.	7.000	09/20/53	2,235		2,307,266
Government National Mortgage Assoc.	7.000	10/20/53	2,599		2,687,113
Government National Mortgage Assoc.	8.000	08/20/31	—(r	)	116
Government National Mortgage Assoc.	8.500	06/15/30	—(r	)	89
Government National Mortgage Assoc.	8.500	08/20/30	1		616
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	8,736		9,204,768
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429		515,992
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519		1,257,703
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610		15,229,267

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Resolution Funding Corp. Principal Strips, Bonds	3.479%(s)	04/15/30	905	$743,168
Resolution Funding Corp. Principal Strips, Bonds	4.176(s)	01/15/30	7,498	6,215,338
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	871,616
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,495,115
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	268,370
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,706,010
Tennessee Valley Authority Generic Strips, Bonds	4.951(s)	07/15/35	13,972	8,482,535
Tennessee Valley Authority Principal Strips, Bonds	3.018(s)	05/01/30	6,423	5,210,528
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	798,713
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,280	2,146,425
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,320	4,957,646
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,271	1,239,588
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,410	5,137,955

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,056,699,162)				10,036,396,271

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds(h)(k)(kk)	1.375	08/15/50	660,000	329,381,250
U.S. Treasury Bonds(h)(k)(kk)	1.625	11/15/50	1,145,000	610,428,125
U.S. Treasury Bonds(h)(k)	2.500	02/15/45	41,805	29,714,210
U.S. Treasury Bonds(k)	2.500	02/15/46	100,000	70,046,875
U.S. Treasury Bonds(h)	3.000	11/15/44	138,000	107,316,563
U.S. Treasury Bonds(kk)	3.000	02/15/49	1,000	744,375
U.S. Treasury Bonds	4.750	11/15/43	83,000	83,894,844
U.S. Treasury Notes	2.125	05/15/25	12,270	12,258,018
U.S. Treasury Strips Coupon(k)	2.364(s)	05/15/45	32,250	11,977,593
U.S. Treasury Strips Coupon	2.389(s)	05/15/43	13,155	5,412,004
U.S. Treasury Strips Coupon(k)	2.509(s)	02/15/45	35,525	13,358,613
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	16,757,760
U.S. Treasury Strips Coupon(k)	3.146(s)	11/15/43	74,569	29,901,843
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	15,353,538
U.S. Treasury Strips Coupon(k)	3.212(s)	08/15/44	132,650	51,125,370
U.S. Treasury Strips Coupon(k)	3.619(s)	05/15/44	128,320	50,143,224
U.S. Treasury Strips Coupon(k)	3.826(s)	11/15/44	49,085	18,696,083
U.S. Treasury Strips Coupon	3.922(s)	08/15/45	42,525	15,581,938
U.S. Treasury Strips Coupon(k)	3.926(s)	08/15/42	63,055	27,047,347
U.S. Treasury Strips Coupon(k)	4.335(s)	08/15/51	50,000	13,773,648
U.S. Treasury Strips Coupon(k)	4.349(s)	02/15/43	2,100	875,137

See Notes to Financial Statements.

PGIM Total Return Bond Fund 193

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	4.369%(s)	05/15/42	18,020	$7,844,808
U.S. Treasury Strips Coupon(k)	4.433(s)	08/15/43	65,550	26,639,214
U.S. Treasury Strips Coupon	4.449(s)	11/15/42	17,285	7,328,754
U.S. Treasury Strips Coupon	4.500(s)	05/15/46	23,485	8,292,679
U.S. Treasury Strips Coupon(h)	4.522(s)	11/15/45	76,475	27,700,423
U.S. Treasury Strips Coupon(k)	4.531(s)	11/15/41	160,330	71,805,733
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	6,925	2,161,400
U.S. Treasury Strips Coupon(k)	4.667(s)	02/15/41	39,240	18,340,077
U.S. Treasury Strips Coupon	4.685(s)	08/15/40	10,470	5,023,399
U.S. Treasury Strips Coupon(k)	4.813(s)	02/15/42	36,390	16,064,114
U.S. Treasury Strips Coupon(k)	4.920(s)	08/15/48	25,990	8,215,326
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	19,925	6,140,006

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,985,935,510)				1,719,344,291

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.2%
PGIM AAA CLO ETF (cost $89,146,670)(wa)			1,740,083	89,074,849

COMMON STOCKS 0.2%

Chemicals 0.0%

TPC Group, Inc.*^			353,022	7,060,440

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^			58,748	1,297,777
Codere Group Topco SA (Spain) (Class A2 Stock)*^			82,700	1,826,891

				3,124,668

Interactive Media & Services 0.0%

Diamond Sports Group LLC*			791,890	11,324,027

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.			450,899	46,848,406

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 0.0%

Endo, Inc.*	2	$42
Endo, Inc. (Class A1 Stock), 144A^	148	—

		42

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*	1,695,385	11,867,695
Intelsat Emergence SA (Luxembourg)*	66,981	2,687,613

		14,555,308

TOTAL COMMON STOCKS (cost $14,169,471)		82,912,891

PREFERRED STOCKS 0.0%

Banks 0.0%

Citigroup Capital XIII, 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	655,600

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	315,000	6,970,950

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	110,440	1,274,345

TOTAL PREFERRED STOCKS (cost $8,815,071)		8,900,895

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	200	1,813

See Notes to Financial Statements.

PGIM Total Return Bond Fund 195

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Units	Value

WARRANTS* (Continued)

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26	1,481,098	$401,081

TOTAL WARRANTS (cost $7,763)		402,894

TOTAL LONG-TERM INVESTMENTS (cost $49,889,420,779)		48,481,170,237

	Shares

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS 3.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)	1,355,502,977	1,355,502,977
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $476,170,087; includes $474,732,847 of cash collateral for securities on loan)(b)(wa)	476,503,319	476,169,767

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,831,673,064)		1,831,672,744

OPTIONS PURCHASED*~ 0.0% (cost $322,379)		2,509,614

TOTAL SHORT-TERM INVESTMENTS (cost $1,831,995,443)		1,834,182,358

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $51,721,416,222)		50,315,352,595

OPTIONS WRITTEN*~ (0.0)% (premiums received $4,963,660)		(6,250,660)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.4% (cost $51,716,452,562)		50,309,101,935

Liabilities in excess of other assets(z) (2.4)%		(1,176,830,159)

NET ASSETS 100.0%		$49,132,271,776

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $667,822,374 and 1.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $464,978,543; cash collateral of $474,732,847 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18	$35,678,061	$30,807,325	0.1%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	35,625,556	29,585,587	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes,
Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	196,471,029	174,859,216	0.4
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A, 5.240%, 03/15/56	03/07/24	60,404,987	61,102,096	0.1
SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 144A, 5.380%, 07/15/53	06/25/24	25,386,928	25,835,615	0.0

Total		$353,566,561	$322,189,839	0.7%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Total Return Bond Fund 197

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Unfunded corporate bond commitment outstanding at April 30, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $10,082,939)^	10,236	$10,082,939	$—	$—

Unfunded loan commitments outstanding at April 30, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Dukes Education Group Ltd., Delayed Draw Term Loan, 1.000%, Maturity Date 11/25/28 (cost $24,526,183)^	19,440	$25,908,150	$1,381,967	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	4.000%	TBA	06/12/25	$(128,500)	$(119,721,870)
Federal National Mortgage Assoc.	4.500%	TBA	06/12/25	(14,000)	(13,383,129)
Federal National Mortgage Assoc.	5.000%	TBA	06/12/25	(6,500)	(6,359,512)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $139,178,770)					$(139,464,511)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.75	1,784	4,460	$22,300

(cost $25,208)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.410%	165,980	$554,564
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/ 4.410%	102,030	738

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	102,030	$987,436
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.410%	49,940	1,110
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	49,940	894,632
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	120,605	47,585
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	120,605	1,249

Total OTC Swaptions (cost $297,171)								$2,487,314

Total Options Purchased (cost $322,379)								$2,509,614

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.25	1,784	4,460	$(2,642,550)

3 Month SOFR	Put	12/12/25	$96.25	1,784	4,460	(691,300)

Total Exchange Traded (premiums received $2,810,992)						$(3,333,850)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%	—	298,867	$(103,151)

FNMA TBA 6.00%	Call	CITI	05/06/25	$101.52	—	104,500	(123,748)

Israel GAP^	Put	MSI	04/24/26	$85.00	—	20,000	(622)

Total OTC Traded (premiums received $1,998,835)							$(227,521)

See Notes to Financial Statements.

PGIM Total Return Bond Fund 199

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/4.410%		3.05%(A	)	165,980	$(766,700)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%		3.15%(A	)	204,060	(1,008,216)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%		3.21%(A	)	99,880	(898,190)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A	)	1 Day SOFR(A)/ 4.410%		241,210	(16,183)

Total OTC Swaptions (premiums received $153,833)										$(2,689,289)

Total Options Written (premiums received $4,963,660)										$(6,250,660)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

CDX.NA.HY.43.V1, 12/20/29	Put	05/21/25	$100.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	850,000	$1,360,445	$(2,606,412)
CDX.NA.HY.44.V1, 06/20/30	Put	05/21/25	$100.00	CDX.NA.HY. 44.V1(Q)	5.00%(Q)	900,000	1,862,164	(3,933,589)
CDX.NA.HY.44.V1, 06/20/30	Put	06/18/25	$ 99.00	CDX.NA.HY. 44.V1(Q)	5.00%(Q)	2,000,000	7,823,436	(8,001,564)

Total Centrally Cleared Swaptions (cost $ 25,587,610)							$11,046,045	$(14,541,565)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

CDX.NA.HY.43.V1, 12/20/29	Call	05/21/25	$100.00	CDX.NA.HY. 43.V1(Q	)	5.00%(Q	)	850,000	$(31,738,526)	$(3,236,504)
CDX.NA.HY.44.V1, 06/20/30	Call	05/21/25	$100.00	CDX.NA.HY. 44.V1(Q	)	5.00%(Q	)	900,000	(31,898,895)	(1,573,782)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written (continued):

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

CDX.NA.HY.44.V1, 06/20/30	Call	06/18/25	$ 99.00	CDX.NA.HY. 44.V1(Q)	5.00%(Q)	2,000,000	$(86,874,662)	$(8,074,662)
CDX.NA.HY.43.V1, 12/20/29	Put	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY. 43.V1	87,500	(271,267)	52,483
CDX.NA.HY.44.V1, 06/20/30	Put	06/18/25	$ 96.00	5.00%(Q)	CDX.NA.HY. 44.V1	88,170	(191,886)	689,814
CDX.NA.HY.44.V1, 06/20/30	Put	06/18/25	$ 98.00	5.00%(Q)	CDX.NA.HY. 44.V1	85,610	(270,122)	341,990
CDX.NA.HY.44.V1, 06/20/30	Put	07/16/25	$ 99.00	5.00%(Q)	CDX.NA.HY. 44.V1	85,360	(592,120)	(41,548)
CDX.NA.IG.43.V1, 12/20/29	Put	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG. 43.V1	435,000	(177,652)	226,898
CDX.NA.IG.44.V1, 06/20/30	Put	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG. 44.V1	433,760	(283,169)	68,177

Total Centrally Cleared Swaptions (premiums received $140,751,165)							$(152,298,299)	$(11,547,134)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,432	3 Month CME SOFR	Jun. 2025	$581,552,000	$1,236,554
13,055	2 Year U.S. Treasury Notes	Jun. 2025	2,717,377,858	20,826,735
31,203	5 Year U.S. Treasury Notes	Jun. 2025	3,407,221,258	59,650,547
26,613	10 Year U.S. Treasury Notes	Jun. 2025	2,986,477,594	66,504,680
17,250	10 Year U.S. Ultra Treasury Notes	Jun. 2025	1,979,168,055	36,388,582
33,398	20 Year U.S. Treasury Bonds	Jun. 2025	3,895,041,750	54,827,125
5,682	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	687,699,563	17,368,024
100	30 Year UMBS TBA – 5.0% Coupon	Jun. 2025	9,775,781	124,491
100	30 Year UMBS TBA – 6.0% Coupon	Jun. 2025	10,130,469	66,288
50	Bloomberg IG Credit	Jun. 2025	5,216,250	(47,579)

				256,945,447

Short Positions:
2,518	5 Year Euro-Bobl	Jun. 2025	341,246,525	(2,053,976)

See Notes to Financial Statements.

PGIM Total Return Bond Fund 201

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Futures contracts outstanding at April 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2,540	10 Year Euro-Bund	Jun. 2025	$379,188,911	$1,666,440
635	Euro Schatz Index	Jun. 2025	77,381,528	(367,420)

				(754,956)

				$256,190,491

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	DB	BRL	759,539	$132,389,537	$133,675,194	$1,285,657	$—
Expiring 06/03/25	BNP	BRL	569,140	99,152,363	99,430,037	277,674	—
British Pound,
Expiring 07/22/25	JPM	GBP	31,776	42,160,142	42,361,169	201,027	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	18,582,069	19,417,000	19,617,562	200,562	—
Expiring 06/18/25	CITI	CLP	14,371,837	15,083,000	15,172,713	89,713	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	108,392	14,870,000	14,968,527	98,527	—
Colombian Peso,
Expiring 06/18/25	CITI	COP	324,264,000	77,991,197	76,194,325	—	(1,796,872)
Expiring 06/18/25	TD	COP	131,304,129	31,463,000	30,853,346	—	(609,654)
Euro,
Expiring 07/22/25	BOA	EUR	12,960	14,810,000	14,758,718	—	(51,282)
Expiring 07/22/25	HSBC	EUR	27,311	31,130,112	31,101,020	—	(29,092)
Expiring 07/22/25	JPM	EUR	43,060	49,330,699	49,035,143	—	(295,556)
Expiring 07/22/25	JPM	EUR	32,471	37,132,193	36,976,967	—	(155,226)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	6,882,791	19,082,024	19,195,541	113,517	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	14,440,837	164,923,166	170,048,248	5,125,082	—
Expiring 06/18/25	JPM	INR	8,850,836	100,582,823	104,223,120	3,640,297	—
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	1,906,740,000	116,115,949	114,981,261	—	(1,134,688)
Expiring 06/18/25	HSBC	IDR	656,951,415	39,869,000	39,615,838	—	(253,162)
Japanese Yen,
Expiring 07/22/25	HSBC	JPY	2,692,415	18,879,000	19,008,293	129,293	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/22/25	SCB	JPY	5,673,906	$40,150,772	$40,057,443	$—	$(93,329)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	766,185	37,645,000	38,808,675	1,163,675	—
Expiring 06/18/25	CITI	MXN	1,226,127	59,501,962	62,105,596	2,603,634	—
New Taiwanese Dollar,
Expiring 06/18/25	CITI	TWD	470,108	14,730,000	14,795,738	65,738	—
Expiring 06/18/25	HSBC	TWD	1,814,490	56,418,000	57,107,573	689,573	—
Expiring 06/18/25	HSBC	TWD	1,361,002	41,349,000	42,834,915	1,485,915	—
Expiring 06/18/25	SCB	TWD	1,465,819	44,608,000	46,133,813	1,525,813	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	145,174	39,333,000	39,535,019	202,019	—
Expiring 06/18/25	CITI	PEN	121,371	33,089,920	33,052,613	—	(37,307)
Expiring 06/18/25	SCB	PEN	96,811	26,428,000	26,364,378	—	(63,622)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	6,567,714	114,593,798	117,612,027	3,018,229	—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	48,214	12,715,459	12,729,819	14,360	—
South African Rand,
Expiring 06/18/25	HSBC	ZAR	597,363	32,454,814	31,988,384	—	(466,430)
South Korean Won,
Expiring 06/18/25	BOA	KRW	45,734,368	31,672,000	32,206,621	534,621	—
Expiring 06/18/25	CITI	KRW	20,822,475	14,730,000	14,663,405	—	(66,595)
Thai Baht,
Expiring 06/18/25	HSBC	THB	1,099,663	33,070,000	33,040,092	—	(29,908)
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	4,793,043	119,713,855	119,609,086	—	(104,769)

				$1,776,584,785	$1,793,862,219	22,464,926	(5,187,492)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	BNP	BRL	565,306	$99,155,634	$99,491,190	$—	$(335,556)
Expiring 05/05/25	CITI	BRL	194,233	32,923,000	34,184,003	—	(1,261,003)
British Pound,
Expiring 07/22/25	DB	GBP	519,962	687,945,240	693,172,887	—	(5,227,647)

See Notes to Financial Statements.

PGIM Total Return Bond Fund 203

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/18/25	BOA	CLP	13,990,150	$15,100,000	$14,769,757	$330,243	$—
Expiring 06/18/25	CITI	CLP	27,730,917	29,792,242	29,276,233	516,009	—
Expiring 06/18/25	DB	CLP	14,000,504	15,022,000	14,780,688	241,312	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	108,845	14,870,000	15,031,158	—	(161,158)
Expiring 06/18/25	JPM	CNH	1,935,864	268,317,387	267,335,836	981,551	—
Colombian Peso,
Expiring 06/18/25	BARC	COP	72,769,750	17,490,500	17,099,160	391,340	—
Expiring 06/18/25	CITI	COP	75,622,625	17,490,500	17,769,518	—	(279,018)
Expiring 06/18/25	CITI	COP	66,907,540	14,995,000	15,721,680	—	(726,680)
Expiring 06/18/25	DB	COP	63,616,774	15,007,000	14,948,428	58,572	—
Czech Koruna,
Expiring 07/22/25	CITI	CZK	978,385	44,543,419	44,509,819	33,600	—
Euro,
Expiring 07/22/25	HSBC	EUR	1,440,703	1,585,249,005	1,640,619,814	—	(55,370,809)
Expiring 07/22/25	HSBC	EUR	20,185	23,053,000	22,986,301	66,699	—
Expiring 07/22/25	JPM	EUR	109,257	124,693,946	124,418,288	275,658	—
Expiring 07/22/25	MSI	EUR	129,158	146,533,166	147,080,886	—	(547,720)
Expiring 07/22/25	MSI	EUR	26,243	29,923,321	29,884,840	38,481	—
Expiring 07/22/25	SCB	EUR	118,971	131,047,035	135,480,326	—	(4,433,291)
Expiring 07/22/25	SSB	EUR	1,579,776	1,809,029,768	1,798,990,579	10,039,189	—
Expiring 07/22/25	TD	EUR	1,563,610	1,786,968,042	1,780,581,760	6,386,282	—
Indian Rupee,
Expiring 06/18/25	HSBC	INR	3,842,867	44,389,000	45,251,722	—	(862,722)
Expiring 06/18/25	MSI	INR	4,692,196	53,375,000	55,253,012	—	(1,878,012)
Expiring 06/18/25	MSI	INR	3,988,539	45,563,000	46,967,093	—	(1,404,093)
Expiring 06/18/25	SSB	INR	3,354,909	38,812,000	39,505,773	—	(693,773)
Mexican Peso,
Expiring 06/18/25	DB	MXN	717,140	34,336,000	36,324,458	—	(1,988,458)
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	1,535,073	46,851,000	48,313,453	—	(1,462,453)
Expiring 06/18/25	HSBC	TWD	7,109,610	217,919,095	223,761,235	—	(5,842,140)
Expiring 06/18/25	HSBC	TWD	1,699,112	51,827,000	53,476,260	—	(1,649,260)
Expiring 06/18/25	MSI	TWD	1,512,266	46,380,000	47,595,655	—	(1,215,655)
Peruvian Nuevo Sol,
Expiring 06/18/25	DB	PEN	103,737	28,355,000	28,250,446	104,554	—
Expiring 06/18/25	SCB	PEN	130,267	35,487,000	35,475,306	11,694	—
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	200,829	151,637,967	154,193,476	—	(2,555,509)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/18/25	BOA	SGD	61,748	$46,454,000	$47,408,788	$—	$(954,788)
South Korean Won,
Expiring 06/18/25	BNP	KRW	182,400,500	126,826,428	128,448,343	—	(1,621,915)
Expiring 06/18/25	BNY	KRW	182,400,500	126,757,681	128,448,343	—	(1,690,662)
Thai Baht,
Expiring 06/18/25	CITI	THB	1,582,667	46,707,000	47,552,233	—	(845,233)
Expiring 06/18/25	HSBC	THB	4,967,742	147,596,877	149,258,981	—	(1,662,104)

				$8,198,423,253	$8,273,617,728	19,475,184	(94,669,659)

						$41,940,110	$(99,857,151)

Cross currency exchange contracts outstanding at April 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	9,739	JPY	1,562,029	$62,897	$—	MSI
07/22/25	Buy	JPY	1,570,037	EUR	9,739	—	(6,362)	CITI
07/22/25	Buy	JPY	3,143,070	EUR	19,479	8,423	—	MSI

						$71,320	$(6,362)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D05)	06/20/30	1.000%(Q)	6,000	$1,370,323	$163	$1,370,160	BARC
Dominican Republic (D05)	06/20/30	1.000%(Q)	6,000	340,348	163	340,185	BARC
Emirate of Abu Dhabi (D05)	06/20/30	1.000%(Q)	6,000	(177,499)	163	(177,662)	BARC
Federal Republic of Nigeria (D05)	06/20/30	1.000%(Q)	6,000	1,384,004	163	1,383,841	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund 205

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federation of Malaysia (D05)	06/20/30	1.000%(Q)	9,000	$(164,559)	$245	$(164,804)	BARC
Federative Republic of Brazil (D05)	06/20/30	1.000%(Q)	27,000	956,067	734	955,333	BARC
Kingdom of Bahrain (D05)	06/20/30	1.000%(Q)	6,000	366,569	163	366,406	BARC
Kingdom of Morocco (D05)	06/20/30	1.000%(Q)	6,000	70,894	163	70,731	BARC
Kingdom of Saudi Arabia (D05)	06/20/30	1.000%(Q)	15,000	(130,110)	408	(130,518)	BARC
People’s Republic of China (D05)	06/20/30	1.000%(Q)	27,000	(511,756)	734	(512,490)	BARC
Republic of Argentina (D05)	06/20/30	1.000%(Q)	6,000	1,734,631	163	1,734,468	BARC
Republic of Chile (D05)	06/20/30	1.000%(Q)	18,000	(274,269)	489	(274,758)	BARC
Republic of Colombia (D05)	06/20/30	1.000%(Q)	21,000	1,514,435	571	1,513,864	BARC
Republic of Indonesia (D05)	06/20/30	1.000%(Q)	24,000	(55,136)	652	(55,788)	BARC
Republic of Ivory Coast (D05)	06/20/30	1.000%(Q)	6,000	960,058	163	959,895	BARC
Republic of Panama (D05)	06/20/30	1.000%(Q)	6,000	330,738	163	330,575	BARC
Republic of Peru (D05)	06/20/30	1.000%(Q)	9,000	(2,554)	245	(2,799)	BARC
Republic of Philippines (D05)	06/20/30	1.000%(Q)	9,000	(101,387)	245	(101,632)	BARC
Republic of South Africa (D05)	06/20/30	1.000%(Q)	27,000	1,700,087	734	1,699,353	BARC
Republic of Turkey (D05)	06/20/30	1.000%(Q)	27,000	2,990,174	734	2,989,440	BARC
Sultanate of Oman (D05)	06/20/30	1.000%(Q)	6,000	76,625	163	76,462	BARC
United Mexican States (D05)	06/20/30	1.000%(Q)	27,000	463,655	734	462,921	BARC
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(8,526)	212	(8,738)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(15,284)	425	(15,709)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	$(23,398)	$1,275	$(24,673)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(6,576)	212	(6,788)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(41,365)	1,275	(42,640)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	58,769	212	58,557	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(7,479)	212	(7,691)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(1,247)	531	(1,778)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	3,600	(29,395)	956	(30,351)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q)	800	(588)	212	(800)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	800	(6,077)	212	(6,289)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q)	800	(7,181)	212	(7,393)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q)	4,000	(6,389)	1,062	(7,451)	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	4,800	58,373	1,275	57,098	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	800	(8,732)	212	(8,944)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q)	4,800	(28,045)	1,275	(29,320)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	100	(1,066)	34	(1,100)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	200	(1,910)	68	(1,978)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	600	(2,925)	204	(3,129)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	100	(822)	34	(856)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q)	600	(5,170)	204	(5,374)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q)	100	7,346	34	7,312	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 207

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Chile (D07)	06/20/26	1.000%(Q)	100	$(935)	$34	$(969)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q)	250	(156)	85	(241)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	450	(3,674)	153	(3,827)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q)	100	(73)	34	(107)	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q)	100	(760)	34	(794)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q)	100	(898)	34	(932)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q)	500	(798)	170	(968)	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q)	600	7,297	204	7,093	BOA
State of Qatar (D07)	06/20/26	1.000%(Q)	100	(1,091)	34	(1,125)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q)	600	(3,505)	204	(3,709)	BOA
Arab Republic of Egypt (D17)	06/20/30	1.000%(Q)	4,000	913,549	109	913,440	GSI
Dominican Republic (D17)	06/20/30	1.000%(Q)	4,000	226,899	109	226,790	GSI
Emirate of Abu Dhabi (D17)	06/20/30	1.000%(Q)	4,000	(118,332)	109	(118,441)	GSI
Federal Republic of Nigeria (D17)	06/20/30	1.000%(Q)	4,000	922,670	109	922,561	GSI
Federation of Malaysia (D17)	06/20/30	1.000%(Q)	6,000	(109,706)	163	(109,869)	GSI
Federative Republic of Brazil (D17)	06/20/30	1.000%(Q)	18,000	637,378	489	636,889	GSI
Kingdom of Bahrain (D17)	06/20/30	1.000%(Q)	4,000	244,380	109	244,271	GSI
Kingdom of Morocco (D17)	06/20/30	1.000%(Q)	4,000	47,263	109	47,154	GSI
Kingdom of Saudi Arabia (D17)	06/20/30	1.000%(Q)	10,000	(86,740)	272	(87,012)	GSI
People’s Republic of China (D17)	06/20/30	1.000%(Q)	18,000	(341,171)	489	(341,660)	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D17)	06/20/30	1.000%(Q)	4,000	$ 1,156,421	$109	$ 1,156,312	GSI
Republic of Chile (D17)	06/20/30	1.000%(Q)	12,000	(182,846)	326	(183,172)	GSI
Republic of Colombia (D17)	06/20/30	1.000%(Q)	14,000	1,009,623	381	1,009,242	GSI
Republic of Indonesia (D17)	06/20/30	1.000%(Q)	16,000	(36,757)	435	(37,192)	GSI
Republic of Ivory Coast (D17)	06/20/30	1.000%(Q)	4,000	640,039	109	639,930	GSI
Republic of Panama (D17)	06/20/30	1.000%(Q)	4,000	220,493	109	220,384	GSI
Republic of Peru (D17)	06/20/30	1.000%(Q)	6,000	(1,703)	163	(1,866)	GSI
Republic of Philippines (D17)	06/20/30	1.000%(Q)	6,000	(67,592)	163	(67,755)	GSI
Republic of South Africa (D17)	06/20/30	1.000%(Q)	18,000	1,133,391	489	1,132,902	GSI
Republic of Turkey (D17)	06/20/30	1.000%(Q)	18,000	1,993,449	489	1,992,960	GSI
Sultanate of Oman (D17)	06/20/30	1.000%(Q)	4,000	51,084	109	50,975	GSI
United Mexican States (D17)	06/20/30	1.000%(Q)	18,000	309,103	489	308,614	GSI
Arab Republic of Egypt (D18)	06/20/30	1.000%(Q)	2,000	456,774	327	456,447	GSI
Dominican Republic (D18)	06/20/30	1.000%(Q)	2,000	113,449	327	113,122	GSI
Emirate of Abu Dhabi (D18)	06/20/30	1.000%(Q)	2,000	(59,166)	327	(59,493)	GSI
Federal Republic of Nigeria (D18)	06/20/30	1.000%(Q)	2,000	461,335	327	461,008	GSI
Federation of Malaysia (D18)	06/20/30	1.000%(Q)	3,000	(54,853)	491	(55,344)	GSI
Federative Republic of Brazil (D18)	06/20/30	1.000%(Q)	9,000	318,689	1,472	317,217	GSI
Kingdom of Bahrain (D18)	06/20/30	1.000%(Q)	2,000	122,190	327	121,863	GSI
Kingdom of Morocco (D18)	06/20/30	1.000%(Q)	2,000	23,631	327	23,304	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 209

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D18)	06/20/30	1.000%(Q)	5,000	$(43,370)	$818	$(44,188)	GSI
People’s Republic of China (D18)	06/20/30	1.000%(Q)	9,000	(170,585)	1,472	(172,057)	GSI
Republic of Argentina (D18)	06/20/30	1.000%(Q)	2,000	578,210	327	577,883	GSI
Republic of Chile (D18)	06/20/30	1.000%(Q)	6,000	(91,423)	981	(92,404)	GSI
Republic of Colombia (D18)	06/20/30	1.000%(Q)	7,000	504,812	1,145	503,667	GSI
Republic of Indonesia (D18)	06/20/30	1.000%(Q)	8,000	(18,379)	1,308	(19,687)	GSI
Republic of Ivory Coast (D18)	06/20/30	1.000%(Q)	2,000	320,019	327	319,692	GSI
Republic of Panama (D18)	06/20/30	1.000%(Q)	2,000	110,246	327	109,919	GSI
Republic of Peru (D18)	06/20/30	1.000%(Q)	3,000	(851)	491	(1,342)	GSI
Republic of Philippines (D18)	06/20/30	1.000%(Q)	3,000	(33,795)	491	(34,286)	GSI
Republic of South Africa (D18)	06/20/30	1.000%(Q)	9,000	566,696	1,472	565,224	GSI
Republic of Turkey (D18)	06/20/30	1.000%(Q)	9,000	996,725	1,472	995,253	GSI
Sultanate of Oman (D18)	06/20/30	1.000%(Q)	2,000	25,542	327	25,215	GSI
United Mexican States (D18)	06/20/30	1.000%(Q)	9,000	154,552	1,472	153,080	GSI
Arab Republic of Egypt (D19)	06/20/30	1.000%(Q)	5,000	1,141,936	818	1,141,118	GSI
Dominican Republic (D19)	06/20/30	1.000%(Q)	5,000	283,623	818	282,805	GSI
Emirate of Abu Dhabi (D19)	06/20/30	1.000%(Q)	5,000	(147,915)	818	(148,733)	GSI
Federal Republic of Nigeria (D19)	06/20/30	1.000%(Q)	5,000	1,153,337	818	1,152,519	GSI
Federation of Malaysia (D19)	06/20/30	1.000%(Q)	7,500	(137,133)	1,226	(138,359)	GSI
Federative Republic of Brazil (D19)	06/20/30	1.000%(Q)	22,500	796,722	3,679	793,043	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Bahrain (D19)	06/20/30	1.000%(Q)	5,000	$ 305,475	$818	$ 304,657	GSI
Kingdom of Morocco (D19)	06/20/30	1.000%(Q)	5,000	59,079	818	58,261	GSI
Kingdom of Saudi Arabia (D19)	06/20/30	1.000%(Q)	12,500	(108,425)	2,044	(110,469)	GSI
People’s Republic of China (D19)	06/20/30	1.000%(Q)	22,500	(426,463)	3,679	(430,142)	GSI
Republic of Argentina (D19)	06/20/30	1.000%(Q)	5,000	1,445,526	818	1,444,708	GSI
Republic of Chile (D19)	06/20/30	1.000%(Q)	15,000	(228,557)	2,453	(231,010)	GSI
Republic of Colombia (D19)	06/20/30	1.000%(Q)	17,500	1,262,029	2,862	1,259,167	GSI
Republic of Indonesia (D19)	06/20/30	1.000%(Q)	20,000	(45,946)	3,271	(49,217)	GSI
Republic of Ivory Coast (D19)	06/20/30	1.000%(Q)	5,000	800,049	818	799,231	GSI
Republic of Panama (D19)	06/20/30	1.000%(Q)	5,000	275,616	818	274,798	GSI
Republic of Peru (D19)	06/20/30	1.000%(Q)	7,500	(2,129)	1,226	(3,355)	GSI
Republic of Philippines (D19)	06/20/30	1.000%(Q)	7,500	(84,490)	1,226	(85,716)	GSI
Republic of South Africa (D19)	06/20/30	1.000%(Q)	22,500	1,416,739	3,679	1,413,060	GSI
Republic of Turkey (D19)	06/20/30	1.000%(Q)	22,500	2,491,811	3,679	2,488,132	GSI
Sultanate of Oman (D19)	06/20/30	1.000%(Q)	5,000	63,855	818	63,037	GSI
United Mexican States (D19)	06/20/30	1.000%(Q)	22,500	386,378	3,679	382,699	GSI
Arab Republic of Egypt (D20)	06/20/30	1.000%(Q)	2,000	456,775	382	456,393	BOA
Dominican Republic (D20)	06/20/30	1.000%(Q)	2,000	113,449	382	113,067	BOA
Emirate of Abu Dhabi (D20)	06/20/30	1.000%(Q)	2,000	(59,166)	382	(59,548)	BOA
Federal Republic of Nigeria (D20)	06/20/30	1.000%(Q)	2,000	461,335	382	460,953	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 211

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federation of Malaysia (D20)	06/20/30	1.000%(Q)	3,000	$(54,853)	$573	$(55,426)	BOA
Federative Republic of Brazil (D20)	06/20/30	1.000%(Q)	9,000	318,689	1,718	316,971	BOA
Kingdom of Bahrain (D20)	06/20/30	1.000%(Q)	2,000	122,190	382	121,808	BOA
Kingdom of Morocco (D20)	06/20/30	1.000%(Q)	2,000	23,632	382	23,250	BOA
Kingdom of Saudi Arabia (D20)	06/20/30	1.000%(Q)	5,000	(43,371)	954	(44,325)	BOA
People’s Republic of China (D20)	06/20/30	1.000%(Q)	9,000	(170,585)	1,718	(172,303)	BOA
Republic of Argentina (D20)	06/20/30	1.000%(Q)	2,000	578,211	382	577,829	BOA
Republic of Chile (D20)	06/20/30	1.000%(Q)	6,000	(91,423)	1,145	(92,568)	BOA
Republic of Colombia (D20)	06/20/30	1.000%(Q)	7,000	504,811	1,336	503,475	BOA
Republic of Indonesia (D20)	06/20/30	1.000%(Q)	8,000	(18,378)	1,527	(19,905)	BOA
Republic of Ivory Coast (D20)	06/20/30	1.000%(Q)	2,000	320,020	382	319,638	BOA
Republic of Panama (D20)	06/20/30	1.000%(Q)	2,000	110,246	382	109,864	BOA
Republic of Peru (D20)	06/20/30	1.000%(Q)	3,000	(851)	573	(1,424)	BOA
Republic of Philippines (D20)	06/20/30	1.000%(Q)	3,000	(33,795)	573	(34,368)	BOA
Republic of South Africa (D20)	06/20/30	1.000%(Q)	9,000	566,696	1,718	564,978	BOA
Republic of Turkey (D20)	06/20/30	1.000%(Q)	9,000	996,725	1,718	995,007	BOA
Sultanate of Oman (D20)	06/20/30	1.000%(Q)	2,000	25,542	382	25,160	BOA
United Mexican States (D20)	06/20/30	1.000%(Q)	9,000	154,552	1,718	152,834	BOA
Arab Republic of Egypt (D21)	06/20/30	1.000%(Q)	4,000	913,548	873	912,675	BARC
Dominican Republic (D21)	06/20/30	1.000%(Q)	4,000	226,898	873	226,025	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federal Republic of Nigeria (D21)	06/20/30	1.000%(Q)	4,000	$ 922,669	$873	$ 921,796	BARC
Federative Republic of Brazil (D21)	06/20/30	1.000%(Q)	18,000	637,378	3,929	633,449	BARC
Kingdom of Bahrain (D21)	06/20/30	1.000%(Q)	4,000	244,379	873	243,506	BARC
Kingdom of Morocco (D21)	06/20/30	1.000%(Q)	4,000	47,262	873	46,389	BARC
Republic of Argentina (D21)	06/20/30	1.000%(Q)	4,000	1,156,421	873	1,155,548	BARC
Republic of Colombia (D21)	06/20/30	1.000%(Q)	14,000	1,009,623	3,056	1,006,567	BARC
Republic of Ivory Coast (D21)	06/20/30	1.000%(Q)	4,000	640,039	873	639,166	BARC
Republic of South Africa (D21)	06/20/30	1.000%(Q)	18,000	1,133,391	3,929	1,129,462	BARC
Republic of Turkey (D21)	06/20/30	1.000%(Q)	18,000	1,993,449	3,929	1,989,520	BARC
Sultanate of Oman (D21)	06/20/30	1.000%(Q)	4,000	51,084	873	50,211	BARC
Arab Republic of Egypt (D22)	06/20/30	1.000%(Q)	2,000	456,775	822	455,953	GSI
Dominican Republic (D22)	06/20/30	1.000%(Q)	2,000	113,450	822	112,628	GSI
Federal Republic of Nigeria (D22)	06/20/30	1.000%(Q)	2,000	461,335	822	460,513	GSI
Federative Republic of Brazil (D22)	06/20/30	1.000%(Q)	9,000	318,689	3,697	314,992	GSI
Kingdom of Bahrain (D22)	06/20/30	1.000%(Q)	2,000	122,190	822	121,368	GSI
Kingdom of Morocco (D22)	06/20/30	1.000%(Q)	2,000	23,632	822	22,810	GSI
Republic of Argentina (D22)	06/20/30	1.000%(Q)	2,000	578,211	822	577,389	GSI
Republic of Colombia (D22)	06/20/30	1.000%(Q)	7,000	504,811	2,875	501,936	GSI
Republic of Ivory Coast (D22)	06/20/30	1.000%(Q)	2,000	320,020	822	319,198	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 213

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D22)	06/20/30	1.000%(Q)	9,000	$566,696	$3,697	$562,999	GSI
Republic of Turkey (D22)	06/20/30	1.000%(Q)	9,000	996,725	3,697	993,028	GSI
Sultanate of Oman (D22)	06/20/30	1.000%(Q)	2,000	25,542	822	24,720	GSI
Arab Republic of Egypt (D23)	06/20/30	1.000%(Q)	4,000	913,548	2,196	911,352	MSI
Dominican Republic (D23)	06/20/30	1.000%(Q)	4,000	226,898	2,196	224,702	MSI
Emirate of Abu Dhabi (D23)	06/20/30	1.000%(Q)	4,000	(118,333)	2,196	(120,529)	MSI
Federal Republic of Nigeria (D23)	06/20/30	1.000%(Q)	4,000	922,669	2,196	920,473	MSI
Federation of Malaysia (D23)	06/20/30	1.000%(Q)	6,000	(109,706)	3,295	(113,001)	MSI
Federative Republic of Brazil (D23)	06/20/30	1.000%(Q)	18,000	637,378	9,884	627,494	MSI
Kingdom of Bahrain (D23)	06/20/30	1.000%(Q)	4,000	244,379	2,196	242,183	MSI
Kingdom of Morocco (D23)	06/20/30	1.000%(Q)	4,000	47,262	2,196	45,066	MSI
Kingdom of Saudi Arabia (D23)	06/20/30	1.000%(Q)	10,000	(86,740)	5,491	(92,231)	MSI
People’s Republic of China (D23)	06/20/30	1.000%(Q)	18,000	(341,170)	9,884	(351,054)	MSI
Republic of Argentina (D23)	06/20/30	1.000%(Q)	4,000	1,156,420	2,196	1,154,224	MSI
Republic of Chile (D23)	06/20/30	1.000%(Q)	12,000	(182,846)	6,589	(189,435)	MSI
Republic of Colombia (D23)	06/20/30	1.000%(Q)	14,000	1,009,623	7,688	1,001,935	MSI
Republic of Indonesia (D23)	06/20/30	1.000%(Q)	16,000	(36,757)	8,786	(45,543)	MSI
Republic of Ivory Coast (D23)	06/20/30	1.000%(Q)	4,000	640,038	2,196	637,842	MSI
Republic of Panama (D23)	06/20/30	1.000%(Q)	4,000	220,492	2,196	218,296	MSI
Republic of Peru (D23)	06/20/30	1.000%(Q)	6,000	(1,702)	3,295	(4,997)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D23)	06/20/30	1.000%(Q)	6,000	$(67,591)	$3,295	$(70,886)	MSI
Republic of South Africa (D23)	06/20/30	1.000%(Q)	18,000	1,133,391	9,884	1,123,507	MSI
Republic of Turkey (D23)	06/20/30	1.000%(Q)	18,000	1,993,449	9,884	1,983,565	MSI
Sultanate of Oman (D23)	06/20/30	1.000%(Q)	4,000	51,083	2,196	48,887	MSI
United Mexican States (D23)	06/20/30	1.000%(Q)	18,000	309,103	9,884	299,219	MSI
Arab Republic of Egypt (D24)	06/20/30	1.000%(Q)	2,000	456,774	1,098	455,676	BOA
Dominican Republic (D24)	06/20/30	1.000%(Q)	2,000	113,449	1,098	112,351	BOA
Emirate of Abu Dhabi (D24)	06/20/30	1.000%(Q)	2,000	(59,167)	1,098	(60,265)	BOA
Federal Republic of Nigeria (D24)	06/20/30	1.000%(Q)	2,000	461,335	1,098	460,237	BOA
Federation of Malaysia (D24)	06/20/30	1.000%(Q)	3,000	(54,853)	1,647	(56,500)	BOA
Federative Republic of Brazil (D24)	06/20/30	1.000%(Q)	9,000	318,689	4,942	313,747	BOA
Kingdom of Bahrain (D24)	06/20/30	1.000%(Q)	2,000	122,190	1,098	121,092	BOA
Kingdom of Morocco (D24)	06/20/30	1.000%(Q)	2,000	23,631	1,098	22,533	BOA
Kingdom of Saudi Arabia (D24)	06/20/30	1.000%(Q)	5,000	(43,370)	2,746	(46,116)	BOA
People’s Republic of China (D24)	06/20/30	1.000%(Q)	9,000	(170,585)	4,942	(175,527)	BOA
Republic of Argentina (D24)	06/20/30	1.000%(Q)	2,000	578,210	1,098	577,112	BOA
Republic of Chile (D24)	06/20/30	1.000%(Q)	6,000	(91,422)	3,295	(94,717)	BOA
Republic of Colombia (D24)	06/20/30	1.000%(Q)	7,000	504,812	3,844	500,968	BOA
Republic of Indonesia (D24)	06/20/30	1.000%(Q)	8,000	(18,378)	4,393	(22,771)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 215

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Ivory Coast (D24)	06/20/30	1.000%(Q)	2,000	$320,019	$1,098	$318,921	BOA
Republic of Panama (D24)	06/20/30	1.000%(Q)	2,000	110,246	1,098	109,148	BOA
Republic of Peru (D24)	06/20/30	1.000%(Q)	3,000	(852)	1,647	(2,499)	BOA
Republic of Philippines (D24)	06/20/30	1.000%(Q)	3,000	(33,796)	1,647	(35,443)	BOA
Republic of South Africa (D24)	06/20/30	1.000%(Q)	9,000	566,696	4,942	561,754	BOA
Republic of Turkey (D24)	06/20/30	1.000%(Q)	9,000	996,725	4,942	991,783	BOA
Sultanate of Oman (D24)	06/20/30	1.000%(Q)	2,000	25,542	1,098	24,444	BOA
United Mexican States (D24)	06/20/30	1.000%(Q)	9,000	154,552	4,942	149,610	BOA
Arab Republic of Egypt (D25)	06/20/30	1.000%(Q)	2,000	456,774	1,098	455,676	CITI
Dominican Republic (D25)	06/20/30	1.000%(Q)	2,000	113,449	1,098	112,351	CITI
Emirate of Abu Dhabi (D25)	06/20/30	1.000%(Q)	2,000	(59,167)	1,098	(60,265)	CITI
Federal Republic of Nigeria (D25)	06/20/30	1.000%(Q)	2,000	461,335	1,098	460,237	CITI
Federation of Malaysia (D25)	06/20/30	1.000%(Q)	3,000	(54,853)	1,647	(56,500)	CITI
Federative Republic of Brazil (D25)	06/20/30	1.000%(Q)	9,000	318,689	4,942	313,747	CITI
Kingdom of Bahrain (D25)	06/20/30	1.000%(Q)	2,000	122,190	1,098	121,092	CITI
Kingdom of Morocco (D25)	06/20/30	1.000%(Q)	2,000	23,631	1,098	22,533	CITI
Kingdom of Saudi Arabia (D25)	06/20/30	1.000%(Q)	5,000	(43,370)	2,746	(46,116)	CITI
People’s Republic of China (D25)	06/20/30	1.000%(Q)	9,000	(170,585)	4,942	(175,527)	CITI
Republic of Argentina (D25)	06/20/30	1.000%(Q)	2,000	578,210	1,098	577,112	CITI
Republic of Chile (D25)	06/20/30	1.000%(Q)	6,000	(91,422)	3,295	(94,717)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D25)	06/20/30	1.000%(Q)	7,000	$504,812	$3,844	$500,968	CITI
Republic of Indonesia (D25)	06/20/30	1.000%(Q)	8,000	(18,378)	4,393	(22,771)	CITI
Republic of Ivory Coast (D25)	06/20/30	1.000%(Q)	2,000	320,019	1,098	318,921	CITI
Republic of Panama (D25)	06/20/30	1.000%(Q)	2,000	110,246	1,098	109,148	CITI
Republic of Peru (D25)	06/20/30	1.000%(Q)	3,000	(852)	1,647	(2,499)	CITI
Republic of Philippines (D25)	06/20/30	1.000%(Q)	3,000	(33,796)	1,647	(35,443)	CITI
Republic of South Africa (D25)	06/20/30	1.000%(Q)	9,000	566,696	4,942	561,754	CITI
Republic of Turkey (D25)	06/20/30	1.000%(Q)	9,000	996,725	4,942	991,783	CITI
Sultanate of Oman (D25)	06/20/30	1.000%(Q)	2,000	25,542	1,098	24,444	CITI
United Mexican States (D25)	06/20/30	1.000%(Q)	9,000	154,552	4,942	149,610	CITI
Arab Republic of Egypt (D26)	06/20/30	1.000%(Q)	4,000	913,549	2,308	911,241	CITI
Dominican Republic (D26)	06/20/30	1.000%(Q)	4,000	226,899	2,308	224,591	CITI
Emirate of Abu Dhabi (D26)	06/20/30	1.000%(Q)	4,000	(118,332)	2,308	(120,640)	CITI
Federal Republic of Nigeria (D26)	06/20/30	1.000%(Q)	4,000	922,670	2,308	920,362	CITI
Federation of Malaysia (D26)	06/20/30	1.000%(Q)	6,000	(109,706)	3,461	(113,167)	CITI
Federative Republic of Brazil (D26)	06/20/30	1.000%(Q)	18,000	637,379	10,384	626,995	CITI
Kingdom of Bahrain (D26)	06/20/30	1.000%(Q)	4,000	244,380	2,308	242,072	CITI
Kingdom of Morocco (D26)	06/20/30	1.000%(Q)	4,000	47,263	2,308	44,955	CITI
Kingdom of Saudi Arabia (D26)	06/20/30	1.000%(Q)	10,000	(86,740)	5,769	(92,509)	CITI
People’s Republic of China (D26)	06/20/30	1.000%(Q)	18,000	(341,170)	10,384	(351,554)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 217

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D26)	06/20/30	1.000	%(Q)	4,000	$1,156,421	$2,308	$1,154,113	CITI
Republic of Chile (D26)	06/20/30	1.000	%(Q)	12,000	(182,845)	6,923	(189,768)	CITI
Republic of Colombia (D26)	06/20/30	1.000	%(Q)	14,000	1,009,623	8,076	1,001,547	CITI
Republic of Indonesia (D26)	06/20/30	1.000	%(Q)	16,000	(36,757)	9,230	(45,987)	CITI
Republic of Ivory Coast (D26)	06/20/30	1.000	%(Q)	4,000	640,039	2,308	637,731	CITI
Republic of Panama (D26)	06/20/30	1.000	%(Q)	4,000	220,493	2,308	218,185	CITI
Republic of Peru (D26)	06/20/30	1.000	%(Q)	6,000	(1,703)	3,461	(5,164)	CITI
Republic of Philippines (D26)	06/20/30	1.000	%(Q)	6,000	(67,592)	3,461	(71,053)	CITI
Republic of South Africa (D26)	06/20/30	1.000	%(Q)	18,000	1,133,392	10,384	1,123,008	CITI
Republic of Turkey (D26)	06/20/30	1.000	%(Q)	18,000	1,993,449	10,384	1,983,065	CITI
Sultanate of Oman (D26)	06/20/30	1.000	%(Q)	4,000	51,084	2,308	48,776	CITI
United Mexican States (D26)	06/20/30	1.000	%(Q)	18,000	309,103	10,384	298,719	CITI
Arab Republic of Egypt (D28)	06/20/30	1.000	%(Q)	2,000	456,774	1,209	455,565	CITI
Dominican Republic (D28)	06/20/30	1.000	%(Q)	2,000	113,449	1,209	112,240	CITI
Emirate of Abu Dhabi (D28)	06/20/30	1.000	%(Q)	2,000	(59,167)	1,209	(60,376)	CITI
Federal Republic of Nigeria (D28)	06/20/30	1.000	%(Q)	2,000	461,334	1,209	460,125	CITI
Federation of Malaysia (D28)	06/20/30	1.000	%(Q)	3,000	(54,853)	1,814	(56,667)	CITI
Federative Republic of Brazil (D28)	06/20/30	1.000	%(Q)	9,000	318,689	5,442	313,247	CITI
Kingdom of Bahrain (D28)	06/20/30	1.000	%(Q)	2,000	122,189	1,209	120,980	CITI
Kingdom of Morocco (D28)	06/20/30	1.000	%(Q)	2,000	23,631	1,209	22,422	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D28)	06/20/30	1.000%(Q)	5,000	$(43,370)	$3,023	$(46,393)	CITI
People’s Republic of China (D28)	06/20/30	1.000%(Q)	9,000	(170,585)	5,442	(176,027)	CITI
Republic of Argentina (D28)	06/20/30	1.000%(Q)	2,000	578,210	1,209	577,001	CITI
Republic of Chile (D28)	06/20/30	1.000%(Q)	6,000	(91,423)	3,628	(95,051)	CITI
Republic of Colombia (D28)	06/20/30	1.000%(Q)	7,000	504,812	4,233	500,579	CITI
Republic of Indonesia (D28)	06/20/30	1.000%(Q)	8,000	(18,379)	4,837	(23,216)	CITI
Republic of Ivory Coast (D28)	06/20/30	1.000%(Q)	2,000	320,019	1,209	318,810	CITI
Republic of Panama (D28)	06/20/30	1.000%(Q)	2,000	110,246	1,209	109,037	CITI
Republic of Peru (D28)	06/20/30	1.000%(Q)	3,000	(851)	1,814	(2,665)	CITI
Republic of Philippines (D28)	06/20/30	1.000%(Q)	3,000	(33,796)	1,814	(35,610)	CITI
Republic of South Africa (D28)	06/20/30	1.000%(Q)	9,000	566,696	5,442	561,254	CITI
Republic of Turkey (D28)	06/20/30	1.000%(Q)	9,000	996,725	5,442	991,283	CITI
Sultanate of Oman (D28)	06/20/30	1.000%(Q)	2,000	25,542	1,209	24,333	CITI
United Mexican States (D28)	06/20/30	1.000%(Q)	9,000	154,552	5,442	149,110	CITI
Arab Republic of Egypt (D29)	06/20/30	1.000%(Q)	2,000	456,774	1,544	455,230	BOA
Dominican Republic (D29)	06/20/30	1.000%(Q)	2,000	113,449	1,544	111,905	BOA
Emirate of Abu Dhabi (D29)	06/20/30	1.000%(Q)	2,000	(59,166)	1,544	(60,710)	BOA
Federal Republic of Nigeria (D29)	06/20/30	1.000%(Q)	2,000	461,335	1,544	459,791	BOA
Federation of Malaysia (D29)	06/20/30	1.000%(Q)	3,000	(54,853)	2,316	(57,169)	BOA
Federative Republic of Brazil (D29)	06/20/30	1.000%(Q)	9,000	318,689	6,948	311,741	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 219

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Bahrain (D29)	06/20/30	1.000%(Q)	2,000	$122,190	$1,544	$120,646	BOA
Kingdom of Morocco (D29)	06/20/30	1.000%(Q)	2,000	23,631	1,544	22,087	BOA
Kingdom of Saudi Arabia (D29)	06/20/30	1.000%(Q)	5,000	(43,370)	3,860	(47,230)	BOA
People’s Republic of China (D29)	06/20/30	1.000%(Q)	9,000	(170,585)	6,948	(177,533)	BOA
Republic of Argentina (D29)	06/20/30	1.000%(Q)	2,000	578,210	1,544	576,666	BOA
Republic of Chile (D29)	06/20/30	1.000%(Q)	6,000	(91,423)	4,632	(96,055)	BOA
Republic of Colombia (D29)	06/20/30	1.000%(Q)	7,000	504,811	5,404	499,407	BOA
Republic of Indonesia (D29)	06/20/30	1.000%(Q)	8,000	(18,379)	6,176	(24,555)	BOA
Republic of Ivory Coast (D29)	06/20/30	1.000%(Q)	2,000	320,019	1,544	318,475	BOA
Republic of Panama (D29)	06/20/30	1.000%(Q)	2,000	110,246	1,544	108,702	BOA
Republic of Peru (D29)	06/20/30	1.000%(Q)	3,000	(851)	2,316	(3,167)	BOA
Republic of Philippines (D29)	06/20/30	1.000%(Q)	3,000	(33,796)	2,316	(36,112)	BOA
Republic of South Africa (D29)	06/20/30	1.000%(Q)	9,000	566,695	6,948	559,747	BOA
Republic of Turkey (D29)	06/20/30	1.000%(Q)	9,000	996,724	6,948	989,776	BOA
Sultanate of Oman (D29)	06/20/30	1.000%(Q)	2,000	25,542	1,544	23,998	BOA
United Mexican States (D29)	06/20/30	1.000%(Q)	9,000	154,551	6,948	147,603	BOA

				$88,289,754	$616,306	$87,673,448

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.135%	$12,965	$(58)	$13,023	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.246%	17,373	(87)	17,460	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.541%	47,551	(349)	47,900	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.292%	11,009	(58)	11,067	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.305%	65,126	(349)	65,475	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	7.210%	(180,569)	(145)	(180,424)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.215%	11,967	(58)	12,025	MSI
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.851%	10,261	(145)	10,406	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.335%	41,893	(233)	42,126	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	0.858%	4,015	(58)	4,073	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.368%	10,073	(58)	10,131	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.269%	11,299	(58)	11,357	MSI
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.720%	25,713	(262)	25,975	MSI
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	1.754%	(42,012)	(349)	(41,663)	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.104%	13,346	(73)	13,419	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.439%	55,140	(349)	55,489	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 221

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.135%	$13,366	$(189)	$13,555	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.246%	17,910	(284)	18,194	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.541%	49,022	(1,136)	50,158	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.292%	11,349	(189)	11,538	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.305%	67,140	(1,136)	68,276	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	7.210%	(186,154)	(473)	(185,681)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.215%	12,338	(189)	12,527	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.851%	10,579	(473)	11,052	CITI
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.335%	43,190	(757)	43,947	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.858%	4,140	(189)	4,329	CITI
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.368%	10,384	(189)	10,573	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.269%	11,648	(189)	11,837	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.720%	26,508	(852)	27,360	CITI
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	1.754%	(43,312)	(1,136)	(42,176)	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.104%	13,759	(189)	13,948	CITI
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.439%	56,845	(1,136)	57,981	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.135%	$26,732	$(379)	$27,111	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.246%	35,821	(568)	36,389	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.541%	98,044	(2,272)	100,316	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.292%	22,698	(379)	23,077	MSI
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.305%	134,280	(2,272)	136,552	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	7.210%	(372,309)	(947)	(371,362)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.215%	24,674	(379)	25,053	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.851%	21,156	(947)	22,103	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.335%	86,378	(1,515)	87,893	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.858%	8,278	(379)	8,657	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.368%	20,768	(379)	21,147	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.269%	23,295	(379)	23,674	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.720%	53,016	(1,704)	54,720	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	1.754%	(86,623)	(2,272)	(84,351)	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.104%	27,517	(409)	27,926	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.439%	113,691	(2,272)	115,963	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 223

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.135%	$26,732	$(379)	$27,111	MSI
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.246%	35,821	(568)	36,389	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.541%	98,044	(2,272)	100,316	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.292%	22,698	(379)	23,077	MSI
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.305%	134,280	(2,272)	136,552	MSI
Republic of Argentina (D04)	12/20/25	1.000%(Q)	10,000	7.210%	(372,309)	(947)	(371,362)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.215%	24,674	(379)	25,053	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.851%	21,156	(947)	22,103	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.335%	86,378	(1,515)	87,893	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	0.858%	8,278	(379)	8,657	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.368%	20,768	(379)	21,147	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.269%	23,295	(379)	23,674	MSI
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.720%	53,016	(1,704)	54,720	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	1.754%	(86,623)	(2,272)	(84,351)	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.104%	27,517	(409)	27,926	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.439%	113,691	(2,272)	115,963	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.187%	$7,105	$(336)	$7,441	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.304%	12,314	(672)	12,986	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.798%	13,161	(2,016)	15,177	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.452%	4,971	(336)	5,307	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.367%	33,886	(2,016)	35,902	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	8.208%	(52,620)	(336)	(52,284)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.336%	5,899	(336)	6,235	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	1.367%	(5,835)	(840)	(4,995)	BOA
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.468%	21,772	(1,512)	23,284	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	1.265%	(1,522)	(336)	(1,186)	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.510%	4,504	(336)	4,840	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.371%	5,618	(336)	5,954	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	1.234%	(7,004)	(1,848)	(5,156)	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	2.503%	(67,293)	(2,016)	(65,277)	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.158%	7,338	(336)	7,674	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.698%	16,486	(1,848)	18,334	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 225

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.187%	$56,843	$(3,044)	$59,887	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.304%	98,513	(6,089)	104,602	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.798%	105,286	(18,267)	123,553	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.452%	39,772	(3,044)	42,816	CITI
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.367%	271,090	(18,267)	289,357	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	8.208%	(420,957)	(3,044)	(417,913)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.336%	47,189	(3,044)	50,233	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	1.367%	(46,681)	(7,611)	(39,070)	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.468%	174,172	(13,700)	187,872	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	1.265%	(12,175)	(3,044)	(9,131)	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.510%	36,032	(3,044)	39,076	CITI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.371%	44,940	(3,044)	47,984	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	1.234%	(56,028)	(16,744)	(39,284)	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	2.503%	(538,342)	(18,267)	(520,075)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.158%	58,703	(3,044)	61,747	CITI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.698%	131,889	(16,744)	148,633	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.187%	$28,422	$(1,522)	$29,944	MSI
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.304%	49,257	(3,044)	52,301	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.798%	52,644	(9,133)	61,777	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.452%	19,886	(1,522)	21,408	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.367%	135,546	(9,133)	144,679	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	8.208%	(210,479)	(1,522)	(208,957)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.336%	23,595	(1,522)	25,117	MSI
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	1.367%	(23,341)	(3,806)	(19,535)	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.468%	87,086	(6,850)	93,936	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	1.265%	(6,087)	(1,522)	(4,565)	MSI
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.510%	18,016	(1,522)	19,538	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.371%	22,470	(1,522)	23,992	MSI
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	1.234%	(28,014)	(8,372)	(19,642)	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	2.503%	(269,171)	(9,133)	(260,038)	MSI
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.158%	29,351	(1,522)	30,873	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.698%	65,945	(8,372)	74,317	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 227

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.187%	$142,107	$(7,611)	$149,718	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.304%	246,282	(15,222)	261,504	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.798%	263,217	(45,666)	308,883	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.452%	99,429	(7,611)	107,040	BARC
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.367%	677,727	(45,666)	723,393	BARC
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	8.208%	(1,052,394)	(7,611)	(1,044,783)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.336%	117,973	(7,611)	125,584	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	1.367%	(116,704)	(19,028)	(97,676)	BARC
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.468%	435,429	(34,250)	469,679	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	1.265%	(30,438)	(7,611)	(22,827)	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.510%	90,079	(7,611)	97,690	BARC
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.371%	112,350	(7,611)	119,961	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	1.234%	(140,071)	(41,861)	(98,210)	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	2.503%	(1,345,855)	(45,666)	(1,300,189)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.158%	146,756	(7,611)	154,367	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.698%	329,721	(41,861)	371,582	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.187%	$28,422	$(1,702)	$30,124	MSI
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.304%	49,257	(3,404)	52,661	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.798%	52,644	(10,213)	62,857	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.452%	19,886	(1,702)	21,588	MSI
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.367%	135,546	(10,213)	145,759	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	8.208%	(210,478)	(1,702)	(208,776)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.336%	23,595	(1,702)	25,297	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	1.367%	(23,341)	(4,256)	(19,085)	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.468%	87,086	(7,660)	94,746	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	1.265%	(6,087)	(1,702)	(4,385)	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.510%	18,016	(1,702)	19,718	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.371%	22,470	(1,702)	24,172	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	1.234%	(28,014)	(9,362)	(18,652)	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	2.503%	(269,171)	(10,213)	(258,958)	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.158%	29,351	(1,702)	31,053	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.698%	65,945	(9,362)	75,307	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 229

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.187%	$28,422	$(309)	$28,731	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.304%	49,257	(618)	49,875	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.798%	52,644	(1,855)	54,499	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.452%	19,886	(309)	20,195	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.367%	135,546	(1,855)	137,401	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	8.208%	(210,479)	(309)	(210,170)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.336%	23,595	(309)	23,904	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	1.367%	(23,341)	(773)	(22,568)	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.468%	87,085	(1,392)	88,477	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	1.265%	(6,087)	(309)	(5,778)	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.510%	18,016	(309)	18,325	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.371%	22,470	(309)	22,779	MSI
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	1.234%	(28,014)	(1,701)	(26,313)	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	2.503%	(269,171)	(1,855)	(267,316)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.158%	29,351	(309)	29,660	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.698%	65,944	(1,701)	67,645	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.187%	$56,843	$(618)	$57,461	MSI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.304%	98,513	(1,237)	99,750	MSI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.798%	105,287	(3,711)	108,998	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.452%	39,772	(618)	40,390	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.367%	271,090	(3,711)	274,801	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	8.208%	(420,957)	(618)	(420,339)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.336%	47,189	(618)	47,807	MSI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	1.367%	(46,681)	(1,546)	(45,135)	MSI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.468%	174,172	(2,783)	176,955	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	1.265%	(12,175)	(618)	(11,557)	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.510%	36,032	(618)	36,650	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.371%	44,940	(618)	45,558	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	1.234%	(56,028)	(3,401)	(52,627)	MSI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	2.503%	(538,342)	(3,711)	(534,631)	MSI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.158%	58,703	(618)	59,321	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.698%	131,889	(3,401)	135,290	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 231

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.155%	$15,984	$(192)	$16,176	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.253%	28,658	(383)	29,041	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.669%	43,872	(1,149)	45,021	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.371%	12,329	(192)	12,521	BARC
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.335%	77,559	(1,149)	78,708	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	8.026%	(110,193)	(192)	(110,001)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.271%	14,022	(192)	14,214	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	1.049%	2,337	(479)	2,816	BARC
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.376%	55,115	(862)	55,977	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	1.039%	1,101	(192)	1,293	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.427%	11,393	(192)	11,585	BARC
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.304%	13,464	(192)	13,656	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	0.961%	11,978	(958)	12,936	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	2.202%	(109,448)	(1,149)	(108,299)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.132%	16,371	(192)	16,563	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.583%	52,584	(1,149)	53,733	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.187%	$4,263	$(55)	$4,318	BOA
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.304%	7,389	(110)	7,499	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.798%	7,897	(331)	8,228	BOA
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.452%	2,983	(55)	3,038	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.367%	20,332	(331)	20,663	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	8.208%	(31,572)	(55)	(31,517)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.336%	3,539	(55)	3,594	BOA
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	1.367%	(3,501)	(138)	(3,363)	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.468%	13,063	(248)	13,311	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	1.265%	(913)	(55)	(858)	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.510%	2,703	(55)	2,758	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.371%	3,371	(55)	3,426	BOA
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	1.234%	(4,202)	(303)	(3,899)	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	2.503%	(40,376)	(331)	(40,045)	BOA
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.158%	4,403	(55)	4,458	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.698%	9,892	(303)	10,195	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 233

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Arab Republic of Egypt (D27)	06/20/27	1.000%(Q)	1,000	5.346%	$(83,075)	$(1,073)	$(82,002)	BOA
Emirate of Abu Dhabi (D27)	06/20/27	1.000%(Q)	1,000	0.204%	17,687	(1,073)	18,760	BOA
Federation of Malaysia (D27)	06/20/27	1.000%(Q)	1,500	0.331%	22,516	(1,609)	24,125	BOA
Federative Republic of Brazil (D27)	06/20/27	1.000%(Q)	6,000	0.867%	23,473	(6,437)	29,910	BOA
Kingdom of Saudi Arabia (D27)	06/20/27	1.000%(Q)	1,000	0.494%	11,624	(1,073)	12,697	BOA
People’s Republic of China (D27)	06/20/27	1.000%(Q)	6,000	0.383%	83,457	(6,437)	89,894	BOA
Republic of Argentina (D27)	06/20/27	1.000%(Q)	1,000	8.305%	(134,613)	(1,073)	(133,540)	BOA
Republic of Chile (D27)	06/20/27	1.000%(Q)	1,500	0.371%	21,283	(1,609)	22,892	BOA
Republic of Colombia (D27)	06/20/27	1.000%(Q)	3,000	1.536%	(29,340)	(3,218)	(26,122)	BOA
Republic of Indonesia (D27)	06/20/27	1.000%(Q)	4,500	0.516%	50,166	(4,828)	54,994	BOA
Republic of Panama (D27)	06/20/27	1.000%(Q)	1,000	1.385%	(6,702)	(1,073)	(5,629)	BOA
Republic of Peru (D27)	06/20/27	1.000%(Q)	1,500	0.554%	15,578	(1,609)	17,187	BOA
Republic of Philippines (D27)	06/20/27	1.000%(Q)	1,000	0.406%	13,438	(1,073)	14,511	BOA
Republic of South Africa (D27)	06/20/27	1.000%(Q)	6,000	1.377%	(39,340)	(6,437)	(32,903)	BOA
Republic of Turkey (D27)	06/20/27	1.000%(Q)	6,000	2.662%	(193,686)	(6,437)	(187,249)	BOA
State of Qatar (D27)	06/20/27	1.000%(Q)	1,000	0.172%	18,355	(1,073)	19,428	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D27)	06/20/27	1.000%(Q)	6,000	0.758%	$ 36,858	$ (6,437)	$ 43,295	BOA
Air France-KLM (D30)	12/20/25	0.500%(Q)	13,187	0.504%	7,389	(540)	7,929	CITI
Altice Finco SA (D30)	12/20/25	0.500%(Q)	13,187	25.513%	(1,867,146)	(540)	(1,866,606)	CITI
Altice France SA (D30)	12/20/25	0.500%(Q)	13,187	55.240%	(2,506,486)	(540)	(2,505,946)	CITI
Anglo American PLC (D30)	12/20/25	0.500%(Q)	13,187	0.227%	30,651	(540)	31,191	CITI
ArcelorMittal SA (D30)	12/20/25	0.500%(Q)	13,187	0.261%	27,724	(540)	28,264	CITI
Ardagh Packaging Finance PLC (D30)	12/20/25	0.500%(Q)	13,187	57.177%	(3,740,810)	(540)	(3,740,270)	CITI
AT&T, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.277%	26,378	(540)	26,918	CITI
Avient Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.450%	11,852	(540)	12,392	CITI
Avis Budget Group, Inc. (D30)	12/20/25	0.500%(Q)	13,187	1.150%	(46,647)	(540)	(46,107)	CITI
Ball Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.275%	26,611	(540)	27,151	CITI
Bank of America Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.296%	24,823	(540)	25,363	CITI
Barclays Bank PLC (D30)	12/20/25	0.500%(Q)	13,187	0.322%	22,610	(540)	23,150	CITI
Beazer Homes USA, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.652%	(5,087)	(540)	(4,547)	CITI
BNP Paribas SA (D30)	12/20/25	0.500%(Q)	13,187	0.255%	28,300	(540)	28,840	CITI
British American Tobacco PLC (D30)	12/20/25	0.500%(Q)	13,187	0.136%	38,293	(540)	38,833	CITI
CCO Holdings LLC (D30)	12/20/25	0.500%(Q)	13,187	0.481%	9,311	(540)	9,851	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 235

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ceconomy AG (D30)	12/20/25	0.500%(Q)	13,187	0.598%	$ (527)	$ (540)	$ 13	CITI
Cellnex Telecom SA (D30)	12/20/25	0.500%(Q)	13,187	0.174%	35,107	(540)	35,647	CITI
Clariant AG (D30)	12/20/25	0.500%(Q)	13,187	0.283%	25,881	(540)	26,421	CITI
Commerzbank AG (D30)^	12/20/25	0.500%(Q)	13,187	*	29,071	(540)	29,611	CITI
Constellium SE (D30)	12/20/25	0.500%(Q)	13,187	1.149%	(46,590)	(540)	(46,050)	CITI
Continental AG (D30)	12/20/25	0.500%(Q)	13,187	0.188%	33,903	(540)	34,443	CITI
DaVita, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.374%	18,276	(540)	18,816	CITI
Dell, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.158%	36,447	(540)	36,987	CITI
Deutsche Lufthansa AG (D30)	12/20/25	0.500%(Q)	13,187	0.414%	14,906	(540)	15,446	CITI
Devon Energy Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.374%	18,294	(540)	18,834	CITI
eG Global Finance PLC (D30)	12/20/25	0.500%(Q)	13,187	0.563%	2,423	(540)	2,963	CITI
Elis SA (D30)	12/20/25	0.500%(Q)	13,187	0.187%	33,950	(540)	34,490	CITI
Elo SA (D30)	12/20/25	0.500%(Q)	13,187	1.327%	(61,364)	(540)	(60,824)	CITI
Expedia Group, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.133%	38,537	(540)	39,077	CITI
Ford Motor Co. (D30)	12/20/25	0.500%(Q)	13,187	0.951%	(30,031)	(540)	(29,491)	CITI
Ford Motor Co. (D30)	12/20/25	0.500%(Q)	13,187	0.710%	(9,931)	(540)	(9,391)	CITI
Forvia SE (D30)	12/20/25	0.500%(Q)	13,187	1.466%	(72,971)	(540)	(72,431)	CITI
General Electric Co. (D30)	12/20/25	0.500%(Q)	13,187	0.067%	44,062	(540)	44,602	CITI
General Motors Co. (D30)	12/20/25	0.500%(Q)	13,187	0.319%	22,899	(540)	23,439	CITI
Genworth Holdings, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.410%	15,216	(540)	15,756	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Glencore International AG (D30)	12/20/25	0.500%(Q)	13,187	0.373%	$ 18,339	$ (540)	$ 18,879	CITI
Goldman Sachs Group, Inc. (The) (D30)	12/20/25	0.500%(Q)	13,187	0.322%	22,637	(540)	23,177	CITI
Goodyear Tire & Rubber Co. (The) (D30)	12/20/25	0.500%(Q)	13,187	0.619%	(2,298)	(540)	(1,758)	CITI
Grifols SA (D30)	12/20/25	0.500%(Q)	13,187	1.461%	(72,529)	(540)	(71,989)	CITI
HCA, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.147%	37,361	(540)	37,901	CITI
HeidelbergCement AG (D30)	12/20/25	0.500%(Q)	13,187	0.180%	34,571	(540)	35,111	CITI
HP, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.182%	34,386	(540)	34,926	CITI
Iceland Bondco PLC (D30)	12/20/25	0.500%(Q)	13,187	1.469%	(73,186)	(540)	(72,646)	CITI
Jaguar Land Rover Automotive PLC (D30)	12/20/25	0.500%(Q)	13,187	0.586%	500	(540)	1,040	CITI
JPMorgan Chase & Co. (D30)	12/20/25	0.500%(Q)	13,187	0.235%	29,930	(540)	30,470	CITI
KB Home (D30)	12/20/25	0.500%(Q)	13,187	0.391%	16,809	(540)	17,349	CITI
Kraft Heinz Foods Co. (D30)	12/20/25	0.500%(Q)	13,187	0.114%	40,132	(540)	40,672	CITI
Loxam SAS (D30)	12/20/25	0.500%(Q)	13,187	0.862%	(22,633)	(540)	(22,093)	CITI
Macy’s, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.841%	(20,883)	(540)	(20,343)	CITI
Marks & Spencer Group PLC (D30)	12/20/25	0.500%(Q)	13,187	0.183%	34,323	(540)	34,863	CITI
Marriott International, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.176%	34,899	(540)	35,439	CITI
MGIC Investment Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.174%	35,065	(540)	35,605	CITI
Morgan Stanley (D30)	12/20/25	0.500%(Q)	13,187	0.298%	24,675	(540)	25,215	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 237

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Naturgy Energy Group SA (D30)	12/20/25	0.500%(Q)	13,187	0.225%	$ 30,802	$ (540)	$ 31,342	CITI
NatWest Group PLC (D30)	12/20/25	0.500%(Q)	13,187	0.346%	20,585	(540)	21,125	CITI
Nokia OYJ (D30)	12/20/25	0.500%(Q)	13,187	0.153%	36,860	(540)	37,400	CITI
Novafives SAS (D30)	12/20/25	0.500%(Q)	13,187	0.314%	23,288	(540)	23,828	CITI
Olin Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.559%	2,741	(540)	3,281	CITI
Optics Bidco SpA (D30)	12/20/25	0.500%(Q)	6,593	0.673%	(3,420)	(2,052)	(1,368)	CITI
Paramount Global (D30)	12/20/25	0.500%(Q)	13,187	0.188%	33,867	(540)	34,407	CITI
Radian Group, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.241%	29,448	(540)	29,988	CITI
Renault SA (D30)	12/20/25	0.500%(Q)	13,187	0.290%	25,338	(540)	25,878	CITI
Rolls-Royce Holdings PLC (D30)	12/20/25	0.500%(Q)	13,187	0.149%	37,200	(540)	37,740	CITI
Schaeffler AG (D30)	12/20/25	0.500%(Q)	13,187	0.580%	994	(540)	1,534	CITI
Sealed Air Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.339%	21,174	(540)	21,714	CITI
Societe Generale SA (D30)	12/20/25	0.500%(Q)	13,187	0.324%	22,471	(540)	23,011	CITI
Sprint Communications LLC (D30)	12/20/25	0.500%(Q)	13,187	0.213%	31,841	(540)	32,381	CITI
Stellantis NV (D30)	12/20/25	0.500%(Q)	13,187	0.400%	16,107	(540)	16,647	CITI
Stena AB (D30)	12/20/25	0.500%(Q)	13,187	0.878%	(23,992)	(540)	(23,452)	CITI
Stonegate Pub Co. Financing PLC (D30)	12/20/25	0.500%(Q)	13,187	0.611%	(1,592)	(540)	(1,052)	CITI
Sunrise HoldCo IV BV (D30)	12/20/25	0.500%(Q)	13,187	0.546%	3,860	(540)	4,400	CITI
Telecom Italia SpA (D30)	12/20/25	0.500%(Q)	6,593	0.390%	8,448	(270)	8,718	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telefonaktiebolaget LM Ericsson (D30)	12/20/25	0.500%(Q)	13,187	0.157%	$36,545	$(540)	$37,085	CITI
Tenet Healthcare Corp. (D30)	12/20/25	0.500%(Q)	13,187	0.290%	25,292	(540)	25,832	CITI
Tesla, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.229%	30,435	(540)	30,975	CITI
Teva Pharmaceutical Industries Ltd. (D30)	12/20/25	0.500%(Q)	13,187	0.305%	24,051	(540)	24,591	CITI
thyssenkrupp AG (D30)	12/20/25	0.500%(Q)	13,187	0.146%	37,438	(540)	37,978	CITI
T-Mobile USA, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.154%	36,783	(540)	37,323	CITI
TUI AG (D30)	12/20/25	0.500%(Q)	13,187	0.371%	18,511	(540)	19,051	CITI
Unibail-Rodamco-Westfield SE (D30)	12/20/25	0.500%(Q)	13,187	0.242%	29,351	(540)	29,891	CITI
UniCredit SpA (D30)	12/20/25	0.500%(Q)	13,187	0.353%	20,063	(540)	20,603	CITI
United Group BV (D30)	12/20/25	0.500%(Q)	13,187	0.841%	(20,901)	(540)	(20,361)	CITI
Valeo SE (D30)	12/20/25	0.500%(Q)	13,187	0.800%	(17,412)	(540)	(16,872)	CITI
Verizon Communications, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.269%	27,102	(540)	27,642	CITI
Virgin Media Finance PLC (D30)	12/20/25	0.500%(Q)	13,187	1.144%	(46,129)	(540)	(45,589)	CITI
Volkswagen AG (D30)	12/20/25	0.500%(Q)	13,187	0.417%	14,642	(540)	15,182	CITI
Walt Disney Co. (The) (D30)	12/20/25	0.500%(Q)	13,187	0.135%	38,343	(540)	38,883	CITI
Wells Fargo & Co. (D30)	12/20/25	0.500%(Q)	13,187	0.267%	27,293	(540)	27,833	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 239

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Yum! Brands, Inc. (D30)	12/20/25	0.500%(Q)	13,187	0.275%	$26,584	$(540)	$27,124	CITI
Ziggo Bond Co. BV (D30)	12/20/25	0.500%(Q)	13,187	0.906%	(26,275)	(540)	(25,735)	CITI

					$(6,381,814)	$(857,189)	$(5,524,625)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)	89,240	$(92,870)	$268	$(93,138)	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)	92,000	(95,743)	(3,833)	(91,910)	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)	184,000	(191,485)	(7,665)	(183,820)	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)	184,000	(191,485)	(7,665)	(183,820)	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	23,000	(7,862)	10,754	(18,616)	BOA
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)	184,000	(62,894)	77,024	(139,918)	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)	92,000	(31,447)	44,814	(76,261)	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)	460,000	(157,237)	350,108	(507,345)	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)	92,000	(31,447)	56,132	(87,579)	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	92,000	(31,447)	(17,780)	(13,667)	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	(62,894)	9,246	(72,140)	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q)	69,000	(130,461)	8,809	(139,270)	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	13,800	(4,717)	(2,271)	(2,446)	BOA
CDX.EM.37.V2 (D27)	06/20/27	1.000%(Q)	49,000	196,329	18,774	177,555	BOA
CDX.San Jose.0-1% (D30)^	12/20/25	0.500%(Q)	8,835	5,039,347	362	5,038,985	CITI
CDX.San Jose.10-15% (D30)^	12/20/25	0.500%(Q)	60,000	(125,063)	2,458	(127,521)	CITI
CDX.San Jose.1-5% (D30)^	12/20/25	0.500%(Q)	48,000	5,420,309	1,966	5,418,343	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.San Jose.15-100% (D30)^	12/20/25	0.500%(Q)	1,009,979	$(3,447,767)	$(111,948)	$(3,335,819)	CITI
CDX.San Jose.5-10% (D30)^	12/20/25	0.500%(Q)	60,000	72,347	2,458	69,889	CITI

				$6,063,513	$432,011	$ 5,631,502

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D05)	06/20/30	1.000%(Q)	300,000	1.992%	$(12,938,682)	$(96,230)	$(12,842,452)	BARC
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	36,800	0.935%	69,579	(16,430)	86,009	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	4,600	0.935%	8,697	(2,399)	11,096	BOA
CDX.EM.43.V1 (D17)	06/20/30	1.000%(Q)	200,000	1.992%	(8,625,788)	(64,153)	(8,561,635)	GSI
CDX.EM.43.V1 (D18)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,894)	(45,788)	(4,267,106)	GSI
CDX.EM.43.V1 (D19)	06/20/30	1.000%(Q)	250,000	1.992%	(10,782,236)	(114,470)	(10,667,766)	GSI
CDX.EM.43.V1 (D20)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,894)	(117,257)	(4,195,637)	BOA
CDX.EM.HY.43.V1 (D21)	06/20/30	1.000%(Q)	100,000	3.125%	(9,023,124)	(41,471)	(8,981,653)	BARC
CDX.EM.HY.43.V1 (D22)	06/20/30	1.000%(Q)	50,000	3.125%	(4,511,561)	(69,828)	(4,441,733)	GSI
CDX.EM.43.V1 (D23)	06/20/30	1.000%(Q)	200,000	1.992%	(8,625,788)	(307,505)	(8,318,283)	MSI
CDX.EM.43.V1 (D24)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,894)	(153,752)	(4,159,142)	BOA
CDX.EM.43.V1 (D25)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,894)	(153,752)	(4,159,142)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 241

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.43.V1 (D26)	06/20/30	1.000%(Q)	200,000	1.992%	$(8,625,788)	$(313,161)	$(8,312,627)	CITI
CDX.EM.43.V1 (D28)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,895)	(159,412)	(4,153,483)	CITI
CDX.EM.43.V1 (D29)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,894)	(176,461)	(4,136,433)	BOA

					$(88,932,056)	$(1,832,069)	$(87,099,987)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D29). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D30 – D30).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	99,714	*	$138,450	$(6,651)	$145,101	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of South Africa	12/20/28	1.000%(Q)	20,000	$437,033	$593,672	$156,639

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000	%(Q)	34,725	$(641,130)	$(294,043)	$(347,087)	JPM
Gazprom PAO	06/20/27	1.000	%(Q)	4,600	1,011,585	1,208,791	(197,206)	JPM
Hellenic Republic	12/20/29	1.000	%(Q)	50,000	(1,047,053)	(1,052,627)	5,574	BARC
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000	%(Q)	34,725	(695,909)	(256,489)	(439,420)	JPM
Israel Electric Corp. Ltd.	09/20/28	1.000	%(Q)	3,000	(3,130)	49,333	(52,463)	BARC
Kingdom of Spain	12/20/29	1.000	%(Q)	75,000	(2,242,198)	(2,244,053)	1,855	BARC
Petroleo Brasileiro SA	06/20/29	1.000	%(Q)	5,000	101,235	100,596	639	MSI
Petroleos Mexicanos	06/20/25	1.000	%(Q)	13,000	40,660	32,978	7,682	BARC
Petroleos Mexicanos	06/20/25	1.000	%(Q)	10,000	31,277	25,371	5,906	BARC
Petroleos Mexicanos	12/20/25	2.795	%(Q)	53,000	304,055	—	304,055	CITI
Petroleos Mexicanos	12/20/25	1.000	%(Q)	15,000	278,087	241,962	36,125	CITI
Petroleos Mexicanos	12/20/25	1.000	%(Q)	10,000	185,391	167,413	17,978	CITI
Petroleos Mexicanos	03/20/27	1.000	%(Q)	20,000	1,322,426	659,345	663,081	MSI
Republic of Italy	12/20/27	1.000	%(Q)EUR	89,075	(2,576,230)	(1,756,327)	(819,903)	BARC
Republic of Italy	12/20/27	1.000	%(Q)EUR	40,000	(997,083)	(788,696)	(208,387)	BARC
Republic of Italy	12/20/29	1.000	%(Q)EUR	125,000	(5,658,911)	(4,848,688)	(810,223)	BARC
U.S. Treasury Notes	06/20/25	0.250	%(Q)EUR	20,930	4,176	(1,671)	5,847	BARC

					$(10,582,752)	$(8,756,805)	$(1,825,947)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	63,080	0.296%	$356,384	$289,580	$66,804	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	18,495	*	(28,336)	—	(28,336)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	14,805	*	62,673	—	62,673	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 243

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	12/20/25	1.000	%(Q)	63,080	0.315%	$348,678	$293,577	$55,101	GSI
General Motors Co.	06/20/26	5.000	%(Q)	14,920	0.468%	844,807	661,682	183,125	GSI
Generalitat de Catalunya	12/20/25	1.000	%(Q)	29,800	0.311%	165,485	(36,314)	201,799	DB
Government of Japan	06/20/28	1.000	%(Q)	35,000	0.100%	986,393	766,815	219,578	CITI
Halliburton Co.	12/20/26	1.000	%(Q)	27,820	0.433%	284,534	87,389	197,145	GSI
Hellenic Republic	06/20/25	1.000	%(Q)	20,000	0.072%	49,337	21,505	27,832	BARC
Hellenic Republic	06/20/27	1.000	%(Q)	12,360	0.239%	209,404	184,404	25,000	BARC
Hellenic Republic	12/20/27	1.000	%(Q)	9,275	0.308%	173,641	154,825	18,816	BARC
Hellenic Republic	12/20/30	1.000	%(Q)	50,000	0.667%	904,838	945,990	(41,152)	BARC
Kingdom of Norway	12/20/25	—	%(Q)	34,920	0.044%	(9,699)	(11,029)	1,330	BARC
Kingdom of Spain	06/20/25	1.000	%(Q)	31,790	0.071%	78,480	41,801	36,679	BARC
Kingdom of Spain	12/20/31	1.000	%(Q)	75,000	0.462%	2,469,228	2,452,044	17,184	BARC
Millicom International Cellular SA^	12/20/25	1.000	%(Q)	5,060	*	(3,266)	(77,858)	74,592	BOA
Morgan Stanley	12/20/25	1.000	%(Q)	63,080	0.298%	355,678	289,580	66,098	GSI
Pacific Life	08/20/35	2.500	%(Q)	22,200	2.281%	453,468	(83)	453,551	GSI
People’s Republic of China	06/20/29	1.000	%(Q)	69,450	0.524%	1,353,436	714,686	638,750	JPM
Petroleos Mexicanos	06/20/25	1.770	%(Q)	70,000	4.075%	(80,821)	(819)	(80,002)	CITI
Petroleos Mexicanos	09/20/25	2.010	%(Q)	70,000	4.152%	(416,700)	(1,838)	(414,862)	CITI
Petroleos Mexicanos^	12/20/25	3.795	%(Q)	53,000	*	1,461,556	—	1,461,556	CITI
Petroleos Mexicanos	12/24/25	3.750	%(M)	49,690	4.157%	(92,903)	—	(92,903)	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos^	03/23/26	4.100	%(M)	47,330	*	$(22,604)	$—	$(22,604)	GSI
Petroleos Mexicanos^	05/07/26	4.750	%(M)	83,840	*	480,729	—	480,729	GSI
Petroleos Mexicanos	12/20/28	1.000	%(Q)	10,000	5.403%	(1,342,191)	(636,923)	(705,268)	CITI
Republic of France	12/20/34	0.250	%(Q)	300	0.690%	(10,434)	(9,793)	(641)	BARC
Republic of Italy	06/20/25	1.000	%(Q)	55,630	0.084%	136,301	73,096	63,205	BARC
Republic of Serbia	12/20/25	1.000	%(Q)	5,700	0.298%	32,131	(1,060)	33,191	BNP
Simon Property Group LP	06/20/26	1.000	%(Q)	68,920	0.253%	658,195	182,049	476,146	GSI
SoftBank Group Corp.	06/20/26	1.000	%(Q)	43,535	1.444%	(164,398)	(243,908)	79,510	GSI
Verizon Communications, Inc.	06/20/26	1.000	%(Q)	40,810	0.353%	343,675	194,686	148,989	GSI

						$10,037,699	$6,334,084	$3,703,615

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	2,769,554	$(38,912,546)	$(44,064,373)	$(5,151,827)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	850,000	3.991%	$28,258,143	$37,722,140	$9,463,997
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	2,820,600	4.123%	85,664,170	118,524,531	32,860,361

						$113,922,313	$156,246,671	$42,324,358

See Notes to Financial Statements.

PGIM Total Return Bond Fund 245

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
EUR	74,923	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/2.156%	$—	$161,917	$161,917
GBP	230,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.459%	(10,753,886)	20,281,145	31,035,031
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.459%	(2,744,672)	8,089,240	10,833,912
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.459%	(1,550,973)	7,931,260	9,482,233
	3,884,180	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/4.330%	—	(113,045)	(113,045)
	1,952,755	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.410%	60,278	(3,696,124)	(3,756,402)
	1,051,915	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.410%	—	(2,803,227)	(2,803,227)
	298,540	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.410%	55,220	(4,890,984)	(4,946,204)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.410%	368,835	25,960,664	25,591,829
	907,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.410%	(964,766)	(25,614,585)	(24,649,819)
	462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.410%	—	6,143,143	6,143,143
	252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/4.410%	(1,801,124)	(3,195,633)	(1,394,509)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.410%	33,262,750	34,130,916	868,166
	438,170	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.410%	6,408,115	7,254,282	846,167
	224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.410%	1,736,344	4,497,361	2,761,017
	352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.410%	—	281,779	281,779

					$24,076,121	$74,418,109	$50,341,988

See Notes to Financial Statements.

PGIM Total Return Bond Fund 247

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL 474,011	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/0.053%	$(652,634)	$—	$(652,634)	GSI
BRL 474,011	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/0.053%	1,344,845	—	1,344,845	GSI
BRL 961,569	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/0.053%	(5,063,644)	—	(5,063,644)	GSI
BRL 961,569	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/0.053%	6,476,240	—	6,476,240	GSI

				$2,104,807	$—	$2,104,807

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/3.860%	JPM	06/20/25	(36,652)	$1,238,518	$—	$1,238,518
Total Return Benchmark Bond Index(T)	1 Day USOIS -39bps(T)/3.940%	GSI	07/23/25	(250,458)	(1,453,054)	—	(1,453,054)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/3.930%	GSI	09/19/25	(137,547)	2,488,532	—	2,488,532
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/4.510%	GSI	07/24/25	245,800	1,475,826	—	1,475,826

					$3,749,822	$—	$3,749,822

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$11,038,977	$(15,109,290)	$138,137,179	$(129,579,443)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$161,093,789
JPS	—	352,335,189

Total	$—	$513,428,978

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$494,701,381	$—
Collateralized Loan Obligations	—	9,935,956,353	—
Consumer Loans	—	241,786,829	—
Credit Cards	—	88,497,368	—
Home Equity Loans	—	342,802,114	—
Other	—	328,126,296	—
Residential Mortgage-Backed Securities	—	26,699,876	29,425,857
Student Loans	—	171,791,639	—
Commercial Mortgage-Backed Securities	—	5,286,454,116	—
Corporate Bonds	—	14,975,412,647	233,032,184
Floating Rate and Other Loans	—	341,984,487	245,001,994
Municipal Bonds	—	214,017,207	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 249

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Residential Mortgage-Backed Securities	$—	$1,958,125,200	$135,886,570
Sovereign Bonds	—	1,491,880,316	2,555,712
U.S. Government Agency Obligations	—	10,036,396,271	—
U.S. Treasury Obligations	—	1,719,344,291	—
Affiliated Exchange-Traded Fund	89,074,849	—	—
Common Stocks	46,848,448	25,879,335	10,185,108
Preferred Stocks	7,626,550	—	1,274,345
Warrants	—	401,081	1,813
Short-Term Investments
Affiliated Mutual Funds	1,831,672,744	—	—
Options Purchased	22,300	2,487,314	—

Total	$1,975,244,891	$47,682,744,121	$657,363,583

Liabilities
Options Written	$(3,333,850)	$(2,916,188)	$(622)

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$— **
Unfunded Loan Commitment	—	—	1,381,967
Centrally Cleared Swaptions Written	—	1,379,362	—
Futures Contracts	258,659,466	—	—
OTC Forward Foreign Currency Exchange Contracts	—	41,940,110	—
OTC Cross Currency Exchange Contracts	—	71,320	—
OTC Packaged Credit Default Swap Agreements	—	108,090,030	10,561,074
Centrally Cleared Credit Default Swap Agreements	—	42,480,997	—
OTC Credit Default Swap Agreements	—	13,482,985	2,143,408
Centrally Cleared Interest Rate Swap Agreements	—	88,005,194	—
OTC Interest Rate Swap Agreements	—	7,821,085	—
OTC Total Return Swap Agreements	—	5,202,876	—

Total	$258,659,466	$308,473,959	$14,086,449

Liabilities
Forward Commitment Contracts	$—	$(139,464,511)	$—
Centrally Cleared Swaptions Purchased	—	(14,541,565)	—
Centrally Cleared Swaptions Written	—	(12,926,496)	—
Futures Contracts	(2,468,975)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(99,857,151)	—
OTC Cross Currency Exchange Contracts	—	(6,362)	—
OTC Packaged Credit Default Swap Agreements	—	(116,038,877)	(3,572,830)
Centrally Cleared Credit Default Swap Agreement	—	(5,151,827)	—
OTC Credit Default Swap Agreements	—	(15,978,790)	(54,206)
Centrally Cleared Interest Rate Swap Agreements	—	(37,663,206)	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Interest Rate Swap Agreements	$—	$(5,716,278)	$—
OTC Total Return Swap Agreement	—	(1,453,054)	—

Total	$(2,468,975)	$(448,798,117)	$(3,627,036)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities	Sovereign Bonds
Balance as of 10/31/24	$34,206,820	$230,081,645	$135,982,937	$29,258,657	$—
Realized gain (loss)	(475,180)	71,242	8,568	559,432	(128,952)
Change in unrealized appreciation (depreciation)	2,089,084	(223,996)	6,626,970	(1,428,716)	(367,200)
Purchase/Exchange/Issuances	—	8,066,351	102,607,843	212,282,136	3,051,864
Sales/Paydowns	(6,394,867)	(4,991,475)	(512,766)	(104,815,619)	—
Accrued discount/premium	—	28,417	288,442	30,680	—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	—	—	—

Balance as of 04/30/25	$29,425,857	$233,032,184	$245,001,994	$135,886,570	$2,555,712

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ 2,089,084	$(136,998)	$6,626,970	$(1,428,716)	$(367,200)

	Common Stocks	Preferred Stocks	Warrants	Options Written	Unfunded Corporate Bond Commitment
Balance as of 10/31/24	$24,750,254	$1,963,231	$2,176	$—	$—
Realized gain (loss)	(60,950)	86,990	—	—	—
Change in unrealized appreciation (depreciation)	(7,469,275)	7,034	(363)	(622)	—
Purchase/Exchange/Issuances	28	—	—	—	—
Sales/Paydowns	(2,779,533)	(782,910)	—	—	—
Accrued discount/premium	—	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 251

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Common Stocks	Preferred Stocks	Warrants	Options Written	Unfunded Corporate Bond Commitment
Transfer into Level 3*	$—	$—	$—	$—	$—
Transfer out of Level 3*	(4,255,416)	—	—	—	—

Balance as of 04/30/25	$10,185,108	$1,274,345	$1,813	$(622)	—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(7,469,275)	$7,034	$(363)	$(622)	$—

	Unfunded Loan Commitments	OTC Packaged Credit Default Swap Agreements	OTC Credit Default Swap Agreements
Balance as of 10/31/24	$650,424	$11,427,044	$60,387
Realized gain (loss)	—	(16,962,237)	1,795,861
Change in unrealized appreciation (depreciation)	731,543	—	1,954,018
Purchase/Exchange/Issuances	—	18,642,745	—
Sales/Paydowns	—	(6,119,308)	(1,721,064)
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 04/30/25	$1,381,967	$6,988,244	$2,089,202

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$746,849	$—	$1,954,018

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities- Residential Mortgage-Backed Securities	$1	Market	Recovery Value	Recovery Rate	0.00%
Asset-Backed Securities- Residential Mortgage-Backed Securities	29,425,856	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds	14,788,310	Market	Transaction-based	Unadjusted Price	NA
Corporate Bonds	—	Market	Enterprise Value	Recovery Rate	0.00%
Floating Rate and Other Loans	60,832,635	Market	Enterprise Value	EBITDA Multiple	6.0x

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Level 3 Securities**	Fair Value as of April 30, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Floating Rate and Other Loans	$49,657,200	Market	Comparable Bond	Yield Curve Spread Discount	150 bps
Common Stocks	—	Market	Enterprise Value	Recovery Rate	0.00%
Preferred Stocks	1,274,345	Market	Enterprise Value	Recovery Rate	11.54%
Unfunded Corporate Bond Commitment	—	Market	Transaction-based	Unadjusted Price	NA
Unfunded Loan Commitment	1,381,967	Market	Enterprise Value	EBITDA Multiple	6.0x

	$157,360,314

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2025, the aggregate value of these securities and/or derivatives was $510,462,060. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

U.S. Government Agency Obligations	20.4%
Collateralized Loan Obligations	20.2
Commercial Mortgage-Backed Securities	10.8
Banks	8.8
Residential Mortgage-Backed Securities	4.4
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.7
U.S. Treasury Obligations	3.5
Sovereign Bonds	3.0
Electric	2.5
Telecommunications	2.0
Pipelines	1.9
Oil & Gas	1.6
Healthcare-Services	1.4
Automobiles	1.0
Aerospace & Defense	0.9
Diversified Financial Services	0.8
Foods	0.8
Pharmaceuticals	0.8

Media	0.8%
Commercial Services	0.8
Retail	0.7
Auto Manufacturers	0.7
Home Equity Loans	0.7
Other	0.7
Agriculture	0.7
Real Estate Investment Trusts (REITs)	0.6
Consumer Loans	0.5
Insurance	0.5
Chemicals	0.5
Semiconductors	0.5
Municipal Bonds	0.4
Student Loans	0.3
Airlines	0.3
Software	0.3
Machinery-Diversified	0.3
Auto Parts & Equipment	0.3
Holding Companies-Diversified	0.3
Lodging	0.2

See Notes to Financial Statements.

PGIM Total Return Bond Fund 253

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Mining	0.2%
Leisure Time	0.2
Healthcare-Products	0.2
Engineering & Construction	0.2
Internet	0.2
Metal Fabricate/Hardware	0.2
Entertainment	0.2
Affiliated Exchange-Traded Fund	0.2
Credit Cards	0.2
Beverages	0.2
Computers	0.2
Multi-National	0.2
Gas	0.2
Building Materials	0.1
Transportation	0.1
Distribution/Wholesale	0.1
Investment Companies	0.1
Oil, Gas & Consumable Fuels	0.1
Trucking & Leasing	0.1
Biotechnology	0.1
Home Builders	0.1
Real Estate	0.1
Packaging & Containers	0.1
Iron/Steel	0.1

Wireless Telecommunication Services	0.1%
Electrical Components & Equipment	0.0	*
Electronics	0.0	*
Office/Business Equipment	0.0	*
Housewares	0.0	*
Interactive Media & Services	0.0	*
Education	0.0	*
Capital Markets	0.0	*
Cosmetics/Personal Care	0.0	*
Household Products/Wares	0.0	*
Forest Products & Paper	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Oil & Gas Services	0.0	*
Options Purchased	0.0	*
Miscellaneous Manufacturing	0.0	*

	102.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$43,860,359*		Due from/to broker-variation margin swaps and swaptions	$32,619,888*
Credit contracts	Premiums paid for OTC swap agreements	11,038,977		Premiums received for OTC swap agreements	15,109,290
Credit contracts	Unrealized appreciation on OTC swap agreements	125,113,218		Unrealized depreciation on OTC swap agreements	122,410,111
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	71,320		Unrealized depreciation on OTC cross currency exchange contracts	6,362
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	41,940,110		Unrealized depreciation on OTC forward foreign currency exchange contracts	99,857,151
Interest rate contracts	Due from/to broker-variation margin futures	258,659,466	*	Due from/to broker-variation margin futures	2,468,975	*
Interest rate contracts	Due from/to broker-variation margin swaps	88,005,194	*	Due from/to broker-variation margin swaps	37,663,206	*
Interest rate contracts	Unaffiliated investments	2,509,614		Options written outstanding, at value	6,250,660
Interest rate contracts	Unrealized appreciation on OTC swap agreements	13,023,961		Unrealized depreciation on OTC swap agreements	7,169,332

		$584,222,219			$323,554,975

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 255

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(89,177,983)	$666,516,539	$—	$—	$(583,219,116)
Foreign exchange contracts	—	—	—	(103,705,797)	—
Interest rate contracts	3,103,195	131,619	(477,359,668)	—	23,659,782

Total	$(86,074,788)	$666,648,158	$(477,359,668)	$(103,705,797)	$(559,559,334)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(14,103,223)	$(12,774,936)	$—	$—	$30,103,757
Foreign exchange contracts	—	—	—	(87,572,943)	—
Interest rate contracts	803,879	(1,781,670)	572,513,908	—	(3,285,546)

Total	$(13,299,344)	$(14,556,606)	$572,513,908	$(87,572,943)	$26,818,211

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 15,957,341
Options Written (2)	7,963,879,722
Futures Contracts - Long Positions (2)	16,669,872,106
Futures Contracts - Short Positions (2)	899,510,448
Forward Foreign Currency Exchange Contracts - Purchased (3)	2,133,193,800
Forward Foreign Currency Exchange Contracts - Sold (3)	8,131,304,178
Cross Currency Exchange Contracts (4)	14,831,721
Interest Rate Swap Agreements (2)	10,347,471,797
Credit Default Swap Agreements - Buy Protection (2)	7,405,831,633
Credit Default Swap Agreements - Sell Protection (2)	9,863,269,960

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (2)	$ 514,590,237

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$464,978,543	$(464,978,543)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$31,553,602	$(39,815,432)	$(8,261,830)	$8,261,830	$—
BNP	1,474,540	(1,958,531)	(483,991)	—	(483,991)
BNY	—	(1,690,662)	(1,690,662)	839,655	(851,007)
BOA	16,274,930	(21,663,917)	(5,388,987)	5,388,987	—
CITI	46,171,092	(41,367,678)	4,803,414	(3,069,464)	1,733,950
DB	2,786,526	(8,253,760)	(5,467,234)	5,467,234	—
GSI	46,852,263	(38,419,065)	8,433,198	(2,000,000)	6,433,198
HSBC	2,385,840	(66,270,396)	(63,884,556)	63,884,556	—
JPM	9,455,690	(2,751,727)	6,703,963	(5,981,457)	722,506
MSI	18,757,439	(19,384,219)	(626,780)	626,780	—
SCB	1,537,507	(4,590,242)	(3,052,735)	2,912,419	(140,316)
SSB	10,039,189	(693,773)	9,345,416	(1,357,139)	7,988,277
TD	6,386,282	(609,654)	5,776,628	—	5,776,628

	$193,674,900	$(247,469,056)	$(53,794,156)	$74,973,401	$21,179,245

See Notes to Financial Statements.

PGIM Total Return Bond Fund 257

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $464,978,543:
Unaffiliated investments (cost $49,800,596,488)	$48,394,605,002
Affiliated investments (cost $1,920,819,734)	1,920,747,593
Cash	44,835
Foreign currency, at value (cost $61,050,940)	60,839,410
Cash segregated for counterparty - OTC	950,000
Dividends and interest receivable	332,207,559
Receivable for investments sold	234,233,845
Unrealized appreciation on OTC swap agreements	138,137,179
Receivable for Fund shares sold	70,471,177
Unrealized appreciation on OTC forward foreign currency exchange contracts	41,940,110
Premiums paid for OTC swap agreements	11,038,977
Unrealized appreciation on unfunded loan commitment	1,381,967
Due from broker—variation margin swaps and swaptions	1,065,028
Unrealized appreciation on OTC cross currency exchange contracts	71,320
Prepaid expenses and other assets	5,317,043

Total Assets	51,213,051,045

Liabilities
Payable for investments purchased	1,031,929,366
Payable to broker for collateral for securities on loan	474,732,847
Forward commitment contracts, at value (proceeds receivable $139,178,770)	139,464,511
Payable for Fund shares purchased	138,027,425
Unrealized depreciation on OTC swap agreements	129,579,443
Unrealized depreciation on OTC forward foreign currency exchange contracts	99,857,151
Premiums received for OTC swap agreements	15,109,290
Management fee payable	15,057,118
Dividends payable	13,109,690
Due to broker—variation margin futures	12,483,547
Options written outstanding, at value (premiums received $4,963,660)	6,250,660
Accrued expenses and other liabilities	4,254,865
Distribution fee payable	816,727
Affiliated transfer agent fee payable	90,472
Directors’ fees payable	9,795
Unrealized depreciation on OTC cross currency exchange contracts	6,362

Total Liabilities	2,080,779,269

Net Assets	$49,132,271,776

Net assets were comprised of:
Common stock, at par	$4,095,481
Paid-in capital in excess of par	58,058,164,713
Total distributable earnings (loss)	(8,929,988,418)

Net assets, April 30, 2025	$49,132,271,776

See Notes to Financial Statements.

PGIM Total Return Bond Fund 259

PGIM Total Return Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($2,229,220,803 ÷ 185,320,427 shares of common stock issued and outstanding)	$12.03

Maximum sales charge (3.25% of offering price)	0.40

Maximum offering price to public	$12.43

Class C

Net asset value, offering price and redemption price per share, ($290,731,557 ÷ 24,193,870 shares of common stock issued and outstanding)	$12.02

Class R

Net asset value, offering price and redemption price per share, ($277,627,039 ÷ 23,034,065 shares of common stock issued and outstanding)	$12.05

Class Z

Net asset value, offering price and redemption price per share, ($24,797,709,048 ÷ 2,068,678,376 shares of common stock issued and outstanding)	$11.99

Class R2

Net asset value, offering price and redemption price per share, ($38,450,733 ÷ 3,204,516 shares of common stock issued and outstanding)	$12.00

Class R4

Net asset value, offering price and redemption price per share, ($44,772,327 ÷ 3,730,477 shares of common stock issued and outstanding)	$12.00

Class R6

Net asset value, offering price and redemption price per share, ($21,453,760,269 ÷ 1,787,319,365 shares of common stock issued and outstanding)	$12.00

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income	$1,243,571,080
Affiliated dividend income	16,289,199
Unaffiliated dividend income	5,019,224
Income from securities lending, net (including affiliated income of $323,450)	324,394

Total income	1,265,203,897

Expenses
Management fee	94,185,837
Distribution fee(a)	5,370,069
Shareholder servicing fees(a)	41,999
Transfer agent’s fees and expenses (including affiliated expense of $329,266)(a)	14,326,149
Custodian and accounting fees	1,344,745
Shareholders’ reports	794,376
Registration fees(a)	439,359
Directors’ fees	307,278
Professional fees	152,766
SEC registration fees	89,624
Audit fee	36,373
Miscellaneous	344,952

Total expenses	117,433,527
Less: Fee waiver and/or expense reimbursement(a)	(2,449,442)
Distribution fee waiver(a)	(352,802)

Net expenses	114,631,283

Net investment income (loss)	1,150,572,614

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(42,456))	(586,926,594)
Affiliated net capital gain distributions received	24,162
Futures transactions	(477,359,668)
Forward and cross currency contract transactions	(103,705,797)
Options written transactions	666,648,158
Swap agreement transactions	(559,559,334)
Foreign currency transactions	(126,083,320)

(1,186,962,393)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(186,483))	761,420,612
Futures	572,513,908
Forward and cross currency contracts	(87,572,943)
Options written	(14,556,606)
Swap agreements	26,818,211
Foreign currencies	1,879,043
Unfunded loan commitments	731,543

1,261,233,768

Net gain (loss) on investment and foreign currency transactions	74,271,375

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,224,843,989

See Notes to Financial Statements.

PGIM Total Return Bond Fund 261

PGIM Total Return Bond Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,745,327	1,515,167	1,058,407	—	51,168	—	—
Shareholder servicing fees	—	—	—	—	20,467	21,532	—
Transfer agent’s fees and expenses	1,222,196	133,829	170,176	12,451,096	32,777	33,977	282,098
Registration fees	54,548	24,795	14,380	198,356	9,918	8,430	128,932
Fee waiver and/or expense reimbursement	(79,413)	(10,953)	(25,251)	(1,128,034)	(13,457)	(11,643)	(1,180,691)
Distribution fee waiver	—	—	(352,802)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,150,572,614	$2,179,203,537
Net realized gain (loss) on investment and foreign currency transactions	(1,186,986,555)	(850,435,681)
Affiliated net capital gain distributions received	24,162	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,261,233,768	3,725,128,124

Net increase (decrease) in net assets resulting from operations	1,224,843,989	5,053,895,980

Dividends and Distributions
Distributions from distributable earnings
Class A	(48,077,327)	(90,829,938)
Class C	(5,518,882)	(12,076,209)
Class R	(5,821,076)	(13,107,550)
Class Z	(576,361,195)	(1,030,449,804)
Class R2	(868,867)	(1,655,462)
Class R4	(967,447)	(2,319,513)
Class R6	(505,094,844)	(981,611,617)

	(1,142,709,638)	(2,132,050,093)

Tax return of capital distributions
Class A	—	(1,437,763)
Class C	—	(191,156)
Class R	—	(207,482)
Class Z	—	(16,311,176)
Class R2	—	(26,205)
Class R4	—	(36,716)
Class R6	—	(15,538,108)

	—	(33,748,606)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,406,777,127	17,867,354,631
Net asset value of shares issued in reinvestment of dividends and distributions	1,064,485,978	2,025,940,839
Cost of shares purchased	(8,701,219,749)	(13,031,553,471)

Net increase (decrease) in net assets from Fund share transactions	(229,956,644)	6,861,741,999

Total increase (decrease)	(147,822,293)	9,749,839,280

Net Assets:

Beginning of period	49,280,094,069	39,530,254,789

End of period	$49,132,271,776	$49,280,094,069

See Notes to Financial Statements.

PGIM Total Return Bond Fund 263

PGIM Total Return Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.01		$11.19	$11.59	$14.59	$14.76	$15.06
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.54	0.49	0.35	0.31	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.82	(0.23)	(2.91)	(0.13)	0.30
Total from investment operations	0.28		1.36	0.26	(2.56)	0.18	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.53)	(0.61)	(0.44)	(0.35)	(0.44)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.26)		(0.54)	(0.66)	(0.44)	(0.35)	(0.95)
Net asset value, end of period	$12.03		$12.01	$11.19	$11.59	$14.59	$14.76
Total Return(b):	2.35%		12.28%	2.10%	(17.86)%	1.24%	4.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,229,221		$2,206,338	$1,824,759	$2,008,053	$2,758,270	$5,060,608
Average net assets (000)	$2,214,463		$2,042,292	$2,035,470	$2,296,656	$3,625,405	$4,694,599
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.76%	0.76%	0.75%	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	0.77%	0.78%	0.76%	0.78%	0.80%
Net investment income (loss)	4.41	%(d)	4.55%	4.15%	2.68%	2.11%	2.40%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.99		$11.17	$11.58	$14.57	$14.74	$15.05
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.45	0.40	0.26	0.21	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.82	(0.23)	(2.91)	(0.13)	0.29
Total from investment operations	0.25		1.27	0.17	(2.65)	0.08	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.44)	(0.53)	(0.34)	(0.25)	(0.34)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.22)		(0.45)	(0.58)	(0.34)	(0.25)	(0.85)
Net asset value, end of period	$12.02		$11.99	$11.17	$11.58	$14.57	$14.74
Total Return(b):	2.07%		11.46%	1.27%	(18.42)%	0.52%	3.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$290,732		$322,437	$310,104	$356,761	$624,724	$763,705
Average net assets (000)	$305,545		$324,413	$338,939	$487,082	$705,707	$727,885
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.49	%(d)	1.50%	1.49%	1.49%	1.47%	1.48%
Expenses before waivers and/or expense reimbursement	1.50	%(d)	1.51%	1.50%	1.50%	1.47%	1.49%
Net investment income (loss)	3.67	%(d)	3.81%	3.41%	1.93%	1.39%	1.69%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 265

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.03		$11.21	$11.62	$14.62	$14.79	$15.09
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.51	0.46	0.32	0.27	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.82	(0.23)	(2.91)	(0.12)	0.30
Total from investment operations	0.26		1.33	0.23	(2.59)	0.15	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.50)	(0.59)	(0.41)	(0.32)	(0.41)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.24)		(0.51)	(0.64)	(0.41)	(0.32)	(0.92)
Net asset value, end of period	$12.05		$12.03	$11.21	$11.62	$14.62	$14.79
Total Return(b):	2.22%		11.98%	1.77%	(18.03)%	0.99%	4.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$277,627		$298,219	$304,132	$338,271	$503,005	$522,645
Average net assets (000)	$284,581		$311,709	$332,133	$423,633	$521,465	$522,378
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.28%	1.29%	1.30%	1.29%	1.29%
Net investment income (loss)	4.16	%(d)	4.30%	3.89%	2.42%	1.85%	2.17%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.96		$11.15	$11.55	$14.54	$14.71	$15.01
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.57	0.52	0.39	0.35	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.81	(0.23)	(2.91)	(0.13)	0.30
Total from investment operations	0.30		1.38	0.29	(2.52)	0.22	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.56)	(0.64)	(0.47)	(0.39)	(0.48)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.27)		(0.57)	(0.69)	(0.47)	(0.39)	(0.99)
Net asset value, end of period	$11.99		$11.96	$11.15	$11.55	$14.54	$14.71
Total Return(b):	2.57%		12.51%	2.28%	(17.57)%	1.51%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,797,709		$24,451,209	$18,260,271	$16,247,522	$27,785,966	$32,816,831
Average net assets (000)	$25,024,645		$21,919,268	$17,843,531	$21,834,025	$32,125,666	$29,367,898
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	0.50	%(d)	0.50%	0.51%	0.52%	0.51%	0.52%
Net investment income (loss)	4.68	%(d)	4.81%	4.43%	2.92%	2.37%	2.67%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 267

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.98		$11.16	$11.56	$14.55	$14.72	$15.02
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.53	0.47	0.34	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.81	(0.22)	(2.91)	(0.13)	0.30
Total from investment operations	0.27		1.34	0.25	(2.57)	0.16	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.51)	(0.60)	(0.42)	(0.33)	(0.42)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.25)		(0.52)	(0.65)	(0.42)	(0.33)	(0.93)
Net asset value, end of period	$12.00		$11.98	$11.16	$11.56	$14.55	$14.72
Total Return(b):	2.29%		12.15%	1.88%	(17.89)%	1.10%	4.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,451		$42,583	$33,851	$38,733	$54,918	$87,499
Average net assets (000)	$41,273		$38,417	$37,134	$47,445	$75,003	$77,134
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.97%	0.95%	0.96%	0.93%	0.96%
Net investment income (loss)	4.28	%(d)	4.41%	4.01%	2.54%	1.98%	2.27%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 269

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.98		$11.16	$11.57	$14.55	$14.73	$15.02
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.56	0.50	0.37	0.33	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.81	(0.23)	(2.90)	(0.14)	0.31
Total from investment operations	0.29		1.37	0.27	(2.53)	0.19	0.68
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.54)	(0.63)	(0.45)	(0.37)	(0.46)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.27)		(0.55)	(0.68)	(0.45)	(0.37)	(0.97)
Net asset value, end of period	$12.00		$11.98	$11.16	$11.57	$14.55	$14.73
Total Return(b):	2.41%		12.43%	2.13%	(17.68)%	1.29%	4.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,772		$44,366	$49,884	$65,262	$103,030	$121,778
Average net assets (000)	$43,421		$50,744	$60,376	$88,897	$114,912	$99,194
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.64%	0.64%	0.64%	0.64%	0.64%
Expenses before waivers and/or expense reimbursement	0.69	%(d)	0.68%	0.68%	0.68%	0.66%	0.70%
Net investment income (loss)	4.53	%(d)	4.67%	4.26%	2.77%	2.23%	2.50%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.98		$11.16	$11.57	$14.56	$14.73	$15.03
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.59	0.53	0.40	0.36	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.81	(0.23)	(2.90)	(0.12)	0.30
Total from investment operations	0.30		1.40	0.30	(2.50)	0.24	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.57)	(0.66)	(0.49)	(0.41)	(0.50)
Tax return of capital distributions	-		(0.01)	(0.05)	-	-	(0.01)
Distributions from net realized gains	-		-	-	-	-	(0.50)
Total dividends and distributions	(0.28)		(0.58)	(0.71)	(0.49)	(0.41)	(1.01)
Net asset value, end of period	$12.00		$11.98	$11.16	$11.57	$14.56	$14.73
Total Return(b):	2.54%		12.71%	2.39%	(17.53)%	1.61%	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,453,760		$21,914,943	$18,747,254	$18,996,401	$25,136,248	$21,400,826
Average net assets (000)	$21,463,217		$20,421,250	$19,675,230	$22,463,818	$23,688,250	$20,511,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income (loss)	4.78	%(d)	4.91%	4.52%	3.05%	2.47%	2.78%
Portfolio turnover rate(e)(f)	39%		113%	310%	130%	46%	53%

(a)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 271

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the following series of the RIC: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund (each, a “Fund” and collectively, the Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Short Duration Multi-Sector Bond Fund (“Short Duration Multi-Sector Bond”)	To seek total return.
PGIM Total Return Bond Fund (“Total Return Bond”)	To seek total return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

Notes to Financial Statements (unaudited) (continued)

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

Notes to Financial Statements (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is

Notes to Financial Statements (unaudited) (continued)

to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

Notes to Financial Statements (unaudited) (continued)

specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Funds entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may

Notes to Financial Statements (unaudited) (continued)

be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a

Notes to Financial Statements (unaudited) (continued)

segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the subadviser). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Short Duration Multi-Sector Bond	0.32% of average daily net assets up to $5 billion; 0.31% of average daily net assets over $5 billion.	0.32%

Total Return Bond	0.44% of average daily net assets up to $1 billion; 0.42% of average daily net assets from $1 billion to $3 billion; 0.40% of average daily net assets from $3 billion to $5 billion; 0.39% of average daily net assets from $5 billion to $10 billion; 0.38% of average daily net assets from $10 billion to $50 billion; 0.37% of average daily net assets from $50 billion to $100 billion; and 0.36% of average daily net assets over $100 billion.	0.38

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Short Duration Multi-Sector Bond - Class A	0.85%
Short Duration Multi-Sector Bond - Class C	1.60
Short Duration Multi-Sector Bond - Class Z	0.39
Short Duration Multi-Sector Bond - Class R6	0.32
Total Return Bond - Class A	0.76
Total Return Bond - Class C	1.51
Total Return Bond - Class R	1.01
Total Return Bond - Class Z	0.49
Total Return Bond - Class R2	0.89
Total Return Bond - Class R4	0.64
Total Return Bond - Class R6	0.39

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

Notes to Financial Statements (unaudited) (continued)

The Total Return Bond Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Short Duration Multi-Sector Bond - Class A	0.25%	0.25%	N/A%
Short Duration Multi-Sector Bond - Class C	1.00	1.00	N/A
Short Duration Multi-Sector Bond - Class Z	N/A	N/A	N/A
Short Duration Multi-Sector Bond - Class R6	N/A	N/A	N/A
Total Return Bond - Class A	0.25	0.25	N/A
Total Return Bond - Class C	1.00	1.00	N/A
Total Return Bond - Class R	0.75	0.50	N/A
Total Return Bond - Class Z	N/A	N/A	N/A
Total Return Bond - Class R2	0.25	0.25	0.10
Total Return Bond - Class R4	N/A	N/A	0.10
Total Return Bond - Class R6	N/A	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Short Duration Multi-Sector Bond - Class A	$303,681	$56,341
Short Duration Multi-Sector Bond - Class C	—	6,183
Total Return Bond - Class A	696,849	50,671
Total Return Bond - Class C	—	22,241

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments.PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Short Duration Multi-Sector Bond	$3,490,574,706	$2,560,549,513
Total Return Bond	19,037,548,128	19,006,264,392

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented in thousands (000) as follows:

Notes to Financial Statements (unaudited) (continued)

Short Duration Multi-Sector Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ 15,230	$ 61,473	$ —	$ (135)	$ —	$ 76,568	1,496	$1,309	$ 24

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)

73,741	1,091,189	1,025,117	—	—	139,813	139,813	2,054	—

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(b)(wa)

42,499	392,569	380,351	(1)	(16)	54,700	54,738	83(1)	—

$116,240	$1,483,758	$1,405,468	$ (1)	$ (16)	$194,513		$2,137	$ —

$131,470	$1,545,231	$1,405,468	$ (136)	$ (16)	$271,081		$3,446	$ 24

Total Return Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ 25,526	$ 63,735	$ —	$ (186)	$ —	$ 89,075	1,740	$ 1,421	$24

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)

524,074	6,219,540	5,388,111	—	—	1,355,503	1,355,503	14,868	—

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(b)(wa)

257,037	1,233,456	1,014,281	(—)[2]	(42)	476,170	476,503	324(1)	—

$781,111	$7,452,996	$6,402,392	$ (—)	$ (42)	$1,831,673		$15,192	$—

$806,637	$7,516,731	$6,402,392	$ (186)	$ (42)	$1,920,748		$16,613	$24

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(2)	Amount rounds to zero.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Multi-Sector Bond	$6,537,507,240	$ 121,681,959	$(117,141,644)	$4,540,315
Total Return Bond	51,666,753,280	1,123,635,444	(2,354,961,043)	(1,231,325,599)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Short Duration Multi-Sector Bond	$171,083,000	$—
Total Return Bond	6,644,617,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares, as applicable. Class A shares are sold with a maximum front-end sales charge of 2.25% for Short Duration Multi-Sector Bond Fund and 3.25% for Total Return Bond Fund. For Short Duration Multi-Sector Bond Fund, investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. For Total Return Bond Fund, investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and

Notes to Financial Statements (unaudited) (continued)

Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares

Short Duration Multi-Sector Bond - Class A	250,000,000

Short Duration Multi-Sector Bond - Class C	50,000,000

Short Duration Multi-Sector Bond - Class Z	1,500,000,000

Short Duration Multi-Sector Bond - Class T	25,000,000

Short Duration Multi-Sector Bond - Class R6	1,500,000,000

Total Return Bond - Class A	2,200,000,000

Total Return Bond - Class B	5,000,000

Total Return Bond - Class C	500,000,000

Total Return Bond - Class R	500,000,000

Total Return Bond - Class Z	23,000,000,000

Total Return Bond - Class T	470,000,000

Total Return Bond - Class R2	400,000,000

Total Return Bond - Class R4	400,000,000

Total Return Bond - Class R6	19,700,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Total Return Bond–Class Z	395,760	0.1%
Total Return Bond–Class R6	7,018,248	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Short Duration Multi-Sector Bond	—	—%
Total Return Bond	—	—

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Short Duration Multi-Sector Bond	6	82.3%
Total Return Bond	7	66.3

Short Duration Multi-Sector Bond:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	23,128,589	$205,069,320
Shares issued in reinvestment of dividends and distributions	1,872,225	16,592,524
Shares purchased	(11,443,239)	(101,440,225)
Net increase (decrease) in shares outstanding before conversion	13,557,575	120,221,619
Shares issued upon conversion from other share class(es)	730,666	6,475,791
Shares purchased upon conversion into other share class(es)	(614,519)	(5,444,726)
Net increase (decrease) in shares outstanding	13,673,722	$121,252,684

Year ended October 31, 2024:
Shares sold	50,906,049	$448,656,371
Shares issued in reinvestment of dividends and distributions	1,809,933	15,946,773
Shares purchased	(22,058,434)	(194,098,457)
Net increase (decrease) in shares outstanding before conversion	30,657,548	270,504,687
Shares issued upon conversion from other share class(es)	924,049	8,139,491
Shares purchased upon conversion into other share class(es)	(1,467,241)	(12,891,792)
Net increase (decrease) in shares outstanding	30,114,356	$265,752,386

Class C
Six months ended April 30, 2025:
Shares sold	1,234,354	$10,956,413
Shares issued in reinvestment of dividends and distributions	125,593	1,113,661
Shares purchased	(449,097)	(3,982,693)
Net increase (decrease) in shares outstanding before conversion	910,850	8,087,381
Shares purchased upon conversion into other share class(es)	(191,681)	(1,698,295)
Net increase (decrease) in shares outstanding	719,169	$6,389,086

Year ended October 31, 2024:
Shares sold	2,815,046	$24,831,837
Shares issued in reinvestment of dividends and distributions	123,394	1,087,222
Shares purchased	(713,096)	(6,270,619)
Net increase (decrease) in shares outstanding before conversion	2,225,344	19,648,440
Shares purchased upon conversion into other share class(es)	(256,422)	(2,263,293)
Net increase (decrease) in shares outstanding	1,968,922	$17,385,147

Notes to Financial Statements (unaudited) (continued)

Short Duration Multi-Sector Bond (cont’d.):

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2025:
Shares sold	127,542,962	$1,134,498,886
Shares issued in reinvestment of dividends and distributions	9,505,088	84,566,901
Shares purchased	(62,519,676)	(555,912,725)
Net increase (decrease) in shares outstanding before conversion	74,528,374	663,153,062
Shares issued upon conversion from other share class(es)	1,271,537	11,331,157
Shares purchased upon conversion into other share class(es)	(804,226)	(7,152,719)
Net increase (decrease) in shares outstanding	74,995,685	$667,331,500

Year ended October 31, 2024:
Shares sold	230,047,273	$2,033,805,905
Shares issued in reinvestment of dividends and distributions	9,513,854	84,125,198
Shares purchased	(92,589,589)	(817,926,387)
Net increase (decrease) in shares outstanding before conversion	146,971,538	1,300,004,716
Shares issued upon conversion from other share class(es)	1,164,315	10,266,999
Shares purchased upon conversion into other share class(es)	(7,540,881)	(67,686,768)
Net increase (decrease) in shares outstanding	140,594,972	$1,242,584,947

Class R6
Six months ended April 30, 2025:
Shares sold	68,288,167	$605,668,252
Shares issued in reinvestment of dividends and distributions	6,810,742	60,390,369
Shares purchased	(32,801,654)	(290,882,802)
Net increase (decrease) in shares outstanding before conversion	42,297,255	375,175,819
Shares issued upon conversion from other share class(es)	468,889	4,154,060
Shares purchased upon conversion into other share class(es)	(862,046)	(7,665,268)
Net increase (decrease) in shares outstanding	41,904,098	$371,664,611

Year ended October 31, 2024:
Shares sold	101,763,775	$895,947,582
Shares issued in reinvestment of dividends and distributions	8,037,435	70,813,075
Shares purchased	(54,900,670)	(482,968,376)
Net increase (decrease) in shares outstanding before conversion	54,900,540	483,792,281
Shares issued upon conversion from other share class(es)	7,372,137	65,974,112
Shares purchased upon conversion into other share class(es)	(174,669)	(1,538,749)
Net increase (decrease) in shares outstanding	62,098,008	$548,227,644

Total Return Bond:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	27,672,119	$330,981,928
Shares issued in reinvestment of dividends and distributions	3,747,798	44,992,063
Shares purchased	(31,450,010)	(375,888,276)
Net increase (decrease) in shares outstanding before conversion	(30,093)	85,715
Shares issued upon conversion from other share class(es)	4,493,978	53,675,606
Shares purchased upon conversion into other share class(es)	(2,910,777)	(34,803,005)

Net increase (decrease) in shares outstanding	1,553,108	$18,958,316

Year ended October 31, 2024:
Shares sold	61,393,773	$736,030,152
Shares issued in reinvestment of dividends and distributions	7,188,659	85,990,872
Shares purchased	(51,092,118)	(609,287,510)
Net increase (decrease) in shares outstanding before conversion	17,490,314	212,733,514
Shares issued upon conversion from other share class(es)	8,361,281	99,893,870
Shares purchased upon conversion into other share class(es)	(5,224,597)	(62,372,786)
Net increase (decrease) in shares outstanding	20,626,998	$250,254,598

Class C
Six months ended April 30, 2025:
Shares sold	1,665,133	$19,893,997
Shares issued in reinvestment of dividends and distributions	434,203	5,207,361
Shares purchased	(2,904,703)	(34,699,067)
Net increase (decrease) in shares outstanding before conversion	(805,367)	(9,597,709)
Shares purchased upon conversion into other share class(es)	(1,884,087)	(22,462,012)
Net increase (decrease) in shares outstanding	(2,689,454)	$(32,059,721)

Year ended October 31, 2024:
Shares sold	7,542,910	$90,177,749
Shares issued in reinvestment of dividends and distributions	965,177	11,527,869
Shares purchased	(5,687,778)	(67,717,677)
Net increase (decrease) in shares outstanding before conversion	2,820,309	33,987,941
Shares purchased upon conversion into other share class(es)	(3,689,749)	(44,068,208)
Net increase (decrease) in shares outstanding	(869,440)	$(10,080,267)

Class R
Six months ended April 30, 2025:
Shares sold	1,338,193	$16,022,074
Shares issued in reinvestment of dividends and distributions	483,421	5,816,454
Shares purchased	(3,576,447)	(42,880,165)
Net increase (decrease) in shares outstanding before conversion	(1,754,833)	(21,041,637)
Shares purchased upon conversion into other share class(es)	(712)	(8,497)
Net increase (decrease) in shares outstanding	(1,755,545)	$(21,050,134)

Notes to Financial Statements (unaudited) (continued)

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	3,064,058	$36,782,128
Shares issued in reinvestment of dividends and distributions	1,110,377	13,301,619
Shares purchased	(6,514,000)	(78,003,339)
Net increase (decrease) in shares outstanding before conversion	(2,339,565)	(27,919,592)
Shares purchased upon conversion into other share class(es)	(7,162)	(85,842)
Net increase (decrease) in shares outstanding	(2,346,727)	$(28,005,434)

Class Z
Six months ended April 30, 2025:
Shares sold	367,132,975	$4,379,690,614
Shares issued in reinvestment of dividends and distributions	44,676,972	534,466,976
Shares purchased	(398,262,314)	(4,742,489,303)
Net increase (decrease) in shares outstanding before conversion	13,547,633	171,668,287
Shares issued upon conversion from other share class(es)	16,369,856	196,146,939
Shares purchased upon conversion into other share class(es)	(4,901,770)	(58,389,974)
Net increase (decrease) in shares outstanding	25,015,719	$309,425,252

Year ended October 31, 2024:
Shares sold	856,670,876	$10,218,646,742
Shares issued in reinvestment of dividends and distributions	81,699,371	974,088,708
Shares purchased	(519,167,690)	(6,172,377,851)
Net increase (decrease) in shares outstanding before conversion	419,202,557	5,020,357,599
Shares issued upon conversion from other share class(es)	5,802,554	69,041,015
Shares purchased upon conversion into other share class(es)	(19,572,980)	(238,593,971)
Net increase (decrease) in shares outstanding	405,432,131	$4,850,804,643

Class R2
Six months ended April 30, 2025:
Shares sold	384,261	$4,586,429
Shares issued in reinvestment of dividends and distributions	72,296	865,659
Shares purchased	(807,709)	(9,612,945)
Net increase (decrease) in shares outstanding	(351,152)	$(4,160,857)

Year ended October 31, 2024:
Shares sold	1,508,122	$17,852,002
Shares issued in reinvestment of dividends and distributions	140,499	1,677,456
Shares purchased	(1,126,920)	(13,422,286)
Net increase (decrease) in shares outstanding	521,701	$6,107,172

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Class R4
Six months ended April 30, 2025:
Shares sold	823,997	$9,824,074
Shares issued in reinvestment of dividends and distributions	50,513	605,291
Shares purchased	(847,694)	(10,142,265)
Net increase (decrease) in shares outstanding	26,816	$287,100

Year ended October 31, 2024:
Shares sold	1,919,944	$22,873,681
Shares issued in reinvestment of dividends and distributions	109,953	1,311,743
Shares purchased	(2,796,245)	(33,230,723)
Net increase (decrease) in shares outstanding	(766,348)	$(9,045,299)

Class R6
Six months ended April 30, 2025:
Shares sold	221,621,954	$2,645,778,011
Shares issued in reinvestment of dividends and distributions	39,436,003	472,532,174
Shares purchased	(291,784,034)	(3,485,507,728)
Net increase (decrease) in shares outstanding before conversion	(30,726,077)	(367,197,543)
Shares issued upon conversion from other share class(es)	2,860,660	34,139,072
Shares purchased upon conversion into other share class(es)	(14,009,045)	(168,298,129)
Net increase (decrease) in shares outstanding	(41,874,462)	$(501,356,600)

Year ended October 31, 2024:
Shares sold	565,834,136	$6,744,992,177
Shares issued in reinvestment of dividends and distributions	78,595,022	938,042,572
Shares purchased	(509,158,881)	(6,057,514,085)
Net increase (decrease) in shares outstanding before conversion	135,270,277	1,625,520,664
Shares issued upon conversion from other share class(es)	15,666,658	192,385,520
Shares purchased upon conversion into other share class(es)	(1,359,723)	(16,199,598)
Net increase (decrease) in shares outstanding	149,577,212	$1,801,706,586

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Notes to Financial Statements (unaudited) (continued)

SCA

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended April 30, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Short Duration Multi-Sector Bond	Total Return Bond

Collarteralized Loan Obligations	–	X
Covenant-Lite	X	X
Credit	X	X
Currency	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	–	X
Floating Rate and Other Loans	X	X
Foreign Securities	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X

Risks	Short Duration Multi-Sector Bond	Total Return Bond

Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Mortgage-Backed and Asset-Backed Securities	X	X
Portfolio Turnover	–	X
Structured Products	–	X
U.S. Government and Agency Securities	X	X

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Notes to Financial Statements (unaudited) (continued)

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those

Notes to Financial Statements (unaudited) (continued)

with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Notes to Financial Statements (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities

Notes to Financial Statements (unaudited) (continued)

issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025